As filed with the U.S. Securities and Exchange Commission on 10/08/20

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22980

Angel Oak Funds Trust

(Exact name of registrant as specified in charter)

3344 Peachtree Rd. NE, Suite 1725

Atlanta, Georgia 30326

(Address of principal executive offices) (Zip code)

Dory S. Black, Esq., President

3344 Peachtree Rd. NE, Suite 1725

Atlanta, Georgia 30326

(Name and address of agent for service)

Copy to:

Douglas P. Dick

Stephen T. Cohen

Dechert LLP

1900 K Street NW

Washington, DC 20006

(404) 953-4900

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: July 31, 2020

Item 1.	Reports to Stockholders.

[Insert full text of semi-annual or annual report here]

Semi-Annual Report

July 31, 2020

Angel Oak Multi-Strategy Income Fund

Angel Oak Financials Income Fund

Angel Oak High Yield Opportunities Fund

Angel Oak UltraShort Income Fund

Angel Oak Capital Advisors, LLC

3344 Peachtree Road NE

Suite 1725

Atlanta, GA 30326

(404) 953-4900

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling (855) 751-4324.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call (855) 751-4324 to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through a financial intermediary or all Funds held with the Fund complex if you invest directly with the Funds.

Investment Results – (Unaudited)

Angel Oak Multi-Strategy Income Fund

Total Return Based on a $1,000,000 Investment

The Fund is the successor to the investment performance of the Angel Oak Multi-Strategy Income Fund (the “Predecessor Multi-Strategy Income Fund”) as a result of the reorganization of the Predecessor Multi-Strategy Income Fund into the Fund on April 10, 2015. Accordingly, the performance information shown in the chart above and table below for periods prior to April 10, 2015 is that of the Predecessor Multi-Strategy Income Fund. The Predecessor Multi-Strategy Income Fund was also advised by the Fund’s investment adviser, Angel Oak Capital Advisors, LLC (the “Adviser”) and had the same investment objective, policies, and strategies as the Fund.

The chart above assumes an initial investment of $1,000,000 made on August 16, 2012 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2020)

	Average Annual Returns
	One Year	Three Year	Five Year	Since Inception(2)
Angel Oak Multi-Strategy Income Fund, Institutional Class	-4.01%	1.27%	2.16%	3.72%
Angel Oak Multi-Strategy Income Fund, Class A without load	-4.14%	1.03%	1.92%	5.50%
Angel Oak Multi-Strategy Income Fund, Class A with load	-6.34%	0.27%	1.45%	5.24%
Angel Oak Multi-Strategy Income Fund, Class C without load	-4.89%	0.29%	N/A	1.15%
Angel Oak Multi-Strategy Income Fund, Class C with load	-5.80%	0.29%	N/A	1.15%
Bloomberg Barclays U.S. Aggregate Bond Index(3)	10.12%	5.69%	4.47%	3.54	%(4)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A Shares, with load, include the maximum 2.25% sales charge. Total returns for Class C Shares, with load, include the maximum 1.00% deferred sales charge.

(2) Inception date is August 16, 2012 for Institutional Class Shares, June 28, 2011 for Class A Shares, and August 4, 2015 for Class C Shares.

Investment Results – (Unaudited) (continued)

(3) The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the investment-grade, fixed-rate bond market, including government and credit securities, agency pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(4) The return shown for the Bloomberg Barclays U.S. Aggregate Bond Index is from the inception date of the Institutional Class Shares. The Bloomberg Barclays U.S. Aggregate Bond Index return from the inception date of Class A Shares is 3.92% and for Class C Shares is 4.49%.

Investment Results – (Unaudited) (continued)

Angel Oak Financials Income Fund

Total Return Based on a $1,000,000 Investment

The chart above assumes an initial investment of $1,000,000 made on November 3, 2014 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2020)

	Average Annual Returns
	One Year	Three Year	Five Year	Since Inception(2)
Angel Oak Financials Income Fund, Institutional Class	-4.21%	1.80%	1.38%	2.16%
Angel Oak Financials Income Fund, Class A without load	-4.65%	1.48%	1.11%	1.89%
Angel Oak Financials Income Fund, Class A with load	-6.82%	0.70%	0.64%	1.49%
Angel Oak Financials Income Fund, Class C without load	-5.15%	0.80%	N/A	0.38%
Angel Oak Financials Income Fund, Class C with load	-6.07%	0.80%	N/A	0.38%
Bloomberg Barclays U.S. Aggregate Bond Index(3)	10.12%	5.69%	4.47%	4.15	%(4)
Bloomberg Barclays U.S. Aggregate 3-5 Year Index(5)	6.86%	4.06%	3.22%	3.13	%(6)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A Shares, with load, include the maximum 2.25% sales charge. Total returns for Class C Shares, with load, include the maximum 1.00% deferred sales charge.

(2) Inception date is November 3, 2014 for Institutional Class and Class A Shares and August 4, 2015 for Class C Shares.

(3) The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the investment-grade, fixed-rate bond market, including government and credit securities, agency pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Effective April 2, 2020, the Fund’s primary benchmark was changed from the Bloomberg Barclays U.S. Aggregate Bond Index to the Bloomberg Barclays U.S. Aggregate 3-5 Year Index which more closely aligns with the Fund’s investment portfolio and its duration profile.

(4) The return shown for the Bloomberg Barclays U.S. Aggregate Bond Index is from the inception date of the Institutional Class and Class A Shares. The Bloomberg Barclays U.S. Aggregate Bond Index return from the inception date of the Class C Shares is 4.49%.

Investment Results – (Unaudited) (continued)

(5) The Bloomberg Barclays U.S. Aggregate 3-5 Year Index tracks bonds with 3-5 year maturities within the Bloomberg Barclays U.S. Aggregate Bond Index. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(6) The return shown for the Bloomberg Barclays U.S. Aggregate 3-5 Year Index is from the inception date of the Institutional Class and Class A Shares. The Bloomberg Barclays U.S. Aggregate 3-5 Year Index return from the inception date of the Class C Shares is 3.27%.

Investment Results – (Unaudited) (continued)

Angel Oak High Yield Opportunities Fund

Total Return Based on a $1,000,000 Investment

The Fund is the successor to the investment performance of the Rainier High Yield Fund (the “Predecessor High Yield Fund”) as a result of the reorganization of the Predecessor High Yield Fund into the Fund on April 15, 2016. Accordingly, the performance information shown in the chart above and table below for periods prior to April 15, 2016 is that of the Predecessor High Yield Fund’s Institutional Shares and Original Shares for the Fund’s Institutional Class and Class A shares, respectively. The Predecessor High Yield Fund was managed by the same portfolio managers as the Fund when the Predecessor High Yield Fund was reorganized into the Fund and had substantially the same investment objectives, policies, and strategies as the Fund.

The chart above assumes an initial investment of $1,000,000 made on July 31st, 2010. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2020)

	Average Annual Returns
	One Year	Three Year	Five Year	Ten Year	Since Inception(2)
Angel Oak High Yield Opportunities Fund, Institutional Class	2.22%	3.89%	5.72%	6.46%	8.43%
Angel Oak High Yield Opportunities Fund, Class A without load	1.96%	3.62%	5.46%	N/A	5.30%
Angel Oak High Yield Opportunities Fund, Class A with load	-0.34%	2.83%	4.99%	N/A	5.01%
Bloomberg Barclays U.S. Corporate High Yield Bond Index(3)	4.14%	4.54%	5.88%	6.80%	10.56	%(4)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A Shares, with load, include the maximum 2.25% sales charge.

(2) Inception date is March 31, 2009 for Institutional Class Shares and July 31, 2012 for Class A Shares.

(3) The Bloomberg Barclays U.S. Corporate High Yield Bond Index is an unmanaged market value-weighted index that covers the universe of fixed-rate, non-investment grade debt. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(4) The return shown for the Bloomberg Barclays U.S. Corporate High Yield Bond Index is from the inception date of the Institutional Class Shares. The Bloomberg Barclays U.S. Corporate High Yield Bond Index return from the inception date of Class A Shares is 5.90%.

Investment Results – (Unaudited) (continued)

Angel Oak UltraShort Income Fund

Total Return Based on a $1,000,000 Investment

The chart above assumes an initial investment of $1,000,000 made on April 2, 2018 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2020)

	Average Annual Returns
	One Year	Since Inception(2)
Angel Oak UltraShort Income Fund, Institutional Class	2.11%	2.99%
Angel Oak UltraShort Income Fund, Class A	1.76%	2.67%
Bloomberg Barclays 9-12 Month U.S. Treasury Bill Index(3)	2.71%	2.62	%(4)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions.

(2) Inception date is April 2, 2018 for Institutional Class and April 30, 2018 for Class A Shares.

(3) The Bloomberg Barclays 9-12 Month U.S. Treasury Bill Index measures the performance of U.S. Treasury bills, notes, and bonds with a remaining maturity between 9-12 months. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(4) The return shown for the Bloomberg Barclays 9-12 Month U.S. Treasury Bill Index is from the inception date of the Institutional Class Shares. The Bloomberg Barclays 9-12 Month U.S. Treasury Bill Index return from the inception date of the Class A Shares is 2.68%.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other expenses of the Funds. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

The first lines of the tables below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the numbers in the first lines under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second lines of the tables below are useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Angel Oak Multi-Strategy Income Fund		Beginning Account Value, February 1, 2020	Ending Account Value, July 31, 2020	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$938.70	$7.09	1.47%
	Hypothetical(2)	$1,000.00	$1,017.55	$7.37	1.47%
Class C	Actual	$1,000.00	$934.70	$10.68	2.22%
	Hypothetical(2)	$1,000.00	$1,013.82	$11.12	2.22%
Institutional Class	Actual	$1,000.00	$938.00	$5.83	1.21%
	Hypothetical(2)	$1,000.00	$1,018.85	$6.07	1.21%

Angel Oak Financials Income Fund		Beginning Account Value, February 1, 2020	Ending Account Value, July 31, 2020	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$920.60	$4.58	0.96%
	Hypothetical(2)	$1,000.00	$1,020.09	$4.82	0.96%
Class C	Actual	$1,000.00	$918.60	$8.35	1.75%
	Hypothetical(2)	$1,000.00	$1,016.16	$8.77	1.75%
Institutional Class	Actual	$1,000.00	$923.70	$3.49	0.73%
	Hypothetical(2)	$1,000.00	$1,021.23	$3.67	0.73%

Angel Oak High Yield Opportunities Fund		Beginning Account Value, February 1, 2020	Ending Account Value, July 31, 2020	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$988.10	$4.45	0.90%
	Hypothetical(2)	$1,000.00	$1,020.39	$4.52	0.90%
Institutional Class	Actual	$1,000.00	$989.30	$3.21	0.65%
	Hypothetical(2)	$1,000.00	$1,021.63	$3.27	0.65%

Summary of Funds’ Expenses – (Unaudited) (continued)

Angel Oak UltraShort Income Fund		Beginning Account Value, February 1, 2020	Ending Account Value, July 31, 2020	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$999.80	$2.49	0.50%
	Hypothetical(2)	$1,000.00	$1,022.38	$2.51	0.50%
Institutional Class	Actual	$1,000.00	$1,002.10	$1.24	0.25%
	Hypothetical(2)	$1,000.00	$1,023.62	$1.26	0.25%

(1) Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent six month period and divided by the number of days in the most recent twelve month period (366). The annualized expense ratios reflects fee waiver and expense limitation arrangements, including interest expense, in effect during the period. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(2) Hypothetical assumes 5% annual return before expenses.

Portfolio Holdings – (Unaudited)

The investment objective of Angel Oak Multi-Strategy Income Fund is to seek current income.

The investment objective of Angel Oak Financials Income Fund is to seek current income with a secondary objective of total return.

Portfolio Holdings – (Unaudited) (continued)

The investment objective of Angel Oak High Yield Opportunities Fund is to earn a high level of current income with a secondary objective of capital appreciation.

The investment objective of Angel Oak UltraShort Income Fund is to provide current income while seeking to minimize price volatility and maintain liquidity.

* As a percentage of total investments. The percentages presented in the tables above may differ from those in the Schedule of Investments because the percentages in the Schedule of Investments are calculated based on net assets.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – 9.86%
ACC Trust, Series 2019-1, Class B, 4.470%, 10/20/2022 (a)	$4,400,000	$4,423,214
Affirm Asset Securitization Trust, Series 2020-A, Class C, 6.230%, 2/18/2025 (a)(b)	1,300,000	1,314,361
American Credit Acceptance Receivables Trust, Series 2019-3, Class B, 2.590%, 8/14/2023 (a)	5,000,000	5,061,095
American Credit Acceptance Receivables Trust, Series 2020-2, Class A, 1.650%, 12/13/2023 (a)	4,842,451	4,900,487
American Credit Acceptance Receivables Trust, Series 2018-3, Class C, 3.750%, 10/15/2024 (a)	6,618,121	6,685,401
American Credit Acceptance Receivables Trust, Series 2020-1, Class D, 2.390%, 3/13/2026 (a)	1,530,000	1,551,982
American Credit Acceptance Receivables Trust, Series 2020-1, Class E, 3.320%, 3/13/2026 (a)	3,000,000	2,915,763
American Credit Acceptance Receivables Trust, Series 2020-2, Class C, 3.880%, 4/13/2026 (a)	2,650,000	2,873,281
American Credit Acceptance Receivables Trust, Series 2019-4, Class F, 5.370%, 9/12/2026 (a)	800,000	783,110
American Express Credit Account Master Trust, Series 2018-3, Class A, 0.495% (1 Month LIBOR USD + 0.320%), 10/15/2025 (c)	7,000,000	7,019,453
American Express Credit Account Master Trust, Series 2018-9, Class A, 0.555% (1 Month LIBOR USD + 0.380%), 4/15/2026 (c)	2,900,000	2,910,947
Aqua Finance Trust, Series 2019-A, Class A, 3.140%, 7/16/2040 (a)	1,669,158	1,682,412
Avant Loans Funding Trust, Series 2019-B, Class B, 3.150%, 10/15/2026 (a)	8,186,000	8,175,817
Avant Loans Funding Trust, Series 2020-REV1, Class A, 2.170%, 5/15/2029 (a)	7,300,000	7,293,926
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class B, 3.550%, 9/20/2025 (a)	6,450,000	6,453,793
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class B, 2.650%, 3/20/2026 (a)	3,000,000	2,930,907
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class C, 3.150%, 3/20/2026 (a)	8,750,000	8,206,047
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.680%, 8/20/2026 (a)	9,000,000	8,819,487
Barclays Dryrock Issuance Trust, Series 2019-1, Class A, 1.960%, 5/15/2025	6,250,000	6,390,225
CarMax Auto Owner Trust, Series 2018-4, Class C, 3.850%, 7/15/2024	6,270,000	6,590,190
CarMax Auto Owner Trust, Series 2019-3, Class D, 2.850%, 1/15/2026	1,455,000	1,506,171
CarMax Auto Owner Trust, Series 2020-3, Class D, 2.530%, 1/15/2027	6,600,000	6,759,291
Carnow Auto Receivables Trust, Series 2019-1A, Class A, 2.720%, 11/15/2022 (a)	3,593,590	3,614,497
Carvana Auto Receivables Trust, Series 2019-1A, Class B, 3.290%, 8/15/2023 (a)	2,715,000	2,773,595
Carvana Auto Receivables Trust, Series 2020-N1A, Class B, 2.010%, 3/15/2025 (a)	8,000,000	8,119,912
Carvana Auto Receivables Trust, Series 2019-1A, Class E, 5.640%, 1/15/2026 (a)	1,116,000	1,147,848
Carvana Auto Receivables Trust, Series 2019-2A, Class E, 5.010%, 4/15/2026 (a)	3,000,000	3,035,091
Carvana Auto Receivables Trust, Series 2019-3A, Class E, 4.600%, 7/15/2026 (a)	7,675,000	7,697,779
CIG Auto Receivables Trust, Series 2019-1A, Class A, 3.300%, 8/15/2024 (a)	695,927	706,680
Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 0.536% (1 Month LIBOR USD + 0.370%), 8/8/2024 (c)	8,000,000	7,998,728
Consumer Loan Underlying Bond CLUB Certificate Trust, Series 2019-HP1, Class A, 2.590%, 12/15/2026 (a)	5,681,169	5,738,077
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2019-P2, Class A, 2.470%, 10/15/2026 (a)	3,087,854	3,109,448
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2019-P2, Class C, 4.410%, 10/15/2026 (a)	5,822,000	5,322,338
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2020-P1, Class A, 2.260%, 3/15/2028 (a)	6,524,632	6,561,862

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2020-P1, Class C, 4.610%, 3/15/2028 (a)(d)	$1,025,000	$899,260
Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class A, 2.940%, 7/15/2026 (a)	1,047,808	1,055,848
Consumer Underlying Bond Securitization, Series 2018-1, Class A, 4.790%, 2/17/2026 (a)	4,894,530	5,017,217
Continental Credit Card ABS LLC, Series 2019-1A, Class B, 4.950%, 8/15/2026 (a)	3,700,000	3,721,253
CPS Auto Receivables Trust, Series 2019-C, Class B, 2.630%, 8/15/2023 (a)	9,500,000	9,602,163
CPS Auto Receivables Trust, Series 2017-D, Class E, 5.300%, 6/17/2024 (a)	3,225,000	3,269,373
CPS Auto Receivables Trust, Series 2018-B, Class E, 5.610%, 12/16/2024 (a)	12,123,000	12,278,393
CPS Auto Receivables Trust, Series 2019-B, Class E, 5.000%, 3/17/2025 (a)	5,000,000	5,008,945
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.170%, 6/16/2025 (a)	2,048,000	2,080,178
CPS Auto Receivables Trust, Series 2019-C, Class E, 4.300%, 7/15/2025 (a)	6,606,000	6,526,946
CPS Auto Receivables Trust, Series 2019-D, Class E, 3.860%, 10/15/2025 (a)	5,000,000	4,855,760
CPS Auto Trust, Series 2018-C, Class E, 6.070%, 9/15/2025 (a)	2,350,000	2,400,208
Credibly Asset Securitization LLC, Series 2018-1A, Class A, 4.800%, 11/15/2023 (a)	937,000	913,636
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class B, 1.930%, 9/15/2029 (a)	6,500,000	6,567,866
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.730%, 11/15/2029 (a)	2,000,000	2,024,590
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.780%, 4/15/2025	5,000,000	5,151,855
DT Auto Owner Trust, Series 2018-2A, Class D, 4.150%, 3/15/2024 (a)	1,955,000	2,027,984
DT Auto Owner Trust, Series 2018-3A, Class C, 3.790%, 7/15/2024 (a)	10,000,000	10,212,600
DT Auto Owner Trust, Series 2018-3A, Class D, 4.190%, 7/15/2024 (a)	1,800,000	1,871,546
DT Auto Owner Trust, Series 2020-1A, Class D, 2.550%, 11/15/2025 (a)	9,000,000	9,121,230
DT Auto Owner Trust, Series 2019-1A, Class E, 4.940%, 2/17/2026 (a)	3,750,000	3,787,507
DT Auto Owner Trust, Series 2020-2A, Class B, 2.080%, 3/15/2026 (a)	2,000,000	2,017,876
DT Auto Owner Trust, Series 2020-2A, Class C, 3.280%, 3/15/2026 (a)	2,250,000	2,355,460
DT Auto Owner Trust, Series 2020-2A, Class D, 4.730%, 3/15/2026 (a)	1,000,000	1,080,462
DT Auto Owner Trust, Series 2019-2A, Class E, 4.460%, 5/15/2026 (a)	3,000,000	3,005,118
DT Auto Owner Trust, Series 2019-3A, Class E, 3.850%, 8/17/2026 (a)	2,370,000	2,357,882
DT Auto Owner Trust, Series 2019-4A, Class E, 3.930%, 10/15/2026 (a)	8,500,000	8,447,121
ENVA LLC, Series 2019-A, Class A, 3.960%, 6/20/2026 (a)	5,060,376	5,089,114
Exeter Automobile Receivables Trust, Series 2019-2A, Class E, 4.680%, 5/15/2026 (a)	2,500,000	2,526,150
Exeter Automobile Receivables Trust, Series 2019-3A, Class E, 4.000%, 8/17/2026 (a)	4,480,000	4,381,436
First Investors Auto Owner Trust, Series 2017-3A, Class E, 4.920%, 8/15/2024 (a)	1,500,000	1,588,782
First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.550%, 4/15/2025 (a)	1,400,000	1,442,234
First Investors Auto Owner Trust, Series 2019-1A, Class F, 6.150%, 7/15/2026 (a)(d)	300,000	261,985
Flagship Credit Auto Trust, Series 2016-2, Class D, 8.560%, 11/15/2023 (a)	900,000	941,657
Flagship Credit Auto Trust, Series 2020-2, Class A, 1.490%, 7/15/2024 (a)	3,267,810	3,309,789
Flagship Credit Auto Trust, Series 2019-3, Class B, 2.480%, 8/15/2024 (a)	2,727,000	2,821,815
Flagship Credit Auto Trust, Series 2019-2, Class C, 3.090%, 5/15/2025 (a)	3,650,000	3,788,926
Flagship Credit Auto Trust, Series 2019-4, Class B, 2.530%, 11/15/2025 (a)	3,640,000	3,740,602
Flagship Credit Auto Trust, Series 2018-3, Class E, 5.280%, 12/15/2025 (a)	4,800,000	4,937,678
Flagship Credit Auto Trust, Series 2020-2, Class C, 3.800%, 4/15/2026 (a)	2,200,000	2,337,236
Flagship Credit Auto Trust, Series 2020-3, Class B, 1.410%, 9/15/2026 (a)(b)	2,609,000	2,609,501
Flagship Credit Auto Trust, Series 2020-3, Class C, 1.730%, 9/15/2026 (a)(b)	2,000,000	2,001,512
Flagship Credit Auto Trust, Series 2020-3, Class D, 2.500%, 9/15/2026 (a)(b)	2,150,000	2,157,639
Flagship Credit Auto Trust, Series 2020-3, Class E, 4.980%, 12/15/2027 (a)(b)	1,050,000	1,062,409
Ford Credit Auto Owner Trust, Series 2020-A, Class A2, 1.030%, 10/15/2022	2,750,000	2,762,012
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class E, 5.560%, 1/16/2024 (a)	1,400,000	1,476,112

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
Foursight Capital Automobile Receivables Trust, Series 2018-2, Class E, 5.500%, 10/15/2024 (a)	$7,150,000	$7,526,805
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class B, 2.270%, 2/15/2025 (a)	2,500,000	2,542,858
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class E, 3.490%, 4/15/2026 (a)	1,100,000	1,077,289
Genesis Sales Finance Master Trust, Series 2019-AA, Class A, 4.680%, 8/20/2023 (a)	1,400,000	1,407,605
GLS Auto Receivables Issuer Trust, Series 2020-2A, Class A, 1.580%, 8/15/2024 (a)	4,801,334	4,831,702
GLS Auto Receivables Issuer Trust, Series 2020-2A, Class B, 3.160%, 6/16/2025 (a)	2,000,000	2,059,494
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class D, 3.840%, 5/15/2026 (a)	6,000,000	5,932,356
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class D, 3.680%, 11/16/2026 (a)	8,300,000	7,934,800
GM Financial Automobile Leasing Trust, Series 2020-2, Class A2A, 0.710%, 10/20/2022	2,750,000	2,754,804
Goodgreen Trust, Series 2017-2A, Class A, 3.260%, 10/15/2053 (a)	6,817,602	6,928,422
GTE Auto Receivables Trust, Series 2019-1, Class A2, 2.170%, 12/15/2022 (a)	8,594,045	8,660,907
Hertz Vehicle Financing II LP, Series 2017-1A, Class B, 3.560%, 10/25/2021 (a)	2,600,000	2,585,388
Hertz Vehicle Financing II LP, Series 2016-2A, Class D, 5.970%, 3/25/2022 (a)	2,778,000	2,607,545
Hertz Vehicle Financing II LP, Series 2018-2A, Class D, 6.140%, 6/25/2022 (a)	5,172,000	4,854,651
Hertz Vehicle Financing II LP, Series 2016-4A, Class A, 2.650%, 7/25/2022 (a)	3,003,309	3,010,817
Hertz Vehicle Financing II LP, Series 2019-1A, Class B, 4.100%, 3/25/2023 (a)	2,435,000	2,425,830
Hertz Vehicle Financing II LP, Series 2019-1A, Class D, 6.360%, 3/25/2023 (a)(d)	3,652,000	3,035,725
Hertz Vehicle Financing II LP, Series 2017-2A, Class A, 3.290%, 10/25/2023 (a)	4,845,921	4,858,036
Hertz Vehicle Financing II LP, Series 2017-2A, Class B, 4.200%, 10/25/2023 (a)	890,000	886,648
Hertz Vehicle Financing II LP, Series 2018-1A, Class B, 3.600%, 2/25/2024 (a)	1,967,000	1,959,592
Hertz Vehicle Financing II LP, Series 2018-1A, Class D, 5.860%, 2/25/2024 (a)	4,000,000	3,754,564
Hertz Vehicle Financing II LP, Series 2019-2A, Class D, 6.120%, 5/25/2025 (a)	7,500,000	7,039,808
Hertz Vehicle Financing II LP, Series 2019-3A, Class D, 5.000%, 12/25/2025 (a)	2,700,000	2,534,331
HOA Funding LLC, Series 2015-1A, Class B, 9.000%, 8/20/2044 (a)	1,000,000	998,848
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.250%, 2/25/2060 (a)(e)	12,803,437	12,639,668
LL ABS Trust, Series 2019-1A, Class A, 2.870%, 3/15/2027 (a)	1,728,207	1,737,624
Marlette Funding Trust, Series 2018-2A, Class C, 4.370%, 7/17/2028 (a)	1,600,000	1,576,901
Marlette Funding Trust, Series 2019-1A, Class C, 4.420%, 4/16/2029 (a)	6,300,000	6,246,658
Mosaic Solar Loan Trust, Series 2019-1A, Class B, 0.000%, 12/21/2043 (a)(d)(f)	3,427,086	2,987,788
Mosaic Solar Loans LLC, Series 2017-2A, Class D, 0.000%, 6/22/2043 (a)(f)	2,156,708	2,026,699
Newtek Small Business Loan Trust, Series 2018-1, Class B, 3.172% (1 Month LIBOR USD + 3.000%), 2/25/2044 (a)(c)	2,306,608	2,109,054
OnDeck Asset Securitization Trust LLC, Series 2018-1A, Class B, 4.020%, 4/18/2022 (a)	2,000,000	2,005,756
OnDeck Asset Securitization Trust LLC, Series 2018-1A, Class C, 4.520%, 4/18/2022 (a)	1,500,000	1,502,823
Oscar US Funding X LLC, Series 2019-1A, Class A4, 3.270%, 5/11/2026 (a)	5,000,000	5,251,245
PMIT, Series 2019-1A, Class A, 3.540%, 4/15/2025 (a)	397,664	399,206
PMIT, Series 2019-1A, Class B, 4.030%, 4/15/2025 (a)	9,500,000	9,481,380
PMIT, Series 2019-4A, Class A, 2.480%, 2/15/2026 (a)	3,204,809	3,219,866
Santander Drive Auto Receivables Trust, Series 2017-3, Class D, 3.200%, 11/15/2023	6,510,000	6,641,294
Skopos Auto Receivables Trust, Series 2018-1A, Class B, 3.930%, 5/16/2022 (a)	752,321	753,675
Skopos Auto Receivables Trust, Series 2019-1A, Class A, 2.900%, 12/15/2022 (a)	2,074,722	2,091,029
Skopos Auto Receivables Trust, Series 2018-1A, Class C, 4.770%, 4/17/2023 (a)	4,750,000	4,779,811
Sofi Consumer Loan Program Trust, Series 2019-3, Class A, 2.900%, 5/25/2028 (a)	4,182,809	4,251,767
SolarCity LMC II LLC, Series 2014-1, Class A, 4.590%, 4/20/2044 (a)	1,437,900	1,443,064
SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.200%, 5/27/2036 (a)	6,130,019	6,194,434
Stone Street Receivables Funding, LLC, Series 2015-1A, Class C, 5.600%, 12/15/2054 (a)	874,997	863,930

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
Synchrony Credit Card Master Note Trust, Series 2017-2, Class C, 3.010%, 10/15/2025	$6,520,000	$6,583,107
Tesla Auto Lease Trust, Series 2020-A, Class A3, 0.680%, 12/20/2023 (a)(b)	2,750,000	2,749,454
Tesla Auto Lease Trust, Series 2020-A, Class D, 2.330%, 2/20/2024 (a)(b)	2,000,000	2,004,966
Tesla Auto Lease Trust, Series 2020-A, Class E, 4.640%, 8/20/2024 (a)(b)	2,500,000	2,505,825
Tidewater Auto Receivables Trust, Series 2020-AA, Class B, 1.610%, 3/15/2025 (a)	4,300,000	4,349,721
Tidewater Auto Receivables Trust, Series 2020-AA, Class D, 2.310%, 3/15/2027 (a)	8,400,000	8,451,097
UMPT, Series 2019-ST3, Class A, 3.750%, 11/15/2025 (a)	7,080,761	7,029,921
UMPT, Series 2019-ST4, Class A, 3.750%, 12/15/2025 (a)	4,117,250	4,088,619
UMPT, Series 2019-ST5, Class A, 3.750%, 1/15/2026 (a)	3,451,557	3,419,958
United Auto Credit Securitization Trust, Series 2018-2, Class C, 3.780%, 5/10/2023 (a)	106,040	106,219
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.750%, 2/20/2028 (a)	2,325,813	2,307,086
Upstart Pass-Through Trust, Series 2020-ST2, Class A, 3.500%, 3/20/2028 (a)	9,104,584	9,008,558
Upstart Pass-Through Trust, Series 2020-ST3, Class A, 3.350%, 4/20/2028 (a)	3,731,197	3,667,770
Upstart Securitization Trust, Series 2019-3, Class A, 2.684%, 1/20/2030 (a)	6,859,118	6,933,512
Upstart Securitization Trust, Series 2020-1, Class A, 2.322%, 4/22/2030 (a)	4,988,839	5,024,455
US Auto Funding LLC, Series 2019-1A, Class A, 3.610%, 4/15/2022 (a)	1,523,569	1,528,570
Verizon Owner Trust, Series 2019-C, Class A1B, 0.607% (1 Month LIBOR USD + 0.420%), 4/22/2024 (c)	2,500,000	2,505,015
Veros Automobile Receivables Trust, Series 2020-1, Class A, 1.670%, 9/15/2023 (a)	1,277,365	1,280,286
Veros Automobile Receivables Trust, Series 2018-1, Class B, 4.050%, 2/15/2024 (a)	632,011	636,232
Veros Automobile Receivables Trust, Series 2020-1, Class B, 2.190%, 6/15/2025 (a)	4,700,000	4,720,351
Veros Automobile Receivables Trust, Series 2020-1, Class C, 2.990%, 6/15/2025 (a)	2,410,000	2,312,371
Veros Automobile Receivables Trust, Series 2018-1, Class D, 5.740%, 8/15/2025 (a)	3,100,000	3,136,661
Westlake Automobile Receivables Trust, Series 2018-1A, Class E, 4.530%, 5/15/2023 (a)	5,213,678	5,365,406
World Financial Network Credit Card Master Trust, Series 2019-C, Class M, 2.710%, 7/15/2026	5,000,000	5,001,940

TOTAL ASSET-BACKED SECURITIES (Cost – $582,844,009)		593,097,678

Collateralized Debt Obligations – 0.62%
Financial Institution Note Securitization Ltd., Series 2015-1A, Class A, 5.000%, 7/30/2026 (a)(d)(g)	409,367	445,982
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (a)(g)	6,275,000	6,304,241
Financial Institution Note Securitization Ltd., Series 2015-1, 11.660%, 7/30/2026 (a)(d)(h)(g)	11,231,000	10,500,985
Financial Institution Note Securitization Ltd., Series 2019-1A, Class A, 3.900%, 7/17/2034 (a)(h)	5,000,000	5,012,500
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class A1, 1.633% (3 Month LIBOR USD + 1.360%), 10/12/2038 (a)(c)(d)	5,012,271	4,661,412
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class B, 4.313% (3 Month LIBOR USD + 4.040%), 10/12/2038 (a)(c)(d)	3,400,000	3,128,000
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A1, 2.118% (3 Month LIBOR USD + 1.760%), 5/23/2039 (a)(c)(d)	3,864,102	3,670,897
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A2, 2.808% (3 Month LIBOR USD + 2.450%), 5/23/2039 (a)(c)(d)	4,000,000	3,780,000

TOTAL COLLATERALIZED DEBT OBLIGATIONS (Cost – $39,032,656)		37,504,017

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – 7.04%
Apex Credit CLO Ltd., Series 2015-2A, Class CR, 2.173% (3 Month LIBOR USD + 1.900%), 10/19/2026 (a)(c)	$5,000,000	$4,804,420
Ares XXIX CLO Ltd., Series 2014-1A, Class BR, 2.573% (3 Month LIBOR USD + 2.300%), 4/17/2026 (a)(c)	3,000,000	2,996,829
Ares XXXVII CLO Ltd., Series 2015-4A, Class SUB, 0.000%, 10/15/2030 (a)(d)(i)	3,000,000	1,470,000
Barings Middle Market CLO Ltd., Series 2018-II, Class COM, 0.000%, 1/15/2031 (d)(i)	1,500,000	1,158,903
BCC Middle Market CLO LLC, Series 2019-1A, Class B, 4.819% (3 Month LIBOR USD + 3.600%), 10/20/2031 (a)(c)	8,000,000	7,822,616
Betony CLO 2 Ltd., Series 2018-1A, Class A1, 1.348% (3 Month LIBOR USD + 1.080%), 4/30/2031 (a)(c)	2,000,000	1,953,520
BNPP IP CLO Ltd., Series 2014-1A, Class BR, 3.260% (3 Month LIBOR USD + 2.500%), 4/24/2026 (a)(c)	3,000,000	2,946,948
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A3, 1.892% (3 Month LIBOR USD + 1.500%), 5/15/2031 (a)(c)	4,000,000	3,839,224
Catamaran CLO Ltd., Series 2014-1A, Class BR, 2.658% (3 Month LIBOR USD + 2.400%), 4/22/2030 (a)(c)	4,500,000	4,360,846
Cerberus Loan Funding XXII LP, Series 2018-1A, Class C, 2.625% (3 Month LIBOR USD + 2.350%), 4/15/2030 (a)(c)	1,500,000	1,376,533
CSMC Trust, Series 2017-RPL3, Class B5, 4.844%, 8/25/2057 (a)(i)	10,915,426	10,328,820
Diamond CLO Ltd., Series 2019-1A, Class E, 8.295% (3 Month LIBOR USD + 8.050%), 4/25/2029 (a)(c)(d)	2,020,000	1,803,751
Elevation CLO Ltd., Series 2016-5A, Class X, 1.045% (3 Month LIBOR USD + 0.800%), 10/15/2031 (a)(c)	520,833	520,833
Ellington CLO III Ltd., Series 2018-3A, Class B, 2.272% (3 Month LIBOR USD + 2.000%), 7/20/2030 (a)(c)	7,200,000	6,681,348
Ellington CLO III Ltd., Series 2018-3A, Class C, 2.522% (3 Month LIBOR USD + 2.250%), 7/20/2030 (a)(c)	2,700,000	2,471,232
Ellington CLO IV Ltd., Series 2019-4A, Class B, 2.775% (3 Month LIBOR USD + 2.500%), 4/16/2029 (a)(c)	6,465,519	6,197,892
Ellington CLO IV Ltd., Series 2019-4A, Class C, 3.575% (3 Month LIBOR USD + 3.300%), 4/16/2029 (a)(c)	4,612,500	4,534,267
Emerson Park CLO Ltd., Series 2013-1A, Class C1R, 2.425% (3 Month LIBOR USD + 2.150%), 7/15/2025 (a)(c)	1,005,339	1,002,470
First Eagle Commercial Loan Funding LLC, Series 2016-1A, Class CR, 5.245% (3 Month LIBOR USD + 5.000%), 1/26/2032 (a)(c)(j)	9,000,000	9,262,035
Fortress Credit Opportunities CLO Ltd., Series 2020-13A, Class A, 2.518% (3 Month LIBOR USD + 2.250%), 7/17/2028 (a)(c)	1,000,000	999,991
Fortress Credit Opportunities IX CLO Ltd., Series 2017-9A, Class C, 3.042% (3 Month LIBOR USD + 2.650%), 11/15/2029 (a)(c)	2,750,000	2,535,621
Fortress Credit Opportunities XI CLO Ltd., Series 2018-11, Class C, 2.775% (3 Month LIBOR USD + 2.500%), 4/15/2031 (a)(c)	1,750,000	1,613,687
Gallatin CLO IX Ltd., Series 2018-1A, Class C1, 2.371% (3 Month LIBOR USD + 2.100%), 1/21/2028 (a)(c)	2,750,000	2,667,274
Garrison Funding Ltd., Series 2018-2RA, Class A2R, 2.827% (3 Month LIBOR USD + 2.450%), 11/20/2029 (a)(c)	1,100,000	1,021,033
Garrison Funding Ltd., Series 2018-2RA, Class BR, 3.547% (3 Month LIBOR USD + 3.170%), 11/20/2029 (a)(c)	6,550,000	6,211,719
Garrison MML CLO LP, Series 2019-1A, Class B, 4.122% (3 Month LIBOR USD + 3.850%), 7/21/2031 (a)(c)	3,100,000	3,048,345

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
Golub Capital Partners CLO 45M Ltd., Series 2019-45A, Class C, 4.935% (3 Month LIBOR USD + 3.800%), 10/20/2031 (a)(c)(j)	$5,350,000	$5,319,548
Golub Capital Partners LP, Series 2020-48A, Class C, 3.073% (3 Month LIBOR USD + 2.800%), 4/17/2033 (a)(c)	6,991,060	6,996,856
Golub Capital Partners Ltd., Series 2020-47A, Class C1, 0.000% (3 Month LIBOR USD + 3.250%), 5/5/2032 (a)(c)	8,600,000	8,264,462
Halcyon Loan Advisors Funding Ltd., Series 2013-1X, Class C, 3.775% (3 Month LIBOR USD + 3.500%), 4/15/2025 (c)(k)	2,500,000	2,278,265
Halcyon Loan Advisors Funding Ltd., Series 2017-1A, Class B, 2.995% (3 Month LIBOR USD + 2.750%), 6/25/2029 (a)(c)(j)	4,500,000	4,341,613
Hull Street CLO Ltd., Series 2014-CR, Class 1A, 2.972% (3 Month LIBOR USD + 2.700%), 10/19/2026 (a)(c)	6,300,000	6,128,564
Jamestown CLO V Ltd., Series 2014-5A, Class CR, 3.003% (3 Month LIBOR USD + 2.730%), 1/19/2027 (a)(c)	1,300,000	1,294,765
JFIN CLO Ltd., Series 2013-1A, Class DR, 7.642% (3 Month LIBOR USD + 7.370%), 1/22/2030 (a)(c)	3,900,000	3,619,375
JMP Credit Advisors CLO IIIR Ltd., Series 2014-1RA, Class B, 1.573% (3 Month LIBOR USD + 1.300%), 1/18/2028 (a)(c)	4,141,000	3,972,043
KCAP Senior Funding LLC, Series 2017-1A, Class B, 2.806% (3 Month LIBOR USD + 2.500%), 12/20/2029 (a)(c)	9,900,000	9,599,882
Lockwood Grove CLO Ltd., Series 2014-1A, Class CRR, 2.245% (3 Month LIBOR USD + 2.000%), 1/25/2030 (a)(c)	7,978,500	7,472,272
Madison Park Funding XII Ltd., Series 2014-12A, Class E, 5.372% (3 Month LIBOR USD + 5.100%), 7/20/2026 (a)(c)	940,000	828,155
MMCF CLO LLC, Series 2017-1A, Class C, 3.475% (3 Month LIBOR USD + 3.200%), 1/15/2028 (a)(c)(d)	2,000,000	1,853,280
MMCF CLO LLC, Series 2017-1A, Class D, 6.655% (3 Month LIBOR USD + 6.380%), 1/15/2028 (a)(c)(d)	3,000,000	2,305,380
MMCF CLO LLC, Series 2019-2A, Class B, 3.725% (3 Month LIBOR USD + 3.450%), 4/16/2029 (a)(c)	6,000,000	5,847,342
Monroe Capital BSL CLO Ltd., Series 2015-1A, Class CR, 2.808% (3 Month LIBOR USD + 2.450%), 5/22/2027 (a)(c)	8,900,000	8,584,210
Monroe Capital MML CLO X Ltd., Series 2020-1A, Class D, 0.000% (3 Month LIBOR USD + 6.900%), 8/20/2031 (a)(c)(d)(b)	11,000,000	11,000,000
Monroe Capital MML CLO X Ltd., Series 2020-1A, Class B, 0.000% (3 Month LIBOR USD + 3.200%), 8/20/2031 (a)(c)(b)	2,600,865	2,600,865
Mountain View CLO Ltd., Series 2014-1A, Class CRR, 2.275% (3 Month LIBOR USD + 2.000%), 10/15/2026 (a)(c)(j)	13,000,000	12,634,232
Nassau Ltd., Series 2019-IIA, Class BN, 2.725% (3 Month LIBOR USD + 2.450%), 10/15/2032 (a)(c)	5,000,000	4,608,240
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class FR, 7.725% (3 Month LIBOR USD + 7.450%), 1/18/2028 (a)(c)(d)	3,000,000	2,147,697
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class CR, 4.045% (3 Month LIBOR USD + 3.800%), 10/25/2028 (a)(c)	10,000,000	9,878,890
Newstar Exeter Fund CLO LLC, Series 2015-1RA, Class CR, 3.022% (3 Month LIBOR USD + 2.750%), 1/20/2027 (a)(c)	3,000,000	2,896,983
Newstar Exeter Fund CLO LLC, Series 2015-1RA, Class DR, 4.172% (3 Month LIBOR USD + 3.900%), 1/20/2027 (a)(c)(d)	3,000,000	2,659,161

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
Northwoods Capital XII-B Ltd., Series 2018-12BA, Class C, 2.463% (3 Month LIBOR USD + 2.150%), 6/16/2031 (a)(c)	$7,050,000	$6,434,077
Ocean Trails CLO VI, Series 2016-6A, Class CR, 2.925% (3 Month LIBOR USD + 2.650%), 7/17/2028 (a)(c)	7,200,000	7,029,533
OCP CLO Ltd., Series 2015-8A, Class CR, 3.073% (3 Month LIBOR USD + 2.800%), 4/17/2027 (a)(c)	7,500,000	7,356,083
OCP CLO Ltd., Series 2015-10A, Class A1R, 1.065% (3 Month LIBOR USD + 0.820%), 10/26/2027 (a)(c)	1,592,619	1,577,005
OZLM XII Ltd., Series 2015-12A, Class E, 6.918% (3 Month LIBOR USD + 6.650%), 4/30/2027 (a)(c)(d)	1,000,000	533,752
PennantPark CLO I Ltd., Series 2019-1A, Class C1, 4.275% (3 Month LIBOR USD + 4.000%), 10/15/2031 (a)(c)(j)	5,900,000	5,784,272
Pulsar Funding I LLC, Series 2019-1A, Class B, 3.772% (3 Month LIBOR USD + 3.500%), 1/20/2033 (a)(c)	8,000,000	8,017,168
Regatta X Funding Ltd., Series 2017-3A, Class SUB, 0.000%, 1/17/2031 (a)(d)(i)	2,500,000	1,375,000
Saranac CLO Ltd., Series 2014-2A, Class A1AR, 1.607% (3 Month LIBOR USD + 1.230%), 11/20/2029 (a)(c)	1,636,765	1,607,729
Saranac CLO VIII Ltd., Series 2020-8A, Class CN, 4.429% (3 Month LIBOR USD + 2.800%), 2/22/2033 (a)(c)	3,000,000	2,718,111
Saranac CLO VIII Ltd., Series 2020-8A, Class E, 9.749% (3 Month LIBOR USD + 8.120%), 2/22/2033 (a)(c)	5,250,000	4,047,288
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class CR2, 3.022% (3 Month LIBOR USD + 2.750%), 1/22/2030 (a)(c)	4,375,000	4,375,897
Shackleton CLO Ltd., Series 2015-8A, Class CR, 1.922% (3 Month LIBOR USD + 1.650%), 10/20/2027 (a)(c)	3,195,500	3,025,688
Steele Creek CLO Ltd., Series 2018-1A, Class C, 2.175% (3 Month LIBOR USD + 1.900%), 4/15/2031 (a)(c)	4,500,000	4,166,838
Steele Creek CLO Ltd., Series 2016-1A, Class CR, 2.213% (3 Month LIBOR USD + 1.900%), 6/16/2031 (a)(c)(j)	17,806,577	16,469,926
Steele Creek CLO Ltd., Series 2016-1A, Class FR, 7.213% (3 Month LIBOR USD + 6.900%), 6/16/2031 (a)(c)(d)	1,000,000	495,585
Symphony CLO XII Ltd., Series 2013-12A, Class DR, 3.525% (3 Month LIBOR USD + 3.250%), 10/15/2025 (a)(c)	5,330,000	5,270,064
Symphony CLO XII Ltd., Series 2013-12A, Class E, 5.175% (3 Month LIBOR USD + 4.900%), 10/15/2025 (a)(c)	2,000,000	1,734,234
TCP Waterman CLO Ltd., Series 2016-1A, Class B, 3.763% (3 Month LIBOR USD + 3.450%), 12/15/2028 (a)(c)	1,000,000	975,837
THL Credit Lake Shore MM CLO I Ltd., Series 2019-1A, Class C, 4.075% (3 Month LIBOR USD + 3.800%), 4/15/2030 (a)(c)	6,350,000	6,257,182
THL Credit Lake Shore MM CLO II Ltd., Series 2019-2A, Class C, 3.873% (3 Month LIBOR USD + 3.600%), 10/17/2031 (a)(c)	4,200,000	4,073,374
THL Credit Wind River CLO Ltd., Series 2012-2A, Class INC, 0.000%, 1/20/2026 (a)(d)(i)	3,000,000	300,000
Tralee CLO II Ltd., Series 2013-1A, Class CR, 3.072% (3 Month LIBOR USD + 2.800%), 7/20/2029 (a)(c)	1,975,000	1,866,132
Tralee CLO V Ltd., Series 2018-5A, Class C, 2.472% (3 Month LIBOR USD + 2.200%), 10/20/2028 (a)(c)	8,300,000	7,930,758
Tralee CLO VI Ltd., Series 2019-6A, Class C1, 3.415% (3 Month LIBOR USD + 3.170%), 10/25/2032 (a)(c)	5,000,000	4,971,755

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
Trinitas CLO II Ltd., Series 2014-2A, Class C, 3.085% (3 Month LIBOR USD + 2.810%), 7/15/2026 (a)(c)	$7,250,000	$7,169,656
Vibrant CLO III Ltd., Series 2015-3X, Class SUB, 0.000%, 4/20/2026 (d)(i)(k)	8,500,000	1,955,000
Vibrant CLO III Ltd., Series 2015-3A, Class BRR, 2.622% (3 Month LIBOR USD + 2.350%), 10/20/2031 (a)(c)	2,900,000	2,721,696
Vibrant CLO V Ltd., Series 2016-5A, Class C, 3.072% (3 Month LIBOR USD + 2.800%), 1/22/2029 (a)(c)(j)	5,250,000	5,010,485
Voya CLO Ltd., Series 2014-2A, Class ER, 7.973% (3 Month LIBOR USD + 7.700%), 4/17/2030 (a)(c)(d)	2,000,000	1,319,738
Wellfleet CLO Ltd., Series 2015-1A, Class SUB, 0.000%, 7/20/2029 (a)(d)(i)	4,900,000	441,000
WhiteHorse X Ltd., Series 2015-10A, Class CR, 2.423% (3 Month LIBOR USD + 2.150%), 4/19/2027 (a)(c)	5,000,000	4,860,610
Woodmont Trust, Series 2017-1A, Class D, 5.322% (3 Month LIBOR USD + 5.050%), 4/18/2029 (a)(c)(d)	3,000,000	2,894,805
Z Capital Credit Partners CLO Ltd., Series 2015-1A, Class CR, 2.121% (3 Month LIBOR USD + 1.850%), 7/16/2027 (a)(c)	8,377,473	7,706,371
Zais CLO Ltd., Series 2016-2A, Class A2, 2.675% (3 Month LIBOR USD + 2.400%), 10/16/2028 (a)(c)	12,670,000	12,404,259
Zais CLO Ltd., Series 2016-2A, Class B, 3.575% (3 Month LIBOR USD + 3.300%), 10/16/2028 (a)(c)	3,150,000	3,050,485
Zais CLO Ltd., Series 2016-2A, Class C, 4.775% (3 Month LIBOR USD + 4.500%), 10/16/2028 (a)(c)	1,521,684	1,183,306
Zais CLO Ltd., Series 2017-2A, Class B, 2.075% (3 Month LIBOR USD + 1.800%), 4/15/2030 (a)(c)	8,300,000	7,852,464
Zais CLO Ltd., Series 2020-15A, Class C, 5.111% (3 Month LIBOR USD + 4.750%), 7/29/2030 (a)(c)	16,500,000	16,170,000
Zais CLO Ltd., Series 2015-3A, Class A2R, 2.465% (3 Month LIBOR USD + 2.190%), 7/15/2031 (a)(c)	14,000,000	13,400,338
Zais CLO Ltd., Series 2018-2A, Class C, 2.622% (3 Month LIBOR USD + 2.350%), 7/21/2031 (a)(c)	6,750,000	6,088,676

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost – $440,877,181)		423,384,414

Commercial Mortgage-Backed Securities – 1.50%
BTH Mortgage-Backed Securities Trust, Series 2018-17, Class A, 2.671% (1 Month LIBOR USD + 2.500%), 8/6/2020 (a)(c)	5,938,000	5,847,362
BTH Mortgage-Backed Securities Trust, Series 2018-3, Class A, 2.680% (1 Month LIBOR USD + 2.500%), 6/7/2022 (c)	2,392,246	2,341,573
BX Commercial Mortgage Trust, Series 2018-IND, Class A, 0.925% (1 Month LIBOR USD + 0.750%), 11/15/2035 (a)(c)	558,265	555,818
BX Commercial Mortgage Trust, Series 2018-BIOA, Class A, 0.846% (1 Month LIBOR USD + 0.671%), 3/16/2037 (a)(c)	100,000	98,654
BX Trust, Series 2019-ATL, Class A, 1.261% (1 Month LIBOR USD + 1.087%), 10/15/2036 (a)(c)	1,000,000	961,200
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 1.245% (1 Month LIBOR USD + 1.070%), 12/15/2037 (a)(c)	1,795,000	1,793,313
CD Mortgage Trust, Series 2017-CD6, Class A3, 3.104%, 11/15/2050	500,000	515,643
CLNY Trust, Series 2019-IKPR, Class A, 1.304% (1 Month LIBOR USD + 1.129%), 11/15/2038 (a)(c)	5,000,000	4,530,655

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities – (continued)
Commercial Mortgage Trust, Series 2013-CR8, Class ASFL, 0.928% (1 Month LIBOR USD + 0.740%), 6/12/2046 (a)(c)	$2,394,241	$2,369,731
Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class A, 1.425% (1 Month LIBOR USD + 1.250%), 1/17/2034 (a)(c)	6,000,000	5,624,880
DBGS Mortgage Trust, Series 2018-BIOD, Class A, 0.978% (1 Month LIBOR USD + 0.803%), 5/15/2035 (a)(c)	3,016,452	2,992,854
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class G, 4.099% (1 Month LIBOR USD + 3.925%), 7/15/2031 (a)(c)	500,000	407,446
GS Mortgage Securities Corp. Trust, Series 2019-70P, Class A, 1.175% (1 Month LIBOR USD + 1.000%), 10/15/2036 (a)(c)	4,051,747	3,914,822
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3, Class B4, 3.468%, 10/25/2050 (a)(i)	2,391,621	1,787,601
Harvest SBA Loan Trust, Series 2018-1, Class A, 2.422% (1 Month LIBOR USD + 2.250%), 9/26/2044 (a)(c)	2,310,683	2,136,129
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PTC, Class A, 1.375% (1 Month LIBOR USD + 1.200%), 4/15/2031 (a)(c)	3,500,000	3,401,360
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class ASB, 3.474%, 12/17/2049 (i)	250,000	269,317
KKR Industrial Portfolio Trust, Series 2020-AIP, Class A, 1.212% (1 Month LIBOR USD + 1.037%), 3/16/2037 (a)(c)	9,803,009	9,772,326
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class C, 6.276%, 7/15/2040 (d)(i)	2,650,000	2,563,631
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class H, 4.237%, 2/16/2046 (a)(d)(i)	10,318,259	2,253,889
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class G, 4.237%, 2/16/2046 (a)(d)(i)	1,000,000	559,233
Motel 6 Trust, Series 2017-MTL6, Class A, 1.095% (1 Month LIBOR USD + 0.920%), 8/15/2034 (a)(c)	1,654,063	1,618,867
MSCG Trust, Series 2018-SELF, Class A, 1.075% (1 Month LIBOR USD + 0.900%), 10/15/2037 (a)(c)	843,000	835,614
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 4/25/2023 (a)(i)	1,235,453	1,241,164
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class B, 5.031%, 6/25/2024 (a)(i)	7,000,000	7,278,257
Velocity Commercial Capital Loan Trust, Series 2017-1, Class AFL, 1.422% (1 Month LIBOR USD + 1.250%), 5/25/2047 (a)(c)	131,021	130,594
Velocity Commercial Capital Loan Trust, Series 2017-1, Class AFX, 3.000%, 5/25/2047 (a)(i)	209,633	209,839
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M3, 4.410%, 4/25/2048 (a)	709,381	678,552
Velocity Commercial Capital Loan Trust, Series 2019-1, Class M3, 4.120%, 3/25/2049 (a)(i)	2,784,134	2,606,899
Velocity Commercial Capital Loan Trust, Series 2020-1, Class AFX, 2.610%, 2/25/2050 (a)(i)	947,184	985,160
Wells Fargo Commercial Mortgage Trust, Series 2020-SOP, Class A, 1.315% (1 Month LIBOR USD + 1.140%), 1/16/2035 (a)(c)	3,000,000	2,883,600
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class C, 4.513%, 5/17/2047 (i)	2,000,000	1,764,078
XCALI Mortgage Trust, Series 2019-1, Class B1, 0.171% (1 Month LIBOR USD + 0.000%), 11/6/2021 (a)(c)	5,950,000	6,160,354
XCALI Mortgage Trust, Series 2020-1, Class B1, 9.150% (1 Month LIBOR USD + 7.500%), 2/15/2023 (a)(c)	2,700,000	2,500,143
XCALI Mortgage Trust, Series 2020-2, Class B1, 9.550% (1 Month LIBOR USD + 7.500%), 2/15/2023 (a)(c)	7,000,000	6,463,534

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost – $92,686,820)		90,054,092

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities – U.S. Government Agency – 1.51%
Federal Home Loan Mortgage Corp., Series 2015-KF09, Class B, 5.512% (1 Month LIBOR USD + 5.350%), 5/25/2022 (a)(c)	$452,353	$454,804
Federal Home Loan Mortgage Corp., Series K-F10, Class A, 0.542% (1 Month LIBOR USD + 0.380%), 7/25/2022 (c)	333,186	332,995
Federal Home Loan Mortgage Corp., Series 2020-KI05, Class B, 2.472% (1 Month LIBOR USD + 2.300%), 7/25/2024 (a)(c)	6,727,569	6,516,646
Federal Home Loan Mortgage Corp., Series 2017-KF34, Class B, 2.862% (1 Month LIBOR USD + 2.700%), 8/25/2024 (a)(c)	465,842	461,694
Federal Home Loan Mortgage Corp., Series 2017-KF35, Class B, 2.912% (1 Month LIBOR USD + 2.750%), 8/25/2024 (a)(c)	606,459	601,920
Federal Home Loan Mortgage Corp., Series 2019-KF58, Class B, 2.312% (1 Month LIBOR USD + 2.150%), 1/25/2026 (a)(c)	207,871	198,135
Federal Home Loan Mortgage Corp., Series K F16, Class A, 0.792% (1 Month LIBOR USD + 0.630%), 3/25/2026 (c)	102,667	102,324
Federal Home Loan Mortgage Corp., Series 2019-KF64, Class B, 2.462% (1 Month LIBOR USD + 2.300%), 6/25/2026 (a)(c)	4,999,378	4,786,564
Federal Home Loan Mortgage Corp., Series K-738, Class A2, 1.545%, 1/25/2027	5,000,000	5,239,215
Federal Home Loan Mortgage Corp., Series 2017-KF33, Class B, 2.712% (1 Month LIBOR USD + 2.550%), 6/25/2027 (a)(c)	993,263	929,690
Federal Home Loan Mortgage Corp., Series 2018-KR07, Class B, 4.081%, 9/25/2028 (a)(i)	2,250,000	2,317,327
Federal Home Loan Mortgage Corp., Series 2019-K99, Class B, 3.646%, 9/25/2029 (a)(i)	1,000,000	1,105,657
Federal Home Loan Mortgage Corp., Series 2020-KF76, Class B, 2.912% (1 Month LIBOR USD + 2.750%), 1/25/2030 (a)(c)	3,500,000	3,338,212
Federal Home Loan Mortgage Corp., Series K-108, Class A2, 1.517%, 3/25/2030	8,000,000	8,330,400
Federal Home Loan Mortgage Corp., Series K-109, Class A2, 1.558%, 4/25/2030	8,471,000	8,895,168
Federal Home Loan Mortgage Corp., Series K-F79, Class AL, 0.632% (1 Month LIBOR USD + 0.470%), 5/28/2030 (c)	4,999,779	5,031,027
Federal Home Loan Mortgage Corp., Series K-F80, Class AS, 0.588% (SOFR30A + 0.510%), 6/25/2030 (c)	5,000,000	4,987,700
Federal Home Loan Mortgage Corp., Series K-F80, Class AL, 0.602% (1 Month LIBOR USD + 0.440%), 6/25/2030 (c)	5,000,000	4,992,320
Federal Home Loan Mortgage Corp., Series 2019-K88, Class C, 4.380%, 2/25/2052 (a)(i)	1,401,000	1,501,808
Federal Home Loan Mortgage Corp., Series 2019-K736, Class C, 3.758%, 9/25/2052 (a)(i)	5,238,000	5,281,119
Federal National Mortgage Association, Series 2019-01, Class M10, 3.422% (1 Month LIBOR USD + 3.250%), 10/15/2049 (a)(c)	2,000,000	1,836,638
Federal National Mortgage Association, Series 2019-01, Class M7, 1.872% (1 Month LIBOR USD + 1.700%), 10/25/2049 (a)(c)	4,971,325	4,647,777
Federal National Mortgage Association, Series 2019-01, Class B10, 5.672% (1 Month LIBOR USD + 5.500%), 10/25/2049 (a)(c)	1,500,000	1,201,325
Federal National Mortgage Association, Series 2019-01, Class CE, 8.922% (1 Month LIBOR USD + 8.750%), 10/25/2049 (a)(c)	2,000,000	1,571,878
Federal National Mortgage Association, Series 2020-01, Class M7, 2.122% (1 Month LIBOR USD + 1.950%), 3/25/2050 (a)(c)	4,292,101	4,052,053
Federal National Mortgage Association, Series 2020-01, Class M10, 3.922% (1 Month LIBOR USD + 3.750%), 3/25/2050 (a)(c)	5,800,000	5,284,357
Federal National Mortgage Association, Series 2020-01, Class CE, 7.672% (1 Month LIBOR USD + 7.500%), 3/25/2050 (a)(c)	9,100,000	6,950,580

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost – $93,520,176)		90,949,333

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Corporate Obligations – 4.48%
Consumer, Cyclical – 0.17%
Ford Motor Credit Co. LLC, 3.219%, 1/9/2022	$10,200,000	$10,123,500

Energy – 0.25%
DCP Midstream Operating LP, 4.750%, 9/30/2021 (a)	4,000,000	4,086,860
Western Midstream Operating LP, 5.375%, 6/1/2021	4,000,000	4,068,350
Western Midstream Operating LP, 3.100%, 2/1/2025	6,900,000	6,860,601

		15,015,811

Financial – 4.06%
Ameris Bancorp, 5.750% (3 Month LIBOR USD + 3.616%), 3/15/2027 (c)	4,000,000	4,113,856
Arbor Realty Trust, Inc., 5.750%, 4/1/2024 (a)	3,000,000	2,962,181
Arbor Realty Trust, Inc., 4.500%, 3/15/2027 (a)	11,500,000	10,188,991
Atlantic Capital Bancshares, Inc., 6.250% (3 Month LIBOR USD + 4.680%), 9/30/2025 (a)(c)	2,000,000	2,010,003
B Riley Financial, Inc., 6.375%, 2/28/2025	280,000	6,412,000
Banc of California, Inc., 5.250%, 4/15/2025	4,650,000	4,786,898
Bank of Commerce Holdings, 6.875% (3 Month LIBOR USD + 5.260%), 12/10/2025 (a)(c)	2,500,000	2,524,509
Beal Trust I, 3.943% (6 Month LIBOR USD + 3.625%), 7/30/2037 (c)(d)(l)	2,000	1,700,000
Business Development Corp. of America, 4.750%, 12/30/2022 (a)	6,000,000	5,407,481
Cadence BanCorp, 4.978% (3 Month LIBOR USD + 4.663%), 3/11/2025 (a)(c)	10,500,000	10,482,375
Capital Bancorp, Inc., 6.950% (3 Month LIBOR USD + 5.337%), 12/1/2025 (a)(c)(d)	3,750,000	3,785,606
CenterState Bank Corp., 5.750% (SOFR + 5.617%), 6/1/2030 (c)	4,000,000	4,084,802
Citadel LP, 5.375%, 1/17/2023 (a)	2,000,000	2,112,798
ConnectOne Bancorp, Inc., 4.226% (3 Month LIBOR USD + 3.930%), 7/1/2025 (c)	4,725,000	4,664,807
Cowen, Inc., 7.250%, 5/6/2024 (a)	1,000,000	1,019,719
Durant Bancorp, Inc., 5.875% (3 Month LIBOR USD + 3.742%), 3/15/2027 (a)(c)	1,200,000	1,230,463
EF Holdco, Inc. / EF Cayman Holdings Ltd., 5.500%, 9/1/2022 (a)	4,000,000	4,042,855
Empire Bancorp, Inc., 7.375%, 12/17/2025 (a)(d)	4,500,000	4,664,106
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (c)	2,000,000	2,109,917
Fidelity Financial Corp., 5.750% (3 Month LIBOR USD + 3.910%), 9/30/2027 (a)(c)	5,000,000	5,213,731
Financial Institutions, Inc., 6.000% (3 Month LIBOR USD + 3.944%), 4/15/2030 (c)	2,000,000	2,021,427
First Bancshares, Inc., 6.400% (3 Month LIBOR USD + 3.390%), 5/1/2033 (c)	1,000,000	1,114,501
First Charter Capital Trust, 2.003% (3 Month LIBOR USD + 1.690%), 9/15/2035 (c)(d)	4,000,000	3,435,969
First Midwest Bancorp, Inc., 5.875%, 9/29/2026	4,285,000	4,675,447
First National of Nebraska, Inc., 4.375% (3 Month LIBOR USD + 1.600%), 10/1/2028 (a)(c)	1,250,000	1,246,398
First NBC Bank Holding Co., 5.750%, 2/18/2025 (d)(l)(m)	13,500,000	2,025,000
First Priority Bank, 7.000%, 11/30/2025 (a)	3,000,000	3,073,491
Franklin Financial Network, Inc., 7.000% (3 Month LIBOR USD + 6.040%), 7/1/2026 (c)	2,000,000	2,052,367
HCMC II LLC, 5.750%, 5/5/2038 (a)	8,500,000	8,287,500
Hildene Collateral Management Co. LLC, 5.500%, 12/28/2042 (a)	1,671,531	1,810,050
Home BancShares, Inc., 5.625% (3 Month LIBOR USD + 3.575%), 4/15/2027 (c)	950,000	973,116
Investar Holding Corp., 6.000% (3 Month LIBOR USD + 3.945%), 3/30/2027 (c)	1,500,000	1,532,721
Jacksonville Bancorp, Inc., 4.063% (3 Month LIBOR USD + 3.750%), 9/15/2038 (a)(c)	1,200,000	1,186,514
Jeff Davis Bancshares, Inc., 6.750% (3 Month LIBOR USD + 4.690%), 1/15/2027 (a)(c)	1,000,000	1,025,845
JPMorgan Chase & Co., 1.258% (3 Month LIBOR USD + 0.950%), 9/30/2034 (c)	3,400,000	2,814,885
Kingstone Cos, Inc., 5.500%, 12/30/2022	4,200,000	4,409,498
Luther Burbank Corp., 6.500%, 9/30/2024 (a)	9,800,000	10,660,616
Malvern Bancorp, Inc., 6.125% (3 Month LIBOR USD + 4.145%), 2/15/2027 (c)	1,250,000	1,294,940
Marquis Bancorp, Inc., 7.000% (3 Month LIBOR USD + 5.760%), 10/30/2026 (a)(c)	4,000,000	4,136,232
Metropolitan Bancgroup, Inc., 6.500% (3 Month LIBOR USD + 5.545%), 7/1/2026 (a)(c)	1,500,000	1,538,208

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Financial – (continued)
Metropolitan Bank Holding Corp., 6.250% (3 Month LIBOR USD + 4.260%), 3/15/2027 (a)(c)	$1,000,000	$1,040,804
Midland States Bancorp, Inc., 5.000% (SOFR + 3.610%), 9/30/2029 (c)	750,000	734,329
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (a)	1,000,000	1,010,964
MM Finished Lots Holdings LLC, 7.250%, 1/31/2024 (a)	2,544,261	2,501,326
Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027 (a)	900,000	919,548
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.355%), 3/16/2026 (a)(c)	1,800,000	1,824,852
NexBank Capital, Inc., 6.375% (3 Month LIBOR USD + 4.585%), 9/30/2027 (a)(c)	1,000,000	1,038,648
NMI Holdings, Inc., 7.375%, 6/1/2025 (a)	5,942,000	6,468,194
Noah Bank, 9.000%, 4/17/2025 (d)	4,500,000	4,640,428
Northern Bancorp, Inc., 4.750% (SOFR + 3.275%), 12/30/2029 (a)(c)	1,000,000	970,000
Oconomowoc Bancshares, Inc., 6.875%, 11/17/2025 (a)	3,900,000	4,048,079
Ohio National Financial Services, Inc., 6.625%, 5/1/2031 (a)	2,500,000	2,419,763
Pacific Continental Corp., 5.875% (3 Month LIBOR USD + 4.715%), 6/30/2026 (c)	1,650,000	1,684,271
Plaza Bancorp, 7.125%, 6/26/2025 (a)	5,000,000	5,128,097
Preferred Pass-Through Trust, 4.611% (N/A + 0.000%), 12/29/2049 (a)(n)	1,000,000	680,000
Radian Group, Inc., 6.625%, 3/15/2025	900,000	961,898
Radian Group, Inc., 4.875%, 3/15/2027	6,400,000	6,221,216
RBB Bancorp, 6.500% (3 Month LIBOR USD + 5.160%), 3/31/2026 (a)(c)	4,000,000	4,066,875
Ready Capital Corp., 6.200%,	320,000	6,582,400
Ready Capital Corp., 6.500%,	228,000	5,519,880
ReadyCap Holdings LLC, 7.500%, 2/15/2022 (a)	1,500,000	1,527,296
Southcoast Capital, 2.875%, 9/30/2035 (d)	4,000,000	2,880,000
Sterling Bancorp, 4.000% (SOFR + 2.530%), 12/30/2029 (c)	4,000,000	3,885,397
Sterling Bancorp, Inc., 7.000% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(c)	2,050,000	2,086,120
Synovus Financial Corp., 5.750% (3 Month LIBOR USD + 4.182%), 12/15/2025 (c)	915,000	919,479
TIAA FSB Holdings, Inc., 3.209%, 1/7/2035 (d)	5,000,000	4,350,000
Tri-County Financial Group, Inc., 7.000% (3 Month LIBOR USD + 5.862%), 10/15/2026 (c)(d)	4,500,000	4,648,990
Trinitas Capital Management LLC, 7.750%, 6/15/2023 (a)	4,500,000	4,675,465
Trinity Capital, Inc., 7.000%, 1/16/2025 (a)	240,000	5,706,000
Western Alliance Bank, 5.250% (SOFR + 5.120%), 6/1/2030 (c)	3,000,000	3,051,247
WSFS Cap Trust, 3.350%, 6/1/2035 (a)(d)	4,000,000	3,400,000
Your Community Bank, 6.250% (3 Month LIBOR USD + 4.590%), 12/15/2025 (c)	4,000,000	4,040,762
Zais Group LLC, 7.000%, 11/15/2023 (a)	1,520,000	1,541,231

		244,005,382

TOTAL CORPORATE OBLIGATIONS (Cost – $284,056,837)		269,144,693

Investment Companies – 2.65%	Shares
Affiliated Mutual Funds – 2.65%
Angel Oak Financials Income Fund, Institutional Class	5,147,772	44,528,227
Angel Oak High Yield Opportunities Fund, Institutional Class	3,336,241	37,499,348
Angel Oak Ultrashort Income Fund, Institutional Class	7,746,187	77,539,337

TOTAL INVESTMENT COMPANIES (Cost – $164,124,853)		159,566,912

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Shares	Value
Preferred Stocks – 0.30%
Financial – 0.08%
Morgan Stanley	130,497	$3,035,360
TriState Capital Holdings, Inc.	40,000	840,000
Wells Fargo & Co.	23,990	604,308

		4,479,668

Real Estate Investment Trust – 0.22%
AGNC Investment Corp.	129,224	2,935,970
Dynex Capital, Inc.	320,000	7,296,000
MFA Financial, Inc.	168,900	3,038,511

		13,270,481

TOTAL PREFERRED STOCKS (Cost – $19,934,516)		17,750,149

Residential Mortgage-Backed Securities – 68.47%	Principal Amount
Accredited Mortgage Loan Trust, Series 2005-4, Class M1, 0.572% (1 Month LIBOR USD + 0.400%), 12/25/2035 (c)	$1,128,000	1,121,179
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 3.500%, 7/25/2035 (i)	553,844	555,420
Adjustable Rate Mortgage Trust, Series 2005-10, Class 5A1, 0.692% (1 Month LIBOR USD + 0.520%), 1/25/2036 (c)	6,783,077	6,368,807
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A3, 3.859%, 2/25/2036 (i)	8,049,744	7,192,938
Adjustable Rate Mortgage Trust, Series 2005-12, Class 2A1, 3.734%, 3/25/2036 (i)	2,106,803	1,953,741
Adjustable Rate Mortgage Trust, Series 2006-1, Class 2A1, 3.984%, 3/25/2036 (i)	993,877	813,817
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A11, 0.352% (1 Month LIBOR USD + 0.180%), 8/25/2036 (c)	469,679	312,016
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A1, 0.322% (1 Month LIBOR USD + 0.150%), 3/25/2037 (c)	1,012,823	1,051,050
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A22, 0.402% (1 Month LIBOR USD + 0.230%), 3/25/2037 (c)	5,297,794	4,151,415
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A22, 4.127%, 3/25/2037 (i)	557,867	556,428
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A1, 4.199%, 6/25/2037 (i)	2,744,869	2,702,194
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 4.199%, 6/25/2037 (i)	2,931,575	2,698,107
American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, 6.250%, 6/25/2037 (e)	486,560	423,778
American Home Mortgage Assets Trust, Series 2006-1, Class 2A1, 0.362% (1 Month LIBOR USD + 0.190%), 5/25/2046 (c)	33,052,625	29,834,952
American Home Mortgage Assets Trust, Series 2006-1, Class 1A1, 0.382% (1 Month LIBOR USD + 0.210%), 5/25/2046 (c)(j)	13,216,138	11,932,626
American Home Mortgage Assets Trust, Series 2006-1, Class XC, 3.324%, 5/25/2046 (d)(i)(o)	32,172,303	2,786,668
American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, 2.282% (12 Month US Treasury Average + 0.960%), 9/25/2046 (c)	1,530,808	1,445,487
American Home Mortgage Assets Trust, Series 2006-3, Class 1A1, 2.292% (12 Month US Treasury Average + 0.970%), 10/25/2046 (c)	1,559,034	1,421,603
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 3.031%, 12/25/2046 (d)(i)(o)	94,533,832	8,601,728
American Home Mortgage Assets Trust, Series 2007-1, Class A1, 2.022% (12 Month US Treasury Average + 0.700%), 2/25/2047 (c)(j)	58,229,430	32,260,327

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
American Home Mortgage Assets Trust, Series 2007-5, Class XP, 3.532%, 6/25/2047 (d)(i)(o)	$27,066,209	$2,272,398
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4A, 5.883%, 9/25/2035 (e)	5,574,959	4,603,405
American Home Mortgage Investment Trust, Series 2006-3, Class 22A1, 2.117% (6 Month LIBOR USD + 1.750%), 12/25/2036 (c)	6,339,598	5,481,984
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (e)	6,317,349	2,934,358
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 0.768% (1 Month LIBOR USD + 0.600%), 9/25/2045 (c)	8,673,594	7,897,342
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 3.308% (1 Month LIBOR USD + 3.140%), 9/25/2045 (c)	655,993	552,259
American Home Mortgage Investment Trust, Series 2006-3, Class 11A1, 0.532% (1 Month LIBOR USD + 0.360%), 12/25/2046 (c)	15,339,354	13,844,319
American Home Mortgage Investment Trust, Series 2007-2, Class 11A1, 0.402% (1 Month LIBOR USD + 0.230%), 3/25/2047 (c)	5,628,595	3,485,710
American Home Mortgage Investment Trust, Series 2007-1, Class GA1A, 0.332% (1 Month LIBOR USD + 0.160%), 5/25/2047 (c)(j)	24,954,633	17,257,976
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, 0.362% (1 Month LIBOR USD + 0.190%), 5/25/2047 (c)(j)	34,350,467	17,622,270
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.756%, 5/16/2053 (a)	6,000,000	6,548,178
Bank of America Alternative Loan Trust, Series 2005-7, Class 3CB1, 6.000%, 8/25/2035	2,642,975	2,535,668
Bank of America Alternative Loan Trust, Series 2005-8, Class 1CB3, 0.422% (1 Month LIBOR USD + 0.250%), 9/25/2035 (c)	4,722,745	4,184,498
Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.500%, 11/25/2035	639,960	643,957
Bank of America Alternative Loan Trust, Series 2005-12, Class 3CB1, 6.000%, 1/25/2036	5,682,472	5,617,618
Bank of America Alternative Loan Trust, Series 2006-7, Class A2, 5.707%, 10/25/2036 (i)	4,289,693	2,378,369
Bank of America Alternative Loan Trust, Series 2006-7, Class A6, 5.859%, 10/25/2036 (e)	4,703,081	2,615,077
Bank of America Alternative Loan Trust, Series 2006-7, Class A4, 5.998%, 10/25/2036 (e)	12,622,670	7,238,255
Bank of America Alternative Loan Trust, Series 2006-9, Class 30PO, 0.000%, 1/25/2037 (f)	240,932	139,085
Bank of America Alternative Loan Trust, Series 2007-1, Class 3A16, 0.772% (1 Month LIBOR USD + 0.600%), 4/25/2037 (c)	3,843,294	2,742,210
Bank of America Funding Trust, Series 2009-R14, Class 2A, 22.041% (-2 x 1 Month LIBOR USD + 15.013%), 7/26/2035 (a)(p)	426,808	493,664
Bank of America Funding Trust, Series 2005-F, Class 4A1, 3.911%, 9/20/2035 (i)	3,408,410	3,186,114
Bank of America Funding Trust, Series 2007-C, Class 4A2, 4.054%, 5/20/2036 (i)	1,436,129	1,451,602
Bank of America Funding Trust, Series 2006-H, Class 6A1, 0.377% (1 Month LIBOR USD + 0.190%), 10/20/2036 (c)	11,015,038	9,756,493
Bank of America Funding Trust, Series 2007-2, Class TA4, 0.572% (1 Month LIBOR USD + 0.400%), 3/25/2037 (c)	7,928,564	6,456,864
Bank of America Funding Trust, Series 2007-2, Class 1A16, 0.772% (1 Month LIBOR USD + 0.600%), 3/25/2037 (c)	3,965,846	2,878,491
Bank of America Funding Trust, Series 2014-R1, Class A2, 0.335% (1 Month LIBOR USD + 0.150%), 6/26/2037 (a)(c)	7,503,508	6,488,404
Bank of America Funding Trust, Series 2007-A, Class 2A1, 0.347% (1 Month LIBOR USD + 0.160%), 2/20/2047 (c)	3,355,291	3,128,819
Bank of America Funding Trust, Series 2007-A, Class 2A5, 0.417% (1 Month LIBOR USD + 0.230%), 2/20/2047 (c)	2,064,180	1,889,635

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Bank of America Funding Trust, Series 2007-B, Class A1, 0.397% (1 Month LIBOR USD + 0.210%), 4/20/2047 (c)	$5,030,225	$4,448,676
Bank of America Funding Trust, Series 2007-C, Class 7A4, 0.407% (1 Month LIBOR USD + 0.220%), 5/20/2047 (c)	3,517,422	3,235,593
Bank of America Mortgage Trust, Series 2007-1, Class 1A4, 6.000%, 3/25/2037	1,679,384	1,613,571
Bayview Financial Mortgage Pass-Through Trust, Series 2005-D, Class APO, 0.000%, 12/28/2035 (f)	574,341	531,799
BBCMS Mortgage Trust, Series 2020-C7, Class A5, 2.037%, 4/17/2053	5,000,000	5,246,830
BCAP LLC, Series 2013-RR1, Class 6A2, 3.749%, 5/28/2036 (a)(i)	4,740,462	3,959,196
BCAP LLC Trust, Series 2012-RR1, Class 3A4, 5.500%, 10/26/2035 (a)(i)	2,302,505	2,191,540
BCAP LLC Trust, Series 2010-RR6, Class 1410, 4.091%, 12/27/2035 (a)(i)	7,007,153	5,943,299
BCAP LLC Trust, Series 2012-RR4, Class 4A7, 0.465% (1 Month LIBOR USD + 0.280%), 2/26/2036 (a)(c)	2,743,640	1,870,419
BCAP LLC Trust, Series 2010-RR7, Class 9A12, 3.065%, 5/28/2036 (a)(i)	2,922,099	2,848,766
BCAP LLC Trust, Series 2006-AA2, Class A1, 0.342% (1 Month LIBOR USD + 0.170%), 1/25/2037 (c)	11,912,688	10,797,601
BCAP LLC Trust, Series 2012-RR11, Class 1A2, 0.577%, 1/27/2037 (a)(i)	1,518,971	1,416,127
BCAP LLC Trust, Series 2010-RR9, Class 7A2, 3.333%, 1/28/2037 (a)(i)	9,533,938	9,156,604
BCAP LLC Trust, Series 2007-AA3, Class 1A1A, 0.382% (1 Month LIBOR USD + 0.210%), 4/25/2037 (c)	1,964,533	1,821,668
BCAP LLC Trust, Series 2008-IND1, Class A1, 1.372% (1 Month LIBOR USD + 1.200%), 10/25/2047 (c)(j)	27,399,572	26,162,920
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, 3.240%, 8/25/2035 (i)	3,673,380	3,426,096
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 3.409%, 2/25/2036 (i)	374,455	367,002
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1, 3.398%, 7/25/2036 (i)	729,938	713,355
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 2A1, 3.515%, 7/25/2036 (i)	4,261,992	4,093,477
Bear Stearns ALT-A Trust, Series 2004-5, Class 4A1, 3.397%, 6/25/2034 (i)	657,998	677,155
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 3.732%, 7/25/2035 (i)	1,135,785	1,149,486
Bear Stearns ALT-A Trust, Series 2005-7, Class 21A1, 3.250%, 9/25/2035 (i)	4,650,057	4,450,956
Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 3.554%, 9/25/2035 (i)(j)	20,136,798	17,573,907
Bear Stearns Asset Backed Securities Trust, Series 2004-AC6, Class A2, 0.572% (1 Month LIBOR USD + 0.400%), 11/25/2034 (c)	1,559,247	1,321,854
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 1.172% (1 Month LIBOR USD + 1.000%), 8/25/2035 (c)	2,084,261	1,667,903
Bear Stearns Asset Backed Securities Trust, Series 2007-SD3, Class A, 0.672% (1 Month LIBOR USD + 0.500%), 5/25/2037 (c)	40,368	37,808
Bear Stearns Asset Backed Securities Trust, Series 2007-AC6, Class A1, 6.500%, 10/25/2037	2,551,743	1,872,247
Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 1A1, 0.382% (1 Month LIBOR USD + 0.210%), 7/25/2036 (c)	766,470	734,513
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1, 0.352% (1 Month LIBOR USD + 0.180%), 10/25/2036 (c)(j)	32,515,334	30,434,092
Bear Stearns Mortgage Funding Trust, Series 2007-AR1, Class 1A1, 0.332% (1 Month LIBOR USD + 0.160%), 1/25/2037 (c)	5,994,323	5,617,316
Bellemeade Re Ltd., Series 2019-4A, Class M1C, 2.672% (1 Month LIBOR USD + 2.500%), 10/25/2029 (a)(c)	7,499,500	7,011,223

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Bellemeade Re Ltd., Series 2020-1A, Class M1B, 3.572% (1 Month LIBOR USD + 3.400%), 6/25/2030 (a)(c)	$3,000,000	$3,000,000
Bellemeade Re Ltd., Series 2020-1A, Class B1, 4.572% (1 Month LIBOR USD + 4.400%), 6/25/2030 (a)(c)	1,075,000	1,075,000
Benchmark Mortgage Trust, Series 2020-B18, Class A5, 0.000%, 7/17/2053	4,000,000	4,143,428
BRAVO Residential Funding Trust, Series 2019-NQM1, Class M1, 2.997%, 7/25/2059 (a)(i)	5,025,000	5,029,678
BRAVO Residential Funding Trust, Series 2019-NQM1, Class B1, 4.006%, 7/25/2059 (a)(i)	4,782,000	4,699,013
BRAVO Residential Funding Trust, Series 2019-NQM1, Class B2, 5.689%, 7/25/2059 (a)(i)	750,000	731,251
BRAVO Residential Funding Trust, Series 2019-NQM2, Class B2, 4.797%, 11/25/2059 (a)(i)	1,250,000	1,176,469
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185%, 7/25/2049 (a)(e)	18,526,941	18,845,678
Bunker Hill Loan Depositary Trust, Series 2019-2, Class M1, 3.671%, 7/25/2049 (a)(e)	15,232,000	15,575,634
Bunker Hill Loan Depositary Trust, Series 2020-1, Class M1, 4.353%, 2/25/2055 (a)(e)	4,500,000	4,515,736
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A3, 3.135%, 11/25/2059 (a)(e)	1,218,280	1,238,992
Bunker Hill Loan Depositary Trust, Series 2019-3, Cass M1, 3.269%, 11/25/2059 (a)(e)	14,779,000	14,851,255
Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A3, 0.312% (1 Month LIBOR USD + 0.140%), 9/25/2036 (c)	2,619,289	2,421,153
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.000%, 11/25/2044 (a)(i)	10,500,482	10,622,182
CF Hippolyta LLC, Series 2020-1, Class A1, 1.690%, 7/15/2060 (a)	12,000,000	12,145,140
CF Hippolyta LLC, Series 2020-1, Class B1, 2.280%, 7/15/2060 (a)	8,000,000	8,112,424
Chase Mortgage Finance Trust, Series 2006-S2, Class 2A6, 6.000%, 10/25/2036	1,049,937	770,996
Chase Mortgage Finance Trust, Series 2007-S2, Class 1A9, 6.000%, 3/25/2037	2,601,912	2,028,929
Chase Mortgage Reference Notes, Series 2019-CL1, Class M2, 1.872% (1 Month LIBOR USD + 1.700%), 4/25/2047 (a)(c)	8,258,652	7,769,153
Chase Mortgage Reference Notes, Series 2019-CL1, Class M4, 2.772% (1 Month LIBOR USD + 2.600%), 4/25/2047 (a)(c)	2,753,423	2,646,650
Chase Mortgage Reference Notes, Series 2020-CL1, Class M3, 3.529% (1 Month LIBOR USD + 3.350%), 7/23/2050 (a)(c)	12,250,000	12,250,000
Chase Mortgage Reference Notes, Series 2020-CL1, Class M4, 4.529% (1 Month LIBOR USD + 4.350%), 7/23/2050 (a)(c)	2,250,000	2,250,000
Chase Mortgage Reference Notes, Series 2020-CL1, Class M5, 5.779% (1 Month LIBOR USD + 5.600%), 7/23/2050 (a)(c)	2,219,000	2,219,000
Chase Mortgage Reference Notes, Series 2020-CL1, Class B, 10.179% (1 Month LIBOR USD + 10.000%), 7/23/2050 (a)(c)	6,750,000	6,750,000
ChaseFlex Trust, Series 2005-2, Class 5A6, 5.000%, 6/25/2035	2,064,931	1,743,145
ChaseFlex Trust, Series 2007-1, Class 2A10, 0.672% (1 Month LIBOR USD + 0.500%), 2/25/2037 (c)	2,652,450	1,095,414
ChaseFlex Trust, Series 2007-1, Class 2A6, 6.000%, 2/25/2037	1,840,844	1,465,439
ChaseFlex Trust, Series 2007-2, Class A1, 0.452% (1 Month LIBOR USD + 0.280%), 5/25/2037 (c)	3,306,648	3,100,326
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A, Class A2, 0.492% (1 Month LIBOR USD + 0.320%), 5/25/2035 (a)(c)	3,672,637	3,667,878
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-3A, Class A1, 0.422% (1 Month LIBOR USD + 0.250%), 8/27/2035 (a)(c)	2,710,784	2,777,407
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class A2, 0.462% (1 Month LIBOR USD + 0.290%), 10/25/2035 (a)(c)	4,802,535	5,086,433
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A1, 0.322% (1 Month LIBOR USD + 0.150%), 1/25/2036 (a)(c)	3,892,581	3,693,895
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 0.372% (1 Month LIBOR USD + 0.200%), 1/25/2036 (a)(c)	4,343,156	4,100,956

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-AA, Class A1, 0.372% (1 Month LIBOR USD + 0.200%), 1/25/2036 (a)(c)	$3,573,731	$3,503,979
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-2A, Class A1, 0.352% (1 Month LIBOR USD + 0.180%), 5/25/2036 (a)(c)	4,215,227	3,986,648
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-3A, Class A2, 0.402% (1 Month LIBOR USD + 0.230%), 7/25/2036 (a)(c)	6,764,208	6,781,436
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class NIO, 0.408%, 4/25/2037 (a)(d)(i)(o)	30,437,234	439,575
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-CA, Class A1, 0.382% (1 Month LIBOR USD + 0.210%), 10/25/2046 (a)(c)	1,285,648	1,327,101
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-CA, Class A2, 0.452% (1 Month LIBOR USD + 0.280%), 10/25/2046 (a)(c)	8,529,467	8,393,141
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-1A, Class A1, 0.322% (1 Month LIBOR USD + 0.150%), 12/25/2046 (a)(c)	5,458,670	5,541,145
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A1, 0.302% (1 Month LIBOR USD + 0.130%), 4/25/2047 (a)(c)	13,977,791	13,761,400
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A2, 0.352% (1 Month LIBOR USD + 0.180%), 4/25/2047 (a)(c)	7,957,001	7,138,806
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A1, 0.302% (1 Month LIBOR USD + 0.130%), 11/25/2047 (a)(c)	1,541,421	1,459,066
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A2, 0.352% (1 Month LIBOR USD + 0.180%), 11/25/2047 (a)(c)	3,232,482	2,739,186
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2007-1A, Class A1, 0.302% (1 Month LIBOR USD + 0.130%), 2/25/2048 (a)(c)(j)	9,348,154	9,136,390
CHL Mortgage Pass-Through Trust, Series 2004-29, Class 1X, 1.236%, 2/25/2035 (d)(i)(o)	6,019,012	215,029
Citicorp. Mortgage Securities, Inc., Series 2005-2, Class 1APO, 0.000, 3/25/2035 (f)	37,615	25,550
Citigroup Mortgage Loan Trust, Series 2007-AR1, Class A2, 0.332% (1 Month LIBOR USD + 0.160%), 1/25/2037 (c)	5,883,602	5,018,171
Citigroup Mortgage Loan Trust, Series 2009-5, Class 10A1, 0.435% (1 Month LIBOR USD + 0.250%), 2/25/2037 (a)(c)	2,260,551	541,483
Citigroup Mortgage Loan Trust, Series 2007-6, Class 1A2A, 3.275%, 3/25/2037 (i)	4,182,110	3,735,247
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class B1, 3.970%, 7/25/2049 (a)(i)	3,000,000	2,871,888
Citigroup Mortgage Loan Trust, Inc., Series 2005-12, Class 2A1, 0.972% (1 Month LIBOR USD + 0.800%), 8/25/2035 (a)(c)	3,653,471	3,297,386
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2, 3.577%, 8/25/2035 (i)	705,686	708,860
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 22A3, 6.000%, 10/25/2035	2,924,853	2,137,202
Citigroup Mortgage Loan Trust, Inc., Series 2005-7, Class 2A2A, 4.190%, 11/25/2035 (i)	2,248,580	1,933,161
Citigroup Mortgage Loan Trust, Inc., Series 2014-6, Class 2A1, 0.385% (1 Month LIBOR USD + 0.200%), 4/25/2038 (a)(c)	849,827	887,024
CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A5, 0.822% (1 Month LIBOR USD + 0.650%), 9/25/2036 (c)	2,491,447	1,891,200
CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1APO, 0.000%, 11/25/2036 (f)	81,576	44,593
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A9, 0.822% (1 Month LIBOR USD + 0.650%), 12/25/2036 (c)	6,829,718	4,898,144
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A1, 6.000%, 12/25/2036 (i)	3,554,677	3,315,252
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A2, 0.722% (1 Month LIBOR USD + 0.550%), 1/25/2037 (c)	12,326,117	9,369,870
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class APO, 0.000%, 3/25/2037 (f)	154,945	80,036

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class 1A2, 0.772% (1 Month LIBOR USD + 0.600%), 3/25/2037 (c)	$3,991,706	$3,026,236
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class APO, 0.000%, 4/25/2037 (f)	224,733	121,509
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class 1A9, 0.772% (1 Month LIBOR USD + 0.600%), 4/25/2037 (c)	2,505,171	1,825,947
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A3, 0.672% (1 Month LIBOR USD + 0.500%), 5/25/2037 (c)	6,546,296	4,780,282
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A1, 0.772% (1 Month LIBOR USD + 0.600%), 6/25/2037 (c)	2,790,927	2,028,013
COLT Mortgage Loan Trust, Series 2018-2, Class M1, 4.189%, 7/27/2048 (a)(i)	2,191,723	2,206,136
COLT Mortgage Loan Trust, Series 2019-1, Class A3, 4.012%, 3/25/2049 (a)(i)	347,464	356,765
COLT Mortgage Loan Trust, Series 2019-3, Class A1, 2.764%, 8/25/2049 (a)(i)	3,538,410	3,623,261
COLT Mortgage Loan Trust, Series 2020-1, Class A3, 2.897%, 2/25/2050 (a)(i)	7,964,832	8,072,612
COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.380%, 4/25/2065 (a)(i)	1,669,569	1,676,331
Connecticut Avenue Securities Trust, Series 2019-R02, Class 1B1, 4.322% (1 Month LIBOR USD + 4.150%), 8/25/2031 (a)(c)	1,700,000	1,612,992
Connecticut Avenue Securities Trust, Series 2019-R03, Class 1B1, 4.272% (1 Month LIBOR USD + 4.100%), 9/25/2031 (a)(c)	16,388,050	15,424,236
Connecticut Avenue Securities Trust, Series 2019-R05, Class 1B1, 4.272% (1 Month LIBOR USD + 4.100%), 7/25/2039 (a)(c)	3,750,000	3,405,446
Connecticut Avenue Securities Trust, Series 2019-R06, Class 2M2, 2.272% (1 Month LIBOR USD + 2.100%), 9/25/2039 (a)(c)	1,434,014	1,415,167
Connecticut Avenue Securities Trust, Series 2019-R06, Class 2B1, 3.922% (1 Month LIBOR USD + 3.750%), 9/25/2039 (a)(c)	4,000,000	3,011,800
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1B1, 3.572% (1 Month LIBOR USD + 3.400%), 10/25/2039 (a)(c)	3,650,000	2,989,671
CountryWide Alternative Loan Trust, Series 2004-J10, Class 1A3, 4.250%, 10/25/2034	29,744	31,147
CountryWide Alternative Loan Trust, Series 2004-32CB, Class 2A2, 0.572% (1 Month LIBOR USD + 0.400%), 2/25/2035 (c)	1,033,223	913,881
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.250%, 3/25/2035	575,026	562,698
CountryWide Alternative Loan Trust, Series 2005-16, Class X2, 2.674%, 6/25/2035 (d)(i)(o)	24,844,362	1,349,620
CountryWide Alternative Loan Trust, Series 2005-24, Class 4A1, 0.410% (1 Month LIBOR USD + 0.230%), 7/20/2035 (c)	6,079,780	5,921,602
CountryWide Alternative Loan Trust, Series 2005-24, Class 1AX, 0.721%, 7/20/2035 (d)(i)(o)	15,571,409	479,319
CountryWide Alternative Loan Trust, Series 2005-24, Class 2A1A, 2.632% (12 Month US Treasury Average + 1.310%), 7/20/2035 (c)	770,727	718,251
CountryWide Alternative Loan Trust, Series 2005-26CB, Class A7, 0.472% (1 Month LIBOR USD + 0.300%), 7/25/2035 (c)(j)	6,881,795	5,422,132
CountryWide Alternative Loan Trust, Series 2005-27, Class 2X1, 0.671%, 8/25/2035 (d)(i)(o)	30,373,958	1,101,512
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A4, 2.487%, 8/25/2035 (i)	977,336	869,819
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A5, 2.577%, 8/25/2035 (i)	784,542	791,072
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	820,981	693,960
CountryWide Alternative Loan Trust, Series 2005-41, Class 1A1, 0.502% (1 Month LIBOR USD + 0.330%), 9/25/2035 (c)	733,735	662,055
CountryWide Alternative Loan Trust, Series 2005-37T1, Class A5, 0.622% (1 Month LIBOR USD + 0.450%), 9/25/2035 (c)	7,939,809	5,798,141
CountryWide Alternative Loan Trust, Series 2005-38, Class X, 2.405%, 9/25/2035 (d)(i)(o)	76,864,561	2,779,576
CountryWide Alternative Loan Trust, Series 2005-41, Class 2X2, 2.811%, 9/25/2035 (d)(i)(o)	4,835,711	305,472

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
CountryWide Alternative Loan Trust, Series 2005-42CB, Class A4, 0.852% (1 Month LIBOR USD + 0.680%), 10/25/2035 (c)	$1,979,204	$1,498,879
CountryWide Alternative Loan Trust, Series 2005-51, Class 3X2, 2.585%, 11/20/2035 (d)(i)(o)	20,349,982	1,351,727
CountryWide Alternative Loan Trust, Series 2005-51, Class 4X, 2.790%, 11/20/2035 (d)(i)(o)	25,054,784	1,635,827
CountryWide Alternative Loan Trust, Series 2005-51, Class 1X, 3.169%, 11/20/2035 (d)(i)(o)	29,398,950	2,436,879
CountryWide Alternative Loan Trust, Series 2005-56, Class 3A1, 0.462% (1 Month LIBOR USD + 0.290%), 11/25/2035 (c)	363,321	334,766
CountryWide Alternative Loan Trust, Series 2005-J11, Class 1A4, 0.572% (1 Month LIBOR USD + 0.400%), 11/25/2035 (c)	4,031,446	2,597,094
CountryWide Alternative Loan Trust, Series 2005-56, Class 4X, 2.586%, 11/25/2035 (d)(i)(o)	33,135,866	2,137,131
CountryWide Alternative Loan Trust, Series 2005-63, Class 3A1, 3.638%, 11/25/2035 (i)	3,004,914	2,845,311
CountryWide Alternative Loan Trust, Series 2005-61, Class 1A1, 0.692% (1 Month LIBOR USD + 0.520%), 12/25/2035 (c)	2,208,747	2,146,701
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035	2,411,399	2,182,994
CountryWide Alternative Loan Trust, Series 2005-70CB, Class A4, 5.500%, 12/25/2035	5,608,260	5,170,356
CountryWide Alternative Loan Trust, Series 2005-75CB, Class A3, 5.500%, 1/25/2036	1,870,099	1,738,522
CountryWide Alternative Loan Trust, Series 2006-HY10, Class 1X, 0.476%, 5/25/2036 (d)(i)(o)	5,691,915	73,232
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 2.309%, 5/25/2036 (d)(i)(o)	25,646,925	1,724,268
CountryWide Alternative Loan Trust, Series 2006-24CB, Class A5, 0.772% (1 Month LIBOR USD + 0.600%), 8/25/2036 (c)	5,285,000	3,117,748
CountryWide Alternative Loan Trust, Series 2006-19CB, Class A9, 0.872% (1 Month LIBOR USD + 0.700%), 8/25/2036 (c)	2,814,084	1,756,512
CountryWide Alternative Loan Trust, Series 2006-26CB, Class A15, 6.000% (1 Month LIBOR USD + 0.550%), 9/25/2036 (c)	788,852	627,764
CountryWide Alternative Loan Trust, Series 2006-29T1, Class 2A13, 0.472% (1 Month LIBOR USD + 0.300%), 10/25/2036 (c)	2,238,679	1,320,089
CountryWide Alternative Loan Trust, Series 2006-27CB, Class A4, 6.000%, 11/25/2036	882,102	795,028
CountryWide Alternative Loan Trust, Series 2006-36T2, Class 1A4, 5.750%, 12/25/2036	8,720,869	5,850,500
CountryWide Alternative Loan Trust, Series 2006-40T1, Class 1A5, 6.000%, 1/25/2037	800,674	700,414
CountryWide Alternative Loan Trust, Series 2006-J8, Class A2, 6.000%, 2/25/2037	3,419,001	2,249,840
CountryWide Alternative Loan Trust, Series 2006-OA1, Class 1X, 2.474%, 3/20/2046 (d)(i)(o)	16,392,439	769,904
CountryWide Alternative Loan Trust, Series 2006-OA8, Class 1A1, 0.362% (1 Month LIBOR USD + 0.190%), 7/25/2046 (c)	5,279,299	4,646,776
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XNB, 1.025%, 8/25/2046 (d)(i)(o)	33,663,406	1,767,867
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XPP, 1.185%, 8/25/2046 (d)(i)(o)	20,135,642	781,404
CountryWide Alternative Loan Trust, Series 2006-OA17, Class 2A1, 2.255% (11th District Cost of Funds Index + 1.500%), 12/20/2046 (c)	1,949,881	1,648,215
CountryWide Alternative Loan Trust, Series 2007-OA3, Class 1A1, 0.312% (1 Month LIBOR USD + 0.140%), 4/25/2047 (c)	6,093,014	5,836,925
CountryWide Alternative Loan Trust, Series 2007-20, Class A1, 0.672% (1 Month LIBOR USD + 0.500%), 8/25/2047 (c)	4,280,185	2,131,746
CountryWide Alternative Loan Trust, Series 2007-OA10, Class X, 2.000%, 9/25/2047 (d)(i)(o)	3,144,341	181,532
CountryWide Alternative Loan Trust Resecuritization, Series 2005-59R, Class A, 2.578%, 12/20/2035 (a)(i)(o)	19,718,472	1,061,761
CountryWide Alternative Loan Trust Resecuritization, Series 2005-58R, Class A, 2.915%, 12/20/2035 (a)(i)(o)	65,795,942	3,037,009

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A3, 0.912% (1 Month LIBOR USD + 0.740%), 2/25/2035 (c)	$2,094,012	$1,996,306
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1X, 1.596%, 2/25/2035 (d)(i)(o)	20,503,001	652,529
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 1A1, 0.812% (1 Month LIBOR USD + 0.640%), 3/25/2035 (c)	1,089,402	1,014,500
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Class 3X, 0.857%, 3/25/2035 (d)(i)(o)	1,416,209	39,991
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2X, 2.687%, 3/25/2035 (d)(i)(o)	12,922,490	530,236
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Clas 3A2, 2.741%, 3/25/2035 (i)	5,122,764	4,517,295
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-1, Class 1X, 2.882%, 3/25/2035 (d)(i)(o)	5,666,164	466,960
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 4X, 2.259%, 4/25/2035 (d)(i)(o)	10,170,418	239,157
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 3A1, 3.332%, 3/20/2036 (i)	6,756,223	5,908,641
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-8, Class 1A1, 6.000%, 5/25/2036	2,408,439	2,212,647
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-12, Class X, 0.171%, 7/25/2036 (d)(i)(o)	31,131,787	177,731
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-4, Class 1A1, 6.000%, 5/25/2037	1,795,375	1,424,443
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-7, Class A3, 5.750%, 6/25/2037	993,691	824,442
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-J2, Class 2A1, 0.822% (1 Month LIBOR USD + 0.650%), 7/25/2037 (c)	5,432,990	1,614,006
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-18, Class 2A1, 6.500%, 11/25/2037	2,290,579	1,497,760
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-8, Class 1A12, 5.875%, 1/25/2038	3,741,715	3,038,348
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 2A1, 5.250%, 8/25/2035 (j)	10,614,831	8,099,997
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.500%, 11/25/2035	3,121,954	2,639,472
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A1, 3.522%, 8/26/2058 (a)	7,784,027	7,854,403
Credit Suisse Mortgage Trust, Series 2015-6R, Class 1A2, 3.614%, 7/27/2035 (a)(i)	6,761,586	5,453,287
Credit Suisse Mortgage Trust, Series 2014-3R, Class 1A1, 2.273% (1 Month LIBOR USD + 0.450%), 3/27/2036 (a)(c)	391,142	393,768
CSMC Mortgage-Backed Trust, Series 2006-4, Class 1A1, 0.872% (1 Month LIBOR USD + 0.700%), 5/25/2036 (c)	2,314,523	1,334,441
CSMC Mortgage-Backed Trust, Series 2006-4, Class 1A3, 6.000%, 5/25/2036	1,512,869	1,206,183
CSMC Mortgage-Backed Trust, Series 2006-9, Class 2A1, 5.500%, 11/25/2036	616,405	550,269
CSMC Series, Series 2019-NQM1, Class M1, 3.388%, 10/25/2059 (a)(i)	11,610,200	11,682,439
CSMC Series, Series 2019-NQM1, Class B1, 3.890%, 10/25/2059 (a)(i)	4,897,425	4,821,187
CSMC Trust, Series 2019-AFC1, Class A2, 2.776%, 8/25/2049 (a)(e)	6,184,660	6,244,002
CSMC Trust, Series 2019-AFC1, Class A3, 2.877%, 8/25/2049 (a)(e)	2,402,346	2,363,935

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
CSMC Trust, Series 2019-AFC1, Class M1, 3.061%, 8/25/2049 (a)(i)	$11,155,839	$11,070,686
CSMC Trust, Series 2019-AFC1, Class B1, 4.065%, 8/25/2049 (a)(i)	6,465,143	6,361,009
CSMC Trust, Series 2020-AFC1, Class A3, 2.514%, 2/25/2050 (a)(i)	8,206,169	8,172,277
CSMC Trust, Series 2018-RPL3, 3.416%, 7/25/2050 (a)(d)	14,148,261	13,215,933
CSMC Trust, Series 2019-RPL10, Class A2, 3.133%, 12/25/2059 (a)(e)	30,776,200	29,543,890
CSMC Trust, Series 2020-RPL2, Class A12, 3.552%, 2/25/2060 (a)	23,084,833	23,175,880
CSMCM Trust, Series 2018-RPL1, Class CERT, 2.357%, 7/25/2057 (a)(d)	17,179,029	14,090,978
CSMCM Trust, Series 2018-SP3, Class CERT, 3.389%, 9/25/2058 (a)(i)	17,617,061	16,712,707
Deephaven Residential Mortgage Trust, Series 2019-2A, Class B2, 5.788%, 4/25/2059 (a)(i)	2,343,000	2,290,282
Deephaven Residential Mortgage Trust, Series 2017-1A, Class M1, 4.498%, 12/26/2046 (a)(i)	3,250,000	3,357,146
Deephaven Residential Mortgage Trust, Series 2017-2A, Class A3, 2.708%, 6/25/2047 (a)(i)	748,554	755,979
Deephaven Residential Mortgage Trust, Series 2017-2A, Class M1, 3.897%, 6/25/2047 (a)(i)	5,077,154	5,124,113
Deephaven Residential Mortgage Trust, Series 2017-2A, Class B1, 5.269%, 6/25/2047 (a)(i)	6,050,570	6,071,608
Deephaven Residential Mortgage Trust, Series 2017-3A, Class M1, 3.511%, 10/25/2047 (a)(i)	3,830,165	3,918,795
Deephaven Residential Mortgage Trust, Series 2017-3A, Class B1, 4.814%, 10/25/2047 (a)(i)	1,729,894	1,599,628
Deephaven Residential Mortgage Trust, Series 2018-2A, Class M1, 4.375%, 4/25/2058 (a)(i)	3,328,524	3,387,602
Deephaven Residential Mortgage Trust, Series 2018-2A, Class B1, 4.776%, 4/25/2058 (a)(i)	3,178,762	3,170,094
Deephaven Residential Mortgage Trust, Series 2018-4A, Class B2, 6.125%, 10/25/2058 (a)(i)	6,710,000	6,618,348
Deephaven Residential Mortgage Trust, Series 2019-1A, Class B1, 5.252%, 1/25/2059 (a)(i)	7,162,000	7,202,523
Deephaven Residential Mortgage Trust, Series 2019-1A, Class B2, 6.037%, 1/25/2059 (a)(i)	7,000,000	6,917,876
Deephaven Residential Mortgage Trust, Series 2019-3A, Class A1, 2.964%, 7/25/2059 (a)(i)	1,868,247	1,922,581
Deephaven Residential Mortgage Trust, Series 2019-3A, Class B1, 4.258%, 7/25/2059 (a)(i)	3,000,000	2,949,345
Deephaven Residential Mortgage Trust, Series 2019-3A, Class B2, 5.663%, 7/25/2059 (a)(i)	1,000,000	953,843
Deephaven Residential Mortgage Trust, Series 2019-4A, Class B2, 4.915%, 10/25/2059 (a)(i)	5,650,000	5,350,776
Deephaven Residential Mortgage Trust, Series 2020-1, Class B2, 4.539%, 1/25/2060 (a)(i)	1,375,000	1,272,872
Deephaven Residential Mortgage Trust, Series 2020-2, Class M1, 4.112%, 5/25/2065 (a)(i)	1,250,000	1,309,067
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-2, Class 1A5, 0.672% (1 Month LIBOR USD + 0.500%), 4/25/2035 (c)	534,185	493,469
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 0.482% (1 Month LIBOR USD + 0.310%), 8/25/2035 (c)	2,843,294	2,492,869
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A4, 5.500%, 11/25/2035	5,694,811	4,934,309
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A7, 5.500%, 11/25/2035	371,821	310,884
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 1A4, 5.500%, 12/25/2035	597,264	597,880
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 3.626%, 2/25/2036 (i)	749,590	685,174
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR3, Class A2, 0.292% (1 Month LIBOR USD + 0.120%), 8/25/2036 (c)(j)	4,197,765	3,876,686
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR6, Class A4, 0.342% (1 Month LIBOR USD + 0.170%), 2/25/2037 (c)	360,577	345,221
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR6, Class A6, 0.362% (1 Month LIBOR USD + 0.190%), 2/25/2037 (c)	2,068,217	1,814,081
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR2, Class A4, 0.307% (1 Month LIBOR USD + 0.135%), 3/25/2037 (c)	1,009,939	1,026,219
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-BAR1, Class A4, 0.412% (1 Month LIBOR USD + 0.240%), 3/25/2037 (c)	76,432,950	8,051,294

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AB1, Class PO, 0.000%, 4/25/2037 (d)(f)	$707,951	$462,254
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR3, Class 2A5, 0.372% (1 Month LIBOR USD + 0.200%), 6/25/2037 (c)	16,883,408	14,391,737
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR3, Class 2A4, 0.522% (1 Month LIBOR USD + 0.350%), 6/25/2037 (c)	27,141,191	23,787,002
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A1, 0.292% (1 Month LIBOR USD + 0.120%), 1/25/2047 (c)(j)	11,719,559	10,664,506
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A2, 0.352% (1 Month LIBOR USD + 0.180%), 1/25/2047 (c)	607,351	525,217
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-OA1, Class A1, 0.372% (1 Month LIBOR USD + 0.200%), 2/25/2047 (c)	8,804,141	8,104,449
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1B, 0.302% (1 Month LIBOR USD + 0.130%), 8/25/2047 (c)	8,440,177	7,966,809
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1A, 0.362% (1 Month LIBOR USD + 0.190%), 8/25/2047 (c)	9,281,801	9,026,728
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5, Class A1A, 0.372% (1 Month LIBOR USD + 0.200%), 8/25/2047 (c)	2,069,977	1,922,419
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 2A1, 0.372% (1 Month LIBOR USD + 0.200%), 8/25/2047 (c)(j)	13,881,383	13,473,062
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class A4, 0.382% (1 Month LIBOR USD + 0.210%), 8/25/2047 (c)	26,402,073	25,407,480
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A2D, 5.720%, 2/25/2036 (i)	5,530,398	5,580,614
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A5B, 5.057%, 6/25/2036 (e)	556,503	532,331
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A2, 5.057%, 6/25/2036 (i)	2,543,236	2,512,046
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.057%, 6/25/2036 (i)	802,484	823,514
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A8, 5.057%, 6/25/2036 (i)	4,743,460	4,654,956
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.057%, 6/25/2036 (i)	571,610	565,561
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B, 6.300%, 7/25/2036 (e)	265,292	248,555
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A2, 6.420%, 7/25/2036 (i)(j)	2,734,862	2,593,196
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A4B, 6.000%, 10/25/2036 (e)(j)	8,660,075	8,499,396
Deutsche Mortgage Securities, Inc. REMIC Trust, Series 2009-RS6, Class A2B, 3.424%, 8/25/2037 (a)(i)(j)	14,182,623	13,083,242
Deutsche Mortgage Securities, Inc. Re-REMIC Trust, Series 2007-WM1, Class A1, 3.248%, 6/27/2037 (a)(i)(j)	19,382,916	20,763,794
DSLA Mortgage Loan Trust, Series 2005-AR2, Class C, 0.000%, 3/19/2045	1	503,488
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A, 0.387% (1 Month LIBOR USD + 0.200%), 10/19/2036 (c)	25,156,963	22,191,309
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A, 0.327% (1 Month LIBOR USD + 0.140%), 3/19/2037 (c)(j)	33,061,465	31,190,549

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 1A1A, 0.327% (1 Month LIBOR USD + 0.140%), 3/19/2037 (c)(j)	$47,014,238	$42,465,704
DSLA Mortgage Loan Trust, Series 2004-AR1, Class A2A, 1.007% (1 Month LIBOR USD + 0.820%), 9/19/2044 (c)	1,171,812	1,109,655
DSLA Mortgage Loan Trust, Series 2004-AR1, Class X2, 2.745%, 9/19/2044 (d)(i)(o)	23,770,393	877,674
DSLA Mortgage Loan Trust, Series 2004-AR2, Class C, 0.000%, 11/19/2044	1,000	1
DSLA Mortgage Loan Trust, Series 2004-AR2, Class X2, 2.721%, 11/19/2044 (d)(i)(o)	23,974,427	1,303,825
DSLA Mortgage Loan Trust, Series 2004-AR4, Class X2, 2.814%, 1/19/2045 (d)(i)(o)	22,324,165	357,075
DSLA Mortgage Loan Trust, Series 2005-AR1, Class C, 0.000%, 2/19/2045 (l)	1,000,000	9,517
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 1A, 0.727% (1 Month LIBOR USD + 0.540%), 3/19/2045 (c)(j)	26,762,807	24,128,357
DSLA Mortgage Loan Trust, Series 2005-AR1, Class X2, 3.045%, 3/19/2045 (d)(i)(o)	39,522,647	1,081,023
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 0.397% (1 Month LIBOR USD + 0.210%), 6/19/2045 (c)	6,466,899	6,387,091
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1C, 0.407% (1 Month LIBOR USD + 0.220%), 6/19/2045 (c)	3,518,246	3,339,114
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, 0.447% (1 Month LIBOR USD + 0.260%), 8/19/2045 (c)	1,900,426	1,823,054
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 0.447% (1 Month LIBOR USD + 0.260%), 8/19/2045 (c)	241,812	202,856
DSLA Mortgage Loan Trust, Series 2006-AR1, Class 1A1A, 2.242% (12 Month US Treasury Average + 0.920%), 3/19/2046 (c)	16,651,593	15,677,325
Eagle RE Ltd., Series 2018-1, Class M2, 3.172% (1 Month LIBOR USD + 3.000%), 11/27/2028 (a)(c)	6,458,500	6,060,437
Eagle RE Ltd., Series 2019-1, Class M2, 3.472% (1 Month LIBOR USD + 3.300%), 4/25/2029 (a)(c)	14,350,000	13,546,615
Ellington Financial Mortgage Trust, Series 2019-2, Class M1, 3.469%, 11/25/2059 (a)(i)	3,000,000	3,041,532
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 3A1, 3.479%, 11/25/2035 (i)	1,980,899	1,790,037
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	10,012	8,900
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A8, 0.672% (1 Month LIBOR USD + 0.500%), 4/25/2036 (c)	4,613,193	2,358,915
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A12, 6.000%, 4/25/2036	273,122	223,901
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA2, Class 2A1, 3.347%, 5/25/2036 (i)	705,352	639,943
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A13, 6.000%, 7/25/2036	1,736,435	1,349,638
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A2, 6.000%, 7/25/2036	1,687,765	1,311,809
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A3, 6.000%, 7/25/2036	8,984,344	7,411,141
First Horizon Alternative Mortgage Securities Trust, Series 2007-FA5, Class A9, 7.000%, 11/25/2037	11,517,506	7,026,358
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 4A3, 3.776%, 9/25/2035 (i)	65,779	61,554
Flagstar Mortgage Trust, Series 2019-2, Class A11, 3.500%, 12/25/2049 (a)(i)	7,594,138	7,727,559

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
FNBA Mortgage Loan Trust, Series 2004-AR1, Class A3, 0.667% (1 Month LIBOR USD + 0.480%), 8/19/2034 (c)	$1,922	$1,921
FWD Securitization Trust, Series 2019-INV1, Class A3, 3.110%, 6/25/2049 (a)(i)	5,847,283	6,001,827
FWD Securitization Trust, Series 2020-INV1, Class A2, 2.340%, 1/25/2050 (a)(i)	3,545,701	3,575,502
Galton Funding Mortgage Trust, Series 2019-2, Class A32, 3.500%, 6/25/2059 (a)(i)	8,830,486	9,183,697
GCAT Trust, Series 2019-NQM3, Class A3, 3.043%, 11/25/2059 (a)(i)	9,187,759	9,335,600
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 3.836%, 9/19/2035 (i)	159,659	152,511
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.696%, 4/19/2036 (i)	1,083,217	992,745
Grand Avenue Mortgage Loan Trust, Series 2017-RPL1, Class A1, 3.250%, 8/25/2064 (a)	12,022,504	11,801,639
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1, 0.352% (1 Month LIBOR USD + 0.180%), 1/25/2037 (c)	12,410,186	11,590,506
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2, 0.332% (1 Month LIBOR USD + 0.160%), 2/25/2037 (c)	1,031,942	1,082,550
GreenPoint Mortgage Funding Trust, Series 2007-AR2, Class 2A1, 0.372% (1 Month LIBOR USD + 0.200%), 5/25/2037 (c)	5,136,349	4,929,410
GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 0.392% (1 Month LIBOR USD + 0.220%), 6/25/2037 (c)	4,212,582	4,152,451
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, 0.792% (1 Month LIBOR USD + 0.620%), 10/25/2045 (c)	1,908,091	1,793,934
GreenPoint MTA Trust, Series 2005-AR1, Class X1, 3.041%, 6/25/2045 (d)(i)(o)	10,923,180	489,577
GreenPoint MTA Trust, Series 2005-AR3, Class X1, 3.088%, 8/25/2045 (d)(i)(o)	30,558,299	2,071,639
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class B4, 4.331%, 8/25/2049 (a)(i)	1,500,000	1,484,128
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class B5, 4.331%, 8/25/2049 (a)(i)	577,000	447,439
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3, Class B3A, 3.468%, 10/25/2050 (a)(i)	4,185,337	3,718,455
GS Mortgage-Backed Securities Trust, Series 2019-SL1, Class A2, 2.875%, 1/25/2059 (a)(i)	4,500,000	4,504,176
GSAA Home Equity Trust, Series 2005-14, Class 2A2, 0.422% (1 Month LIBOR USD + 0.250%), 12/25/2035 (c)	1,979,774	1,532,475
GSAA Home Equity Trust, Series 2005-14, Class 2A3, 0.522% (1 Month LIBOR USD + 0.350%), 12/25/2035 (c)	4,480,165	4,230,127
GSAA Home Equity Trust, Series 2005-15, Class 2A2, 0.422% (1 Month LIBOR USD + 0.250%), 1/25/2036 (c)	2,504,433	1,536,169
GSAA Home Equity Trust, Series 2006-10, Class AF2, 5.825%, 6/25/2036 (i)	10,819,652	5,334,997
GSAA Home Equity Trust, Series 2006-16, Class A2, 0.342% (1 Month LIBOR USD + 0.170%), 10/25/2036 (c)	1,733,835	837,770
GSAA Home Equity Trust, Series 2006-18, Class AF3A, 5.772%, 11/25/2036 (i)	7,833,221	4,266,865
GSAA Home Equity Trust, Series 2006-20, Class 1A2, 0.352% (1 Month LIBOR USD + 0.180%), 1/25/2037 (c)	13,180,049	6,897,476
GSAA Home Equity Trust, Series 2006-20, Class A4A, 0.402% (1 Month LIBOR USD + 0.230%), 1/25/2037 (c)	3,388,584	2,153,259
GSAA Home Equity Trust, Series 2007-1, Class 1A2, 0.342% (1 Month LIBOR USD + 0.170%), 2/25/2037 (c)	2,213,611	1,150,478
GSAA Home Equity Trust, Series 2007-4, Class A2, 0.372% (1 Month LIBOR USD + 0.200%), 3/25/2037 (c)	1,457,847	619,571
GSAA Home Equity Trust, Series 2007-2, Class AF4A, 5.983%, 3/25/2037 (e)	2,318,374	1,168,797
GSAA Home Equity Trust, Series 2007-5, Class 2A1A, 0.292% (1 Month LIBOR USD + 0.120%), 5/25/2037 (c)	4,720,114	4,315,591

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
GSAA Home Equity Trust, Series 2007-5, Class 1F4A, 6.032%, 5/25/2037 (e)	$5,727,624	$3,815,548
GSAA Home Equity Trust, Series 2007-10, Class A2A, 6.500%, 11/25/2037	2,631,350	1,817,713
GSAA Resecuritization Mortgage Trust, Series 2005-R1, Class 1A1, 0.672% (1 Month LIBOR USD + 0.500%), 4/25/2035 (a)(c)	1,606,498	1,183,396
GSAA Trust, Series 2007-3, Class 1A1A, 0.242% (1 Month LIBOR USD + 0.070%), 3/25/2037 (c)	7,600,678	5,407,495
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B3, 0.344% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(c)	5,707,000	4,170,270
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B4, 0.344% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(c)	5,709,149	3,012,141
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B2, 0.344% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(c)	5,707,000	4,888,941
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B1, 0.344% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(c)	5,707,000	5,188,473
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 3.333%, 5/25/2035 (i)	1,122,368	1,159,301
GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 3.875%, 5/25/2035 (i)	1,765,271	1,708,652
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A1, 0.672% (1 Month LIBOR USD + 0.500%), 7/25/2035 (c)	932,760	884,906
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 3.234%, 10/25/2035 (i)	1,255,863	1,007,225
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A4, 6.000%, 2/25/2036	434,392	354,422
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	1,383,347	1,176,521
GSR Mortgage Loan Trust, Series 2006-6F, Class 3A1, 6.500%, 7/25/2036	8,442,009	6,297,300
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.916%, 3/25/2037 (i)	7,991,913	7,243,574
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3, 6.000%, 3/25/2037	487,894	424,161
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A7, 6.000%, 3/25/2037	10,603,038	9,189,038
GSR Mortgage Loan Trust, Series 2007-3F, Class 4A1, 0.472% (1 Month LIBOR USD + 0.300%), 4/25/2037 (c)	6,176,086	2,452,431
HarborView Mortgage Loan Trust, Series 2004-7, Class X1, 0.500%, 11/19/2034 (d)(i)(o)	2,726,000	33,500
HarborView Mortgage Loan Trust, Series 2004-8, Class 2A4A, 0.987% (1 Month LIBOR USD + 0.800%), 11/19/2034 (c)	257,209	244,401
HarborView Mortgage Loan Trust, Series 2004-9, Class 4A2, 0.967% (1 Month LIBOR USD + 0.780%), 12/19/2034 (c)	3,636,437	3,292,590
HarborView Mortgage Loan Trust, Series 2004-11, Class X1, 2.460%, 1/19/2035 (d)(i)(o)	9,277,338	214,186
HarborView Mortgage Loan Trust, Series 2005-1, Class X, 2.494%, 3/19/2035 (d)(i)(o)	10,587,372	710,614
HarborView Mortgage Loan Trust, Series 2005-3, Class X2, 2.849%, 6/19/2035 (d)(i)(o)	74,816,560	3,283,175
HarborView Mortgage Loan Trust, Series 2005-4, Class 3A1, 3.614%, 7/19/2035 (i)	1,148,443	1,072,728
HarborView Mortgage Loan Trust, Series 2005-8, Class 2A2A, 2.822% (12 Month US Treasury Average + 1.500%), 9/19/2035 (c)	2,365,079	2,203,289
HarborView Mortgage Loan Trust, Series 2005-12, Class X2B, 1.768%, 10/19/2035 (d)(i)(o)	11,545,015	495,570
HarborView Mortgage Loan Trust, Series 2005-16, Class 3A1A, 0.687% (1 Month LIBOR USD + 0.500%), 1/19/2036 (c)	1,344,538	1,066,382
HarborView Mortgage Loan Trust, Series 2005-13, Class X, 1.415%, 2/19/2036 (d)(i)(o)	27,257,714	837,684
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 0.367% (1 Month LIBOR USD + 0.180%), 11/19/2036 (c)(j)	26,225,262	25,458,514
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 0.357% (1 Month LIBOR USD + 0.170%), 12/19/2036 (c)	3,299,750	2,821,745
HarborView Mortgage Loan Trust, Series 2006-12, Class 2A2A, 0.377% (1 Month LIBOR USD + 0.190%), 12/19/2036 (c)(j)	37,998,607	35,187,660

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
HarborView Mortgage Loan Trust, Series 2006-12, Class 2A13, 0.427% (1 Month LIBOR USD + 0.240%), 12/19/2036 (c)	$1,482,998	$1,402,668
HarborView Mortgage Loan Trust, Series 2006-SB1, Class A1A, 2.172% (12 Month US Treasury Average + 0.850%), 12/19/2036 (c)	8,289,182	7,815,771
HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 0.337% (1 Month LIBOR USD + 0.150%), 2/19/2037 (c)	23,345,271	19,835,263
HarborView Mortgage Loan Trust, Series 2007-1, Class 2A1A, 0.317% (1 Month LIBOR USD + 0.130%), 3/19/2037 (c)	40,297,357	37,270,865
HarborView Mortgage Loan Trust, Series 2007-2, Class 2A1A, 0.332% (1 Month LIBOR USD + 0.160%), 4/25/2037 (c)(j)	21,013,127	18,925,368
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1A, 0.387% (1 Month LIBOR USD + 0.200%), 5/19/2037 (c)(j)	33,398,509	32,393,515
HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, 0.377% (1 Month LIBOR USD + 0.190%), 8/19/2037 (c)	2,473,877	2,404,136
HarborView Mortgage Loan Trust, Series 2007-6, Class 1A1A, 0.387% (1 Month LIBOR USD + 0.200%), 8/19/2037 (c)(j)	24,515,914	22,210,217
HarborView Mortgage Loan Trust, Series 2007-5, Class A1A, 0.377% (1 Month LIBOR USD + 0.190%), 9/19/2037 (c)	6,510,311	6,209,450
HarborView Mortgage Loan Trust, Series 2007-7, Class 1A1, 1.172% (1 Month LIBOR USD + 1.000%), 10/25/2037 (c)	21,297,508	20,207,374
HarborView Mortgage Loan Trust, Series 2005-11, Class X, 2.806%, 8/19/2045 (d)(i)(o)	14,966,932	536,130
HarborView Mortgage Loan Trust, Series 2005-15, Class 2A11, 0.457% (1 Month LIBOR USD + 0.270%), 10/20/2045 (c)	3,392,023	3,344,497
HarborView Mortgage Loan Trust, Series 2005-15, Class 3A11, 3.322% (12 Month US Treasury Average + 2.000%), 10/20/2045 (c)	5,177,975	4,861,057
HarborView Mortgage Loan Trust, Series 2006-4, Class X1, 3.011%, 5/19/2046 (d)(i)(o)	9,057,687	681,654
HarborView Mortgage Loan Trust, Series 2006-13, Class A, 0.367% (1 Month LIBOR USD + 0.180%), 11/19/2046 (c)	8,058,605	7,331,848
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 0.422% (1 Month LIBOR USD + 0.250%), 3/25/2035 (c)	7,578,911	6,881,091
HomeBanc Mortgage Trust, Series 2005-1, Class A2, 0.482% (1 Month LIBOR USD + 0.310%), 3/25/2035 (c)	301,276	267,854
HomeBanc Mortgage Trust, Series 2005-3, Class A1, 0.412% (1 Month LIBOR USD + 0.240%), 7/25/2035 (c)(j)	1,483,655	1,500,846
HomeBanc Mortgage Trust, Series 2005-4, Class A2, 0.502% (1 Month LIBOR USD + 0.330%), 10/25/2035 (c)	722,184	723,904
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 0.432% (1 Month LIBOR USD + 0.260%), 1/25/2036 (c)	3,864,214	3,815,200
HomeBanc Mortgage Trust, Series 2006-2, Class A1, 0.352% (1 Month LIBOR USD + 0.180%), 12/25/2036 (c)	689,907	689,402
HomeBanc Mortgage Trust, Series 2006-2, Class A2, 0.392% (1 Month LIBOR USD + 0.220%), 12/25/2036 (c)	1,723,681	1,718,089
HomeBanc Mortgage Trust, Series 2006-1, Class 3A2, 3.327%, 4/25/2037 (i)	6,759,313	6,175,424
Homeward Opportunities Fund I Trust, Series 2018-1, Class A3, 3.999%, 6/25/2048 (a)(i)	544,602	556,362
Homeward Opportunities Fund I Trust, Series 2018-1, Class M1, 4.548%, 6/25/2048 (a)(i)	2,577,000	2,650,952
Homeward Opportunities Fund I Trust, Series 2018-1, Class B1, 5.295%, 6/25/2048 (a)(i)	3,964,213	3,891,640
Homeward Opportunities Fund I Trust, Series 2019-1, Class B1, 4.800%, 1/25/2059 (a)(i)	650,000	651,134
Homeward Opportunities Fund I Trust, Series 2019-2, Class A1, 2.702%, 8/25/2059 (a)(i)	1,724,838	1,771,198
Homeward Opportunities Fund I Trust, Series 2019-2, Class A3, 3.007%, 9/25/2059 (a)(i)	11,271,124	11,416,453

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
HSI Asset Loan Obligation Trust, Series 2007-AR1, Class 2A1, 3.955%, 1/25/2037 (i)	$791,684	$704,827
IMPAC CMB Trust, Series 2004-6, Class 1A2, 0.952% (1 Month LIBOR USD + 0.780%), 10/25/2034 (c)	2,968,074	2,906,546
IMPAC CMB Trust, Series 2004-10, Class 3A1, 0.872% (1 Month LIBOR USD + 0.700%), 3/25/2035 (c)	468,678	435,029
IMPAC CMB Trust, Series 2005-3, Class A1, 0.652% (1 Month LIBOR USD + 0.480%), 8/25/2035 (c)	8,765,790	8,123,845
IMPAC CMB Trust, Series 2005-6, Class 1A2, 0.452% (1 Month LIBOR USD + 0.280%), 10/25/2035 (c)	2,883,882	2,772,056
IMPAC CMB Trust, Series 2005-6, Class 1A1, 0.672% (1 Month LIBOR USD + 0.500%), 10/25/2035 (c)	27,127,890	26,282,205
IMPAC CMB Trust, Series 2005-7, Class A2, 0.452% (1 Month LIBOR USD + 0.280%), 11/25/2035 (c)	2,691,072	2,450,151
IMPAC CMB Trust, Series 2005-7, Class A1, 0.692% (1 Month LIBOR USD + 0.520%), 11/25/2035 (c)(j)	22,517,132	21,530,409
IMPAC Secured Assets CMN Owner Trust, Series 2005-2, Class A2D, 0.602% (1 Month LIBOR USD + 0.430%), 3/25/2036 (c)	986,648	823,019
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2B, 0.342% (1 Month LIBOR USD + 0.170%), 8/25/2036 (c)	9,985,603	8,650,208
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2C, 0.452% (1 Month LIBOR USD + 0.280%), 8/25/2036 (c)(j)	4,878,337	3,660,953
IMPAC Secured Assets Trust, Series 2006-3, Class A1, 0.342% (1 Month LIBOR USD + 0.170%), 11/25/2036 (c)	23,183,367	17,859,701
IMPAC Secured Assets Trust, Series 2006-3, Class A7, 0.442% (1 Month LIBOR USD + 0.270%), 11/25/2036 (c)	22,569,321	16,149,275
IMPAC Secured Assets Trust, Series 2006-4, Class A1, 0.362% (1 Month LIBOR USD + 0.190%), 1/25/2037 (c)	10,677,999	8,847,640
IMPAC Secured Assets Trust, Series 2006-4, Class A2C, 0.432% (1 Month LIBOR USD + 0.260%), 1/25/2037 (c)	32,047,722	29,183,905
IMPAC Secured Assets Trust, Series 2007-1, Class A2, 0.332% (1 Month LIBOR USD + 0.160%), 3/25/2037 (c)	2,682,141	2,539,049
IMPAC Secured Assets Trust, Series 2007-2, Class 1A1C, 0.552% (1 Month LIBOR USD + 0.380%), 5/25/2037 (c)	20,035,866	14,715,763
IndyMac Index Mortgage Loan Trust, Series 2004-AR2, Class AX2, 3.635%, 6/25/2034 (d)(i)(o)	11,196,628	9,119,419
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 0.972% (1 Month LIBOR USD + 0.800%), 11/25/2034 (c)	640,633	607,882
IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class AX2, 2.385%, 12/25/2034 (d)(i)(o)	3,286,138	171,970
IndyMac Index Mortgage Loan Trust, Series 2005-AR2, Class AX2, 2.570%, 2/25/2035 (d)(i)(o)	17,425,662	1,087,570
IndyMac Index Mortgage Loan Trust, Series 2005-AR4, Class AX2, 2.515%, 3/25/2035 (d)(i)(o)	22,118,332	1,065,020
IndyMac Index Mortgage Loan Trust,, Series 2005-AR6, Class 2A1, 0.652% (1 Month LIBOR USD + 0.480%), 4/25/2035 (c)	3,084,171	2,848,911
IndyMac Index Mortgage Loan Trust, Series 2005-AR8, Class 2A1A, 0.632% (1 Month LIBOR USD + 0.460%), 5/25/2035 (c)	6,384,571	5,972,147
IndyMac Index Mortgage Loan Trust, Series 2005-AR8, Class AX2, 2.849%, 5/25/2035 (d)(i)(o)	30,428,993	1,991,030

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
IndyMac Index Mortgage Loan Trust, Series 2005-AR5, Class 2A1, 3.276%, 5/25/2035 (i)	$1,348,956	$1,270,672
IndyMac Index Mortgage Loan Trust, Series 2005-AR10, Class AX, 2.805%, 6/25/2035 (d)(i)(o)	46,604,136	2,903,857
IndyMac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1, 3.557%, 6/25/2035 (i)	1,343,228	1,310,586
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class AX2, 2.895%, 7/25/2035 (d)(i)(o)	29,049,246	875,893
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2X, 2.579%, 8/25/2035 (d)(i)(o)	32,740,692	1,488,228
IndyMac Index Mortgage Loan Trust, Series 2005-AR13, Class 1A1, 3.269%, 8/25/2035 (i)	2,937,440	2,490,567
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1, 3.369%, 10/25/2035 (i)	6,133,189	5,549,132
IndyMac Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3, 3.385%, 6/25/2036 (i)	841,486	830,105
IndyMac Index Mortgage Loan Trust, Series 2006-AR15, Class A2, 0.382% (1 Month LIBOR USD + 0.210%), 7/25/2036 (c)	5,374,529	4,929,271
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 3.163%, 7/25/2036 (i)	4,744,784	4,220,191
IndyMac Index Mortgage Loan Trust, Series 2006-AR19, Class 5A2, 3.330%, 8/25/2036 (i)	10,277,159	9,590,131
IndyMac Index Mortgage Loan Trust, Series 2006-AR25, Class 5A1, 3.314%, 9/25/2036 (i)	7,279,689	6,618,577
IndyMac Index Mortgage Loan Trust, Series 2006-AR31, Class A3, 3.671%, 11/25/2036 (i)	4,160,679	4,062,425
IndyMac Index Mortgage Loan Trust, Series 2006-AR35, Class 2A1A, 0.342% (1 Month LIBOR USD + 0.170%), 1/25/2037 (c)	9,342,174	9,067,318
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 3A1, 3.121%, 3/25/2037 (i)	1,386,306	1,297,042
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.403%, 6/25/2037 (i)	6,731,822	5,769,474
IndyMac Index Mortgage Loan Trust, Series 2007-AR9, Class 2A1, 3.583%, 6/25/2037 (i)	4,460,378	3,435,847
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A1, 3.807%, 6/25/2037 (i)	791,589	752,319
IndyMac Index Mortgage Loan Trust, Series 2007-FLX4, Class 2A1, 0.352% (1 Month LIBOR USD + 0.180%), 7/25/2037 (c)	9,117,849	8,591,074
IndyMac Index Mortgage Loan Trust, Series 2007-FLX4, Class 1A1, 0.372% (1 Month LIBOR USD + 0.200%), 7/25/2037 (c)(j)	17,160,370	15,780,590
IndyMac Index Mortgage Loan Trust, Series 2007-AR13, Class 4A1, 3.032%, 7/25/2037 (i)	4,198,444	3,454,164
IndyMac Index Mortgage Loan Trust, Series 2007-FLX5, Class 2A1, 0.352% (1 Month LIBOR USD + 0.180%), 8/25/2037 (c)	5,014,120	4,853,562
IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class AX, 2.924%, 7/25/2045 (d)(i)(o)	22,058,332	1,135,409
IndyMac Index Mortgage Loan Trust, Series 2006-AR4, Class A2A, 0.422% (1 Month LIBOR USD + 0.250%), 5/25/2046 (c)	15,395,187	15,097,721
IndyMac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A3A, 0.372% (1 Month LIBOR USD + 0.200%), 11/25/2046 (c)	7,091,410	6,430,419
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A3, 0.532% (1 Month LIBOR USD + 0.360%), 3/25/2047 (c)	9,650,907	7,362,310
Jefferies Resecuritization Trust, Series 2009-R2, Class 5A, 3.346%, 1/28/2036 (a)(i)	964,706	947,771
JP Morgan Alternative Loan Trust, Series 2006-A2, Class 1A4, 0.442% (1 Month LIBOR USD + 0.270%), 5/25/2036 (c)	1,730,581	1,645,272
JP Morgan Alternative Loan Trust, Series 2007-A2, Class 11A1, 0.352% (1 Month LIBOR USD + 0.180%), 6/25/2037 (c)	37,937,816	27,358,856
JP Morgan Mortgage Acquisition Trust, Series 2006-WMC4, Class A1A, 0.302% (1 Month LIBOR USD + 0.130%), 12/25/2036 (c)	3,139,579	2,390,931
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, 4.082%, 8/25/2035 (i)	9,931	10,170
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1, 3.484%, 10/25/2035 (i)	9,872,958	8,790,033
JP Morgan Mortgage Trust, Series 2005-A8, Class 3A1, 3.962%, 11/25/2035 (i)	2,693,566	2,636,080
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036	1,833,001	1,641,986

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
JP Morgan Mortgage Trust, Series 2006-A6, Class 3A2, 3.356%, 10/25/2036 (i)	$330,079	$292,335
JP Morgan Mortgage Trust, Series 2006-A6, Class 2A4L, 3.834%, 10/25/2036 (i)	982,590	947,294
JP Morgan Mortgage Trust, Series 2006-A6, Class 1A4L, 3.879%, 10/25/2036 (i)	2,731,243	2,520,699
JP Morgan Mortgage Trust, Series 2006-A7, Class 2A3, 3.790%, 1/25/2037 (i)	2,207,413	2,139,952
JP Morgan Mortgage Trust, Series 2007-A3, Class 1A1, 3.745%, 5/25/2037 (i)	687,559	635,557
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 3.393%, 6/25/2037 (i)	2,557,399	2,449,774
JP Morgan Mortgage Trust, Series 2019-1, Class B6, 3.821%, 5/25/2049 (a)(i)	4,529,355	2,478,554
JP Morgan Mortgage Trust, Series 2019-1, Class B5, 4.515%, 5/25/2049 (a)(i)	1,805,979	1,562,526
JP Morgan Mortgage Trust, Series 2019-5, Class A15, 4.000%, 11/25/2049 (a)(i)	3,513,812	3,605,646
JP Morgan Mortgage Trust, Series 2019-6, Class B5, 4.250%, 12/25/2049 (a)(i)	1,965,855	1,737,340
JP Morgan Mortgage Trust, Series 2019-INV2, Class A15, 3.500%, 2/25/2050 (a)(i)	1,148,904	1,167,768
JP Morgan Mortgage Trust, Series 2020-5, Class B5, 3.736%, 12/25/2050 (a)(i)	1,874,000	1,431,853
JP Morgan Mortgage Trust, Series 2020-5, Class B4, 3.736%, 12/25/2050 (a)(i)	3,750,000	3,473,584
JP Morgan Mortgage Trust, Series 2020-5, Class B6, 3.736%, 12/25/2050 (a)(i)	4,125,342	1,735,383
JP Morgan Resecuritization Trust, Series 2014-2, Class 6A5, 3.002%, 5/27/2037 (a)(i)	7,465,944	5,905,808
Lake Summit Mortgage Trust, Series 2019-1, 8.440%, 8/15/2049 (d)(i)	130,630,330	134,700,902
Lake Summit Mortgage Trust, Series 2019-1B, 9.170%, 8/28/2049 (i)	9,650,645	9,764,320
Legacy Mortgage Asset Trust, Series 2019-SL1, Class A, 4.000%, 12/25/2054 (a)(i)	14,141,076	14,351,552
Legacy Mortgage Asset Trust, Series 2018-SL1, Class A, 4.000%, 2/25/2058 (a)(i)	4,259,073	4,324,156
Legacy Mortgage Asset Trust, Series 2018-GS1, Class A1, 4.000%, 3/25/2058 (a)(e)	8,957,774	9,109,689
Legacy Mortgage Asset Trust, Series 2018-GS1, Class A2, 4.250%, 3/25/2058 (a)(e)	21,378,000	20,980,690
Legacy Mortgage Asset Trust, Series 2018-GS2, Class A1, 4.000%, 4/25/2058 (a)(e)	10,923,617	10,865,733
Legacy Mortgage Asset Trust, Series 2018-GS3, Class A1, 4.000%, 6/25/2058 (a)(e)	10,388,705	10,514,086
Legacy Mortgage Asset Trust, Series 2018-GS3, Class A2, 4.250%, 6/25/2058 (a)(e)	13,000,000	12,761,710
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.750%, 1/25/2059 (a)(e)	10,660,236	10,910,389
Lehman Mortgage Trust, Series 2007-5, Class PO1, 0.000%, 6/25/2037 (f)	80,263	63,211
Lehman Mortgage Trust, Series 2007-9, Class AP, 0.000%, 10/25/2037 (f)	50,289	40,018
Lehman XS Trust, Series 2005-3, Class 3A3A, 5.157%, 9/25/2035 (e)	1,860,778	1,850,838
Lehman XS Trust, Series 2007-3, Class 2A3, 0.412% (1 Month LIBOR USD + 0.240%), 3/25/2037 (c)	16,960,491	13,582,063
Lehman XS Trust, Series 2007-9, Class WFIO, 0.253%, 4/25/2037 (d)(o)	29,502,256	157,070
Lehman XS Trust, Series 2007-12N, Class 2A1, 0.352% (1 Month LIBOR USD + 0.180%), 7/25/2037 (c)	6,207,065	5,070,154
Lehman XS Trust, Series 2006-10N, Class 1A3A, 0.382% (1 Month LIBOR USD + 0.210%), 7/25/2046 (c)	2,438,015	2,239,207
Lehman XS Trust, Series 2007-4N, Class 1A3, 0.412% (1 Month LIBOR USD + 0.240%), 3/25/2047 (c)	20,675,537	17,587,832
Lehman XS Trust, Series 2007-15N, Class 3A1, 0.422% (1 Month LIBOR USD + 0.250%), 8/25/2047 (c)(j)	22,416,644	19,221,779
Luminent Mortgage Trust, Series 2006-1, Class A1, 0.412% (1 Month LIBOR USD + 0.240%), 4/25/2036 (c)	5,852,465	4,812,330
Luminent Mortgage Trust, Series 2006-1, Class X, 2.896%, 4/25/2036 (d)(i)(o)	41,116,909	1,298,266
Luminent Mortgage Trust, Series 2006-3, Class 12A1, 0.382% (1 Month LIBOR USD + 0.210%), 5/25/2036 (c)	3,076,930	2,899,566
Luminent Mortgage Trust, Series 2006-3, Class 12X, 1.000%, 5/25/2036 (o)	15,206,770	365,913
Luminent Mortgage Trust, Series 2006-5, Class A1A, 0.362% (1 Month LIBOR USD + 0.190%), 7/25/2036 (c)	37,074,955	25,597,958
Luminent Mortgage Trust, Series 2006-5, Class X, 2.582%, 7/25/2036 (d)(i)(o)	40,608,294	1,588,353

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Luminent Mortgage Trust, Series 2007-1, Class 1A1, 0.332% (1 Month LIBOR USD + 0.160%), 11/25/2036 (c)	$3,511,968	$3,244,332
Luminent Mortgage Trust, Series 2006-7, Class 2A1, 0.342% (1 Month LIBOR USD + 0.170%), 12/25/2036 (c)	12,895,229	11,693,935
Luminent Mortgage Trust, Series 2007-2, Class 1A2, 0.452% (1 Month LIBOR USD + 0.280%), 5/25/2037 (c)	7,729,366	7,494,780
Luminent Mortgage Trust, Series 2006-2, Class X, 2.420%, 2/25/2046 (d)(i)(o)	46,308,316	1,076,715
Luminent Mortgage Trust, Series 2006-6, Class A1, 0.372% (1 Month LIBOR USD + 0.200%), 10/25/2046 (c)(j)	14,867,910	14,428,489
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 3.762%, 12/25/2034 (i)	10,571	10,654
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class 9A1, 3.556%, 1/25/2035 (i)	55,500	58,449
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 3.716%, 3/25/2035 (i)	302,737	313,685
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 3.746%, 1/25/2036 (i)	1,644,803	1,623,480
MASTR Alternative Loan Trust, Series 2007-1, Class 15PO, 0.000%, 11/25/2021 (f)	11,082	4,097
MASTR Alternative Loan Trust, Series 2004-6, Class 30PO, 0.000%, 7/25/2034 (f)	137,043	126,319
MASTR Alternative Loan Trust, Series 2005-5, Class 3A1, 5.750%, 8/25/2035	2,569,510	2,068,289
MASTR Alternative Loan Trust, Series 2006-1, Class A2, 0.872% (1 Month LIBOR USD + 0.700%), 2/25/2036 (c)	2,676,274	1,357,021
MASTR Alternative Loan Trust, Series 2006-2, Class 1A2, 6.000%, 3/25/2036	523,017	521,001
MASTR Alternative Loan Trust, Series 2007-HF1, Class 4A1, 7.000%, 10/25/2047	17,547,899	12,304,920
MASTR Asset Securitization Trust, Series 2005-2, Class PO, 0.000%, 11/25/2035 (f)	56,606	42,700
MASTR Asset Securitization Trust, Series 2007-1, Class AP, 0.000%, 11/25/2037 (f)	1,379	1,158
MASTR Resecuritization Trust, Series 2008-4, Class A1, 6.000%, 6/27/2036 (a)(i)	2,424,273	2,278,564
Mello Warehouse Securitization Trust, Series 2019-2, Class G, 4.172% (1 Month LIBOR USD + 4.000%), 11/25/2052 (a)(c)(d)	14,200,000	13,760,780
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-1, Class 1A1, 3.695%, 4/25/2037 (i)	2,557,571	2,420,777
Merrill Lynch Mortgage Investors Trust, Series 2003-B, Class A1, 0.852% (1 Month LIBOR USD + 0.680%), 4/25/2028 (c)	1,808,701	1,765,072
Merrill Lynch Mortgage Investors Trust, Series 2004-A, Class A1, 0.632% (1 Month LIBOR USD + 0.460%), 4/25/2029 (c)	635,092	611,785
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 3.475%, 11/25/2035 (i)	7,123,265	7,234,025
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 2A1E, 3.806%, 12/25/2035 (i)	1,976,888	1,958,956
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 3.852%, 5/25/2036 (i)	978,261	893,896
Merrill Lynch Mortgage Investors Trust, Series 2006-WMC2, Class A1, 0.412% (1 Month LIBOR USD + 0.240%), 3/25/2037 (c)	26,684,180	9,497,327
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV1, 0.505% (1 Month LIBOR USD + 0.160%), 9/25/2037 (c)	7,827,514	5,905,844
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV2C, 0.645% (1 Month LIBOR USD + 0.230%), 9/25/2037 (c)	13,510,431	10,353,124
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-HE6, Class A1, 0.232% (1 Month LIBOR USD + 0.060%), 5/25/2037 (c)	7,066,014	6,545,475
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-HE6, Class A3, 0.352% (1 Month LIBOR USD + 0.180%), 5/25/2037 (c)	20,522,323	18,558,500
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-HE6, Class A4, 0.422% (1 Month LIBOR USD + 0.250%), 5/25/2037 (c)	2,955,214	2,671,044
Morgan Stanley ABS Capital I Trust, Series 2006-NC4, Class A2C, 0.322% (1 Month LIBOR USD + 0.150%), 6/25/2036 (c)	1,627,159	1,542,400

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Morgan Stanley Mortgage Loan Trust, Series 2005-1, Class 4A1, 0.472% (1 Month LIBOR USD + 0.300%), 3/25/2035 (c)	$2,089,591	$1,842,071
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 1A, 3.344%, 7/25/2035 (i)(j)	10,522,150	8,254,385
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1, 3.354%, 7/25/2035 (i)	3,833,824	3,621,139
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3A, 3.413%, 7/25/2035 (i)	937,902	891,533
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 5A1, 3.835%, 11/25/2035 (i)	2,615,924	2,101,001
Morgan Stanley Mortgage Loan Trust, Series 2005-9AR, Class 1A, 0.462% (1 Month LIBOR USD + 0.290%), 12/25/2035 (c)	2,807,615	2,338,606
Morgan Stanley Mortgage Loan Trust, Series 2006-1AR, Class 1A1, 0.452% (1 Month LIBOR USD + 0.280%), 2/25/2036 (c)	764,843	536,884
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A1, 0.422% (1 Month LIBOR USD + 0.250%), 3/25/2036 (c)	3,662,611	2,893,851
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A3, 0.432% (1 Month LIBOR USD + 0.260%), 3/25/2036 (c)	2,213,087	1,752,028
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A1, 3.645%, 3/25/2036 (i)	9,211,258	8,093,546
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 3.645%, 3/25/2036 (i)	4,681,832	4,117,324
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1AX, 4.097%, 3/25/2036 (d)(i)(o)	27,523,240	2,471,394
Morgan Stanley Mortgage Loan Trust, Series 2006-5AR, Class AX, 3.658%, 4/25/2036 (d)(i)(o)	28,436,805	1,971,723
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 4A2, 0.922% (1 Month LIBOR USD + 0.750%), 6/25/2036 (c)	4,839,020	2,571,571
Morgan Stanley Mortgage Loan Trust, Series 2006-9AR, Class A1, 0.342% (1 Month LIBOR USD + 0.170%), 8/25/2036 (c)	2,380,001	1,227,241
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 2A3, 6.000%, 8/25/2036	2,932,086	2,226,849
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A6, 6.231%, 8/25/2036 (e)	3,026,692	1,175,028
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A3, 6.424%, 8/25/2036 (e)	3,771,685	1,465,499
Morgan Stanley Mortgage Loan Trust, Series 2006-13AX, Class A1, 0.352% (1 Month LIBOR USD + 0.180%), 10/25/2036 (c)	4,197,753	2,024,731
Morgan Stanley Mortgage Loan Trust, Series 2006-13AX, Class A2, 0.512% (1 Month LIBOR USD + 0.340%), 10/25/2036 (c)	14,787,780	7,689,069
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A5, 0.702% (1 Month LIBOR USD + 0.530%), 4/25/2037 (c)	20,522,827	11,413,380
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A9, 0.712% (1 Month LIBOR USD + 0.540%), 4/25/2037 (c)	20,522,827	11,492,988
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A2, 6.000%, 4/25/2037 (i)	21,104,828	11,654,339
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A3, 3.025%, 6/25/2037 (i)	2,383,123	1,818,968
Morgan Stanley Mortgage Loan Trust, Series 2007-12, Class 3A22, 6.000%, 8/25/2037	3,712,919	2,874,468
Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1, 3.264%, 11/25/2037 (i)	6,542,765	6,156,958
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A2, 5.826%, 9/25/2046 (e)	13,500,402	6,217,394
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A6, 5.858%, 9/25/2046 (e)	5,206,950	2,400,685
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.919%, 9/25/2046 (e)	12,951,104	5,945,839
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A4C, 6.104%, 9/25/2046 (e)	9,761,411	4,383,703
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A3S, 5.858%, 1/25/2047 (e)	1,834,828	1,120,436
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047 (e)	6,935,145	3,921,970
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 2A5S, 6.000%, 2/25/2047 (e)	3,311,054	2,236,478
Morgan Stanley Re-REMIC Trust, Series 2010-R6, Class 4B, 0.565% (1 Month LIBOR USD + 0.190%), 2/26/2037 (a)(c)	9,218,703	8,606,737

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, 0.345% (1 Month LIBOR USD + 0.160%), 12/27/2046 (a)(c)	$9,329,262	$7,990,438
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class CB3, 1.009%, 8/27/2047 (a)(i)	1,010,309	735,866
Mortgage Insurance-Linked Notes Series, Series 2019-1, Class M2, 3.372% (1 Month LIBOR USD + 3.200%), 2/26/2029 (a)(c)	4,834,215	4,484,276
Mortgage Insurance-Linked Notes Series, Series 2020-1, Class M1B, 1.622% (1 Month LIBOR USD + 1.450%), 2/25/2030 (a)(c)	3,250,000	2,933,684
MortgageIT Mortgage Loan Trust, Series 2006-1, Class 1X, 3.253%, 4/25/2036 (d)(i)(o)	14,583,752	788,616
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A12, 0.322% (1 Month LIBOR USD + 0.150%), 6/25/2047 (c)	3,538,758	3,039,620
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 1A1, 0.402% (1 Month LIBOR USD + 0.230%), 6/25/2047 (c)	6,110,807	5,677,471
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A14, 0.452% (1 Month LIBOR USD + 0.280%), 6/25/2047 (c)	3,262,369	2,840,854
MortgageIT Trust, Series 2006-1, Class 2A1A, 0.382% (1 Month LIBOR USD + 0.210%), 4/25/2036 (c)	3,928,969	3,636,606
New Residential Mortgage Loan Trust, Series 2019-NQM1, Class A2, 3.877%, 1/25/2049 (a)(i)	1,920,599	1,968,898
New Residential Mortgage Loan Trust, Series 2019-NQM1, Class B2, 5.492%, 1/25/2049 (a)(i)	2,750,000	2,620,249
New Residential Mortgage Loan Trust, Series 2019-NQM1, Class B1, 5.492%, 1/25/2049 (a)(i)	8,400,000	8,524,480
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class M1, 4.267%, 4/25/2049 (a)(i)	2,500,000	2,582,535
New Residential Mortgage Loan Trust, Series 2019-NQM3, Class B2, 5.703%, 7/25/2049 (a)(i)	2,800,000	2,709,000
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A3, 2.797%, 9/25/2059 (a)(i)	8,416,642	8,509,570
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1, 2.710%, 11/25/2059 (a)(i)	4,028,622	4,110,033
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AP1, Class A3, 5.654%, 1/25/2036 (i)	3,894,605	1,934,883
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, 3.590%, 2/25/2036 (i)	840,648	711,675
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A1A, 0.332% (1 Month LIBOR USD + 0.160%), 10/25/2036 (c)	1,494,815	1,356,502
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A3, 0.342% (1 Month LIBOR USD + 0.170%), 12/25/2036 (c)	203,627	191,862
Nomura Resecuritization Trust, Series 2014-6R, Class 3A2, 0.705% (1 Month LIBOR USD + 0.260%), 1/26/2036 (a)(c)	5,426,324	5,002,338
Nomura Resecuritization Trust, Series 2015-2R, Class 3A1, 0.413% (1 Month LIBOR USD + 0.150%), 11/26/2036 (a)(c)	1,782,748	1,775,474
Nomura Resecuritization Trust, Series 2014-3R, Class 4A15, 2.095% (1 Month LIBOR USD + 0.160%), 3/26/2037 (a)(c)	5,822,490	3,557,373
NRPL Trust, Series 2018-2A, Class A1, 4.250%, 7/25/2067 (a)(e)	6,521,956	6,602,293
Oaktown Re IV Ltd., Series 2020-1A, Class M1B, 4.928% (1 Month LIBOR USD + 4.750%), 7/25/2030 (a)(c)	2,000,000	2,000,000
PFCA Home Equity Investment Trust, Series 2003-GP1, Class A, 3.742%, 10/25/2033 (a)(i)	5,173,962	5,512,412
PFCA Home Equity Investment Trust, Series 2003-IFC4, Class A, 4.051%, 10/22/2034 (a)(i)	5,396,119	5,717,010
PHH Alternative Mortgage Trust, Series 2007-2, Class 4PO, 0.000%, 5/25/2022 (f)	566	562
PHH Alternative Mortgage Trust, Series 2007-1, Class 21PO, 0.000%, 2/25/2037 (f)	27,823	22,493
PHH Alternative Mortgage Trust, Series 2007-1, Class 1A1, 0.332% (1 Month LIBOR USD + 0.160%), 2/25/2037 (c)	6,753,945	5,955,845
PHH Alternative Mortgage Trust, Series 2007-2, Class 1A3, 0.502% (1 Month LIBOR USD + 0.330%), 5/25/2037 (c)	2,255,989	2,062,563
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A2, 6.000%, 5/25/2037	1,151,237	1,123,171

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Pretium Mortgage Credit Partners I LLC, Series 2019-NPL2, Class A2, 5.927%, 12/30/2058 (a)(e)	$4,500,000	$4,483,957
Pretium Mortgage Credit Partners I LLC, Series 2019-CFL1, Class A2, 4.949%, 1/29/2059 (a)(e)	12,831,312	11,668,602
Pretium Mortgage Credit Partners I LLC, Series 2020-NPL2, Class A1, 3.721%, 2/25/2060 (a)(e)	5,591,219	5,640,327
Pretium Mortgage Credit Partners I LLC, Series 2020-RPL1, Class A1, 3.819%, 5/25/2060 (a)(e)	6,464,501	6,488,568
Prime Mortgage Trust, Series 2007-2, Class A2, 6.000%, 4/25/2037	2,953,462	2,511,497
Provident Funding Mortgage Trust, Series 2019-1, Class A5, 3.000%, 12/25/2049 (a)(i)	11,691,352	12,100,094
PRPM LLC, Series 2019-1A, Class A1, 4.500%, 1/25/2024 (a)(e)	7,190,050	7,135,707
PRPM LLC, Series 2019-2A, Class A1, 3.967%, 4/25/2024 (a)(e)	4,774,074	4,788,196
PRPM LLC, Series 2019-2A, Class A2, 5.438%, 4/25/2024 (a)(e)	21,000,000	20,854,993
PRPM LLC, Series 2019-3A, Class A2, 4.458%, 7/25/2024 (a)(e)	16,182,000	15,128,649
PRPM LLC, Series 2019-GS1, Class A2, 4.750%, 10/25/2024 (a)(i)	5,285,856	5,089,180
PRPM LLC, Series 2019-4A, Class A1, 3.351%, 11/25/2024 (a)(e)	9,302,542	9,337,752
PRPM LLC, Series 2019-4, Class A2, 4.654%, 11/25/2024 (a)(e)	7,250,000	7,017,775
PRPM LLC, Series 2020-1A, Class A1, 2.981%, 2/25/2025 (a)(e)	9,250,645	9,205,798
RAAC Series Trust, Series 2005-SP3, Class M1, 0.702% (1 Month LIBOR USD + 0.530%), 12/25/2035 (c)	38,858	38,935
RAMP Trust, Series 2006-RS2, Class A3A, 0.472% (1 Month LIBOR USD + 0.300%), 3/25/2036 (c)	1,272,435	1,223,290
RBSSP Resecuritization Trust, Series 2009-3, Class 3A3, 5.750%, 9/26/2035 (a)(i)	2,660,338	2,451,089
RCO Trust, Series 2018-VFS1, Class B1, 6.547%, 12/26/2053 (a)(i)	4,188,000	4,232,330
Residential Accredit Loans, Inc. Trust, Series 2005-QS7, Class A1, 5.500%, 6/25/2035	2,421,478	2,366,073
Residential Accredit Loans, Inc. Trust, Series 2005-QS11, Class A2, 0.672% (1 Month LIBOR USD + 0.500%), 7/25/2035 (c)	381,895	306,220
Residential Accredit Loans, Inc. Trust, Series 2005-QA7, Class A22, 3.659%, 7/25/2035 (i)	2,087,935	2,026,746
Residential Accredit Loans, Inc. Trust, Series 2005-QA8, Class CB21, 3.936%, 7/25/2035 (i)	368,989	305,165
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A10, 1.522% (1 Month LIBOR USD + 1.350%), 8/25/2035 (c)	4,724,789	4,058,221
Residential Accredit Loans, Inc. Trust, Series 2005-QS10, Class 3A3, 5.500%, 8/25/2035	1,120,225	1,020,569
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class AP, 0.000%, 9/25/2035 (d)(f)	313,438	186,580
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 2A1, 0.872% (1 Month LIBOR USD + 0.700%), 9/25/2035 (c)	3,393,405	2,772,796
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 1A6, 5.500%, 9/25/2035	767,060	749,546
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	6,770,983	4,870,416
Residential Accredit Loans, Inc. Trust, Series 2005-QS15, Class 3A, 6.000%, 10/25/2035	3,814,895	3,865,591
Residential Accredit Loans, Inc. Trust, Series 2005-QS16, Class A1, 0.872% (1 Month LIBOR USD + 0.700%), 11/25/2035 (c)	747,088	596,860
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class AP, 0.000%, 12/25/2035 (d)(f)	631,083	428,638
Residential Accredit Loans, Inc. Trust, Series 2005-QA13, Class 2A1, 4.437%, 12/25/2035 (i)	5,653,649	5,307,725
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A10, 6.000%, 12/25/2035	4,725,911	4,618,217
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A1, 6.000%, 12/25/2035	3,418,454	3,326,956
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A17, 0.652% (1 Month LIBOR USD + 0.480%), 2/25/2036 (c)	5,054,836	3,575,164

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A2, 0.672% (1 Month LIBOR USD + 0.500%), 2/25/2036 (c)	$656,892	$492,789
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A10, 0.672% (1 Month LIBOR USD + 0.500%), 2/25/2036 (c)	3,512,759	2,631,098
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A14, 0.872% (1 Month LIBOR USD + 0.700%), 2/25/2036 (c)	8,327,412	6,339,118
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A5, 1.172% (1 Month LIBOR USD + 1.000%), 2/25/2036 (c)	1,108,482	854,783
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036	4,510,803	4,133,686
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A4, 5.500%, 2/25/2036	1,243,042	1,190,811
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 2AP, 0.000%, 3/25/2036 (d)(f)	761,106	472,690
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A8, 0.572% (1 Month LIBOR USD + 0.400%), 3/25/2036 (c)	2,596,598	2,004,530
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A1, 0.872% (1 Month LIBOR USD + 0.700%), 3/25/2036 (c)	4,812,851	3,770,619
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A10, 6.000%, 3/25/2036	293,767	286,673
Residential Accredit Loans, Inc. Trust, Series 2006-QA3, Class A2, 0.472% (1 Month LIBOR USD + 0.300%), 4/25/2036 (c)	24,042,344	22,260,229
Residential Accredit Loans, Inc. Trust, Series 2006-QS4, Class A2, 6.000%, 4/25/2036	2,032,518	1,940,841
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class AP, 0.000%, 5/25/2036 (f)	171,215	115,888
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A9, 6.000%, 5/25/2036	2,281,476	2,148,051
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A1, 6.000%, 5/25/2036	1,596,855	1,505,473
Residential Accredit Loans, Inc. Trust, Series 2006-QS7, Class A3, 6.000%, 6/25/2036	1,741,368	1,645,727
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 2AP, 0.000%, 7/25/2036 (f)	47,114	17,798
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1AP, 0.000%, 7/25/2036 (f)	63,831	42,467
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A1, 0.352% (1 Month LIBOR USD + 0.180%), 7/25/2036 (c)	148,873	89,284
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A2, 0.352% (1 Month LIBOR USD + 0.180%), 7/25/2036 (c)	8,049,541	5,154,612
Residential Accredit Loans, Inc. Trust, Series 2006-QA6, Class A3, 0.362% (1 Month LIBOR USD + 0.190%), 7/25/2036 (c)	2,474,715	2,310,721
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A8, 0.822% (1 Month LIBOR USD + 0.650%), 7/25/2036 (c)	1,714,789	1,227,142
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A10, 6.500%, 7/25/2036	2,466,194	2,371,786
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 2A1, 0.357% (1 Month LIBOR USD + 0.185%), 8/25/2036 (c)	8,791,583	8,419,532
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 1A1, 0.362% (1 Month LIBOR USD + 0.190%), 8/25/2036 (c)	12,689,140	12,101,252
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	2,268,106	2,131,988
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A15, 6.000%, 8/25/2036	424,421	391,795
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A2, 6.000%, 8/25/2036	3,568,702	3,183,114
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A8, 6.000%, 8/25/2036	3,555,496	3,271,849
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A1, 6.000%, 8/25/2036	3,091,243	2,927,537
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	3,027,196	2,882,717
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A2, 6.000%, 8/25/2036	1,413,748	1,330,605
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A10, 6.000%, 8/25/2036	325,149	301,135
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A1, 6.500%, 8/25/2036	5,062,125	4,770,861
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class AP, 0.000%, 9/25/2036 (f)	188,215	128,334

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Residential Accredit Loans, Inc. Trust, Series 2006-QA8, Class A2, 0.352% (1 Month LIBOR USD + 0.180%), 9/25/2036 (c)	$686,036	$557,219
Residential Accredit Loans, Inc. Trust, Series 2006-QA8, Class A1, 0.362% (1 Month LIBOR USD + 0.190%), 9/25/2036 (c)	1,097,007	1,038,015
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A7, 0.822% (1 Month LIBOR USD + 0.650%), 9/25/2036 (c)	4,796,940	3,565,167
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A18, 5.750%, 9/25/2036	489,696	457,411
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A4, 6.000%, 9/25/2036	4,945,797	4,686,262
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class AP, 0.000%, 10/25/2036 (f)	201,186	115,851
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A5, 6.500%, 10/25/2036	1,793,154	1,746,297
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A1, 6.500%, 10/25/2036	25,274,341	24,683,983
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class AP, 0.000%, 11/25/2036 (f)	174,708	95,456
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A15, 0.472% (1 Month LIBOR USD + 0.300%), 11/25/2036 (c)	2,570,388	1,734,235
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A1, 0.572% (1 Month LIBOR USD + 0.400%), 11/25/2036 (c)	17,920,301	13,862,303
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A3, 6.000% (1 Month LIBOR USD + 0.550%), 11/25/2036 (c)	12,517,905	10,942,101
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A13, 6.500%, 11/25/2036	1,349,335	1,260,841
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A1, 6.500%, 11/25/2036	1,177,015	1,098,259
Residential Accredit Loans, Inc. Trust, Series 2006-QA11, Class A1, 0.342% (1 Month LIBOR USD + 0.170%), 12/25/2036 (c)	1,764,895	1,601,877
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A2, 0.352% (1 Month LIBOR USD + 0.180%), 12/25/2036 (c)	799,204	760,030
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A1, 0.357% (1 Month LIBOR USD + 0.185%), 12/25/2036 (c)	10,548,312	10,010,813
Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 2A1, 0.622% (1 Month LIBOR USD + 0.450%), 12/25/2036 (c)	8,314,604	5,052,727
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A6, 6.250%, 12/25/2036	8,016,173	7,594,626
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2AP, 0.000%, 1/25/2037 (d)(f)	1,254,855	739,335
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1AP, 0.000%, 1/25/2037 (f)	136,984	80,720
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A4, 0.722% (1 Month LIBOR USD + 0.550%), 1/25/2037 (c)	14,674,829	10,674,617
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1A5, 0.722% (1 Month LIBOR USD + 0.550%), 1/25/2037 (c)	10,458,025	7,781,816
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A10, 6.000%, 1/25/2037	2,577,778	2,310,416
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AP, 0.000%, 2/25/2037 (d)(f)	642,634	345,813
Residential Accredit Loans, Inc. Trust, Series 2007-QA2, Class A3, 0.322% (1 Month LIBOR USD + 0.150%), 2/25/2037 (c)	8,377,751	7,868,493
Residential Accredit Loans, Inc. Trust, Series 2007-QH1, Class A1, 0.332% (1 Month LIBOR USD + 0.160%), 2/25/2037 (c)	9,830,366	9,271,736
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class A2, 6.000%, 2/25/2037 (j)	16,968,473	15,630,221
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 4A3, 0.000%, 3/25/2037 (d)(f)	653,853	70,946
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class AP, 0.000%, 3/25/2037 (d)(f)	465,328	266,157
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A7, 0.000%, 3/25/2037 (f)	296,467	157,736
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A1, 5.500%, 3/25/2037	579,218	518,135
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class AP, 0.000%, 4/25/2037 (d)(f)	723,258	391,182

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A1, 0.502% (1 Month LIBOR USD + 0.330%), 4/25/2037 (c)	$5,309,542	$3,959,230
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A29, 6.000%, 4/25/2037	1,897,045	1,804,431
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A1, 0.272% (1 Month LIBOR USD + 0.100%), 5/25/2037 (c)	5,906,596	5,436,750
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A3, 0.362% (1 Month LIBOR USD + 0.190%), 5/25/2037 (c)(j)	17,914,174	16,697,390
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 1A7, 0.722% (1 Month LIBOR USD + 0.550%), 5/25/2037 (c)	840,736	644,814
Residential Accredit Loans, Inc. Trust, Series 2007-QS8, Class A13, 6.000%, 6/25/2037	976,790	954,585
Residential Accredit Loans, Inc. Trust, Series 2007-QS9, Class AP, 0.000%, 7/25/2037 (d)(f)	1,444,365	721,199
Residential Accredit Loans, Inc. Trust, Series 2007-QH6, Class A1, 0.362% (1 Month LIBOR USD + 0.190%), 7/25/2037 (c)	10,801,001	10,287,597
Residential Accredit Loans, Inc. Trust, Series 2007-QH9, Class A1, 2.572%, 11/25/2037 (i)	3,758,986	3,434,619
Residential Accredit Loans, Inc. Trust, Series 2006-QO9, Class 1A3A, 0.372% (1 Month LIBOR USD + 0.200%), 12/25/2046 (c)(j)	25,037,810	20,866,536
Residential Accredit Loans, Inc. Trust, Series 2007-QO4, Class A1A, 0.362% (1 Month LIBOR USD + 0.190%), 5/25/2047 (c)	1,936,779	1,859,246
Residential Accredit Loans, Inc. Trust, Series 2007-QO5, Class A, 2.882% (12 Month US Treasury Average + 1.560%), 8/25/2047 (c)	27,018,782	9,173,201
Residential Asset Securitization Trust, Series 2007-A8, Class 3A1, 6.212%, 8/25/2022 (i)	803,428	691,145
Residential Asset Securitization Trust, Series 2005-A3, Class AX, 0.324%, 4/25/2035 (d)(i)(o)	21,194,530	323,768
Residential Asset Securitization Trust, Series 2005-A4, Class A1, 0.622% (1 Month LIBOR USD + 0.450%), 4/25/2035 (c)	3,706,289	2,623,122
Residential Asset Securitization Trust, Series 2005-A6CB, Class A1, 5.500%, 6/25/2035	4,306,094	3,825,555
Residential Asset Securitization Trust, Series 2005-A6CB, Class A2, 5.500%, 6/25/2035	4,623,347	4,398,195
Residential Asset Securitization Trust, Series 2005-A10, Class A3, 5.500%, 9/25/2035	5,304,534	4,391,327
Residential Asset Securitization Trust, Series 2005-A10, Class A4, 5.500%, 9/25/2035	1,444,494	1,155,210
Residential Asset Securitization Trust, Series 2005-A11, Class PO, 0.000%, 10/25/2035 (d)(f)	866,205	570,355
Residential Asset Securitization Trust, Series 2005-A11, Class 1A1, 0.622% (1 Month LIBOR USD + 0.450%), 10/25/2035 (c)	2,659,450	1,969,948
Residential Asset Securitization Trust, Series 2005-A11, Class 1A3, 5.500%, 10/25/2035	2,382,865	2,234,984
Residential Asset Securitization Trust, Series 2005-A12, Class A10, 0.622% (1 Month LIBOR USD + 0.450%), 11/25/2035 (c)	1,227,728	784,190
Residential Asset Securitization Trust, Series 2005-A12, Class A6, 0.672% (1 Month LIBOR USD + 0.500%), 11/25/2035 (c)	6,165,031	3,751,397
Residential Asset Securitization Trust, Series 2005-A14, Class A3, 5.500%, 12/25/2035	809,123	653,264
Residential Asset Securitization Trust, Series 2006-A2, Class A5, 0.872% (1 Month LIBOR USD + 0.700%), 5/25/2036 (c)	2,137,163	891,353
Residential Asset Securitization Trust, Series 2006-A4, Class 2A1, 0.872% (1 Month LIBOR USD + 0.700%), 5/25/2036 (c)	1,097,123	960,837
Residential Asset Securitization Trust, Series 2006-A7CB, Class 3A1, 6.500%, 7/25/2036	7,446,163	4,240,061
Residential Asset Securitization Trust, Series 2006-A8, Class 2A3, 6.000%, 8/25/2036	6,447,738	3,484,583
Residential Asset Securitization Trust, Series 2006-A8, Class 2A1, 6.500%, 8/25/2036	1,675,456	930,976
Residential Asset Securitization Trust, Series 2006-A8, Class 2A4, 6.500%, 8/25/2036	10,590,885	6,258,143
Residential Asset Securitization Trust, Series 2006-A8, Class 2A2, 6.750%, 8/25/2036	10,663,448	6,455,417
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A4, 6.000%, 12/25/2036	3,180,948	1,755,696

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Residential Asset Securitization Trust, Series 2006-A16, Class 2A1, 6.000%, 2/25/2037	$8,734,320	$4,290,473
Residential Asset Securitization Trust, Series 2006-A16, Class 2A3, 6.609%, 2/25/2037 (i)	23,389,642	13,570,039
Residential Asset Securitization Trust, Series 2007-A6, Class 1A4, 6.000%, 6/25/2037	2,780,182	2,388,079
Residential Asset Securitization Trust, Series 2007-A7, Class A6, 6.000%, 7/25/2037	3,443,025	2,215,156
Residential Funding Mortgage Securities Trust, Series 2005-S7, Class AP, 0.000%, 11/25/2035 (f)	86,653	64,286
Residential Funding Mortgage Securities Trust, Series 2006-SA1, Class 1A1, 4.268%, 2/25/2036 (i)	1,258,146	1,164,021
Residential Funding Mortgage Securities Trust, Series 2006-S4, Class AP, 0.000%, 4/25/2036 (f)	179,924	144,213
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A4, 0.000%, 6/25/2036 (f)	64,892	42,765
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A9, 6.000%, 6/25/2036	1,255,027	1,236,794
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A12, 6.000%, 6/25/2036	966,913	975,082
Residential Funding Mortgage Securities Trust, Series 2006-S7, Class A7, 6.250%, 8/25/2036	92,919	90,145
Residential Funding Mortgage Securities Trust, Series 2006-S9, Class A4, 5.750%, 9/25/2036	6,832,435	6,588,407
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1AP, 0.000%, 10/25/2036 (f)	44,245	28,314
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1A3, 6.000%, 10/25/2036	769,645	751,497
Residential Funding Mortgage Securities Trust, Series 2006-S11, Class AP, 0.000%, 11/25/2036 (f)	71,861	45,930
Residential Funding Mortgage Securities Trust, Series 2006-SA4, Class 2A1, 5.131%, 11/25/2036 (i)	1,711,997	1,632,434
Residential Funding Mortgage Securities Trust, Series 2007-S1, Class A7, 6.000%, 1/25/2037	2,345,563	2,272,273
Residential Funding Mortgage Securities Trust, Series 2007-S5, Class AP, 0.000%, 5/25/2037 (d)(f)	365,724	261,159
Residential Mortgage Loan Trust, Series 2019-1, Class B2, 6.500%, 10/25/2058 (a)(i)	4,201,500	4,162,149
Residential Mortgage Loan Trust, Series 2019-2, Class A3, 3.220%, 5/25/2059 (a)(i)	10,084,614	10,229,267
Residential Mortgage Loan Trust, Series 2019-2, Class M1, 3.862%, 5/25/2059 (a)(i)	11,924,000	12,211,166
Residential Mortgage Loan Trust, Series 2019-2, Class B1, 4.713%, 5/25/2059 (a)(i)	12,400,000	12,393,143
Residential Mortgage Loan Trust, Series 2019-2, Class B2, 6.037%, 5/25/2059 (a)(i)	5,369,500	5,270,078
Residential Mortgage Loan Trust, Series 2019-3, Class B1, 4.217%, 9/25/2059 (a)(i)	2,375,000	2,305,636
Residential Mortgage Loan Trust, Series 2019-3, Class B2, 5.664%, 9/25/2059 (a)(i)	4,000,000	3,870,900
Residential Mortgage Loan Trust, Series 2020-1, Class B1, 3.946%, 1/25/2060 (a)(i)	650,000	628,167
Residential Mortgage Loan Trust, Series 2020-1, Class B2, 4.665%, 1/25/2060 (a)(i)	1,075,000	943,312
Residential Mortgage Loan Trust, Series 2020-2, Class B2, 5.400%, 5/25/2060 (a)(i)	2,461,000	2,278,372
Saluda Grade Alterative Mortgage Trust, Series 2020-Pac1, Class A2, 7.000%, 8/25/2027 (a)	15,000,000	14,999,685
Sequoia Mortgage Trust, Series 2004-4, Class A, 1.645% (6 Month LIBOR USD + 0.520%), 5/20/2034 (c)	1,212,403	1,164,955
Sequoia Mortgage Trust, Series 2004-7, Class A3B, 2.815% (6 Month LIBOR USD + 1.100%), 8/20/2034 (c)	61,237	59,768
Sequoia Mortgage Trust, Series 2005-2, Class XA, 1.134%, 3/20/2035 (d)(i)(o)	8,258,561	111,738
Sequoia Mortgage Trust, Series 2007-2, Class 2AA1, 3.647%, 1/20/2038 (i)	501,669	480,586

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Sequoia Mortgage Trust, Series 2014-3, Class AI01, 0.250%, 10/25/2044 (a)(d)(o)	$3,741,218	$27,909
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 3.277%, 10/20/2046 (i)	3,698,986	3,429,252
SG Residential Mortgage Trust, Series 2018-1, Class A3, 3.735%, 4/25/2048 (a)(i)	534,995	535,639
SG Residential Mortgage Trust, Series 2018-1, Class M1, 4.330%, 4/25/2048 (a)(i)	6,571,715	6,575,323
SG Residential Mortgage Trust, Series 2018-1, Class B1, 4.630%, 4/25/2048 (a)(i)	5,525,000	5,416,019
SG Residential Mortgage Trust, Series 2019-3, Class M1, 3.526%, 9/25/2059 (a)(i)	7,800,000	7,779,977
Spruce Hill Mortgage Loan Trust, Series 2019-SH1, Class B1, 4.992%, 4/29/2049 (a)(i)	9,500,000	9,329,988
Spruce Hill Mortgage Loan Trust, Series 2019-SH1, Class B2, 6.176%, 4/29/2049 (a)(i)	5,500,000	5,383,125
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class B1, 3.827%, 1/25/2050 (a)(i)	3,000,000	2,812,500
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class B2, 4.676%, 1/25/2050 (a)(i)	3,000,000	2,722,500
STACR Trust, Series 2018-HRP2, Class M3, 2.572% (1 Month LIBOR USD + 2.400%), 2/25/2047 (a)(c)	8,750,000	8,103,865
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class M1, 4.589%, 3/25/2048 (a)(i)	6,400,000	6,467,578
Starwood Mortgage Residential Trust, Series 2018-IMC2, Class M1, 4.770%, 10/26/2048 (a)(i)	12,697,000	13,034,080
Starwood Mortgage Residential Trust, Series 2019-1, Class A1, 2.941%, 6/25/2049 (a)(i)	659,013	677,885
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A, 0.542% (1 Month LIBOR USD + 0.370%), 7/25/2034 (c)	106,552	104,738
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-4, Class 5A, 3.950%, 3/25/2035 (i)	1,004,452	1,045,300
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 3A1, 3.586%, 9/25/2035 (i)	3,444,906	3,194,878
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 4A1, 3.713%, 1/25/2036 (i)	944,493	916,795
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 1A2, 1.671% (1 Month LIBOR USD + 1.500%), 9/25/2037 (c)	1,334,657	1,294,330
Structured Asset Mortgage Investments II Trust, Series 2004-AR1, Class X, 1.866%, 3/19/2034 (d)(i)(o)	9,618,487	332,184
Structured Asset Mortgage Investments II Trust, Series 2004-AR7, Class X, 1.597%, 4/19/2035 (d)(i)(o)	12,027,424	309,357
Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 1X, 1.999%, 5/25/2045 (d)(i)(o)	15,438,145	630,926
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 3.523%, 3/25/2033 (i)	33,757	34,932
TBW Mortgage-Backed Trust Series, Series 2006-3, Class 2A1, 6.500%, 7/25/2036	3,859,992	2,668,752
Terwin Mortgage Trust, Series 2005-18AL, Class PX, 4.050%, 1/25/2037 (a)(d)(i)(o)	32,514,601	2,737,242
Verus Securitization Trust, Series 2018-INV1, Class B2, 5.648%, 3/25/2058 (a)(i)	6,700,000	6,535,535
Verus Securitization Trust, Series 2018-3, Class M1, 4.595%, 10/25/2058 (a)(i)	8,000,000	8,222,720
Verus Securitization Trust, Series 2019-INV1, Class A1, 3.402%, 12/25/2058 (a)(i)	236,252	246,494
Verus Securitization Trust, Series 2019-INV1, Class A2, 3.504%, 12/25/2058 (a)(i)	9,305,416	9,609,005
Verus Securitization Trust, Series 2019-INV1, Class B1, 4.991%, 12/25/2058 (a)	1,500,000	1,509,705
Verus Securitization Trust, Series 2019-2, Class M1, 3.781%, 5/25/2059 (a)(i)	13,000,000	13,188,357
Verus Securitization Trust, Series 2019-2, Class B1, 4.437%, 5/25/2059 (a)(i)	3,800,000	3,749,266
Verus Securitization Trust, Series 2019-3, Class B1, 4.043%, 7/25/2059 (a)(i)	6,400,000	6,280,365
Verus Securitization Trust, Series 2020-2, Class B1, 5.360%, 4/25/2060 (a)(i)	520,000	527,313
Visio Trust, Series 2019-1, Class B1, 5.080%, 6/25/2054 (a)(i)	1,000,000	1,001,225
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A1, 0.268% (1 Month LIBOR USD + 0.050%), 8/25/2036 (c)	5,912,905	3,524,422
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A2, 0.468% (1 Month LIBOR USD + 0.150%), 8/25/2036 (c)	28,840,070	17,098,008

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A3, 0.648% (1 Month LIBOR USD + 0.240%), 8/25/2036 (c)	$2,938,471	$1,764,937
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A1, 0.252% (1 Month LIBOR USD + 0.080%), 1/25/2037 (c)	9,320,057	5,888,123
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A2, 0.352% (1 Month LIBOR USD + 0.180%), 1/25/2037 (c)	3,192,884	2,033,998
Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE3, Class 1A, 0.327% (1 Month LIBOR USD + 0.155%), 8/25/2036 (c)	3,449,829	3,172,514
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR3, Class B1, 3.665%, 6/25/2034 (i)	1,135,478	1,158,156
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR16, Class 1A2, 3.737%, 12/25/2035 (i)	18,927,445	18,906,303
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR18, Class 1A2, 3.700%, 1/25/2036 (i)(j)	19,640,687	20,311,691
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR10, Class 1A1, 3.696%, 9/25/2036 (i)	2,259,591	2,116,726
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1A4, 3.694%, 10/25/2036 (i)	4,989,160	5,149,607
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR14, Class 2A3, 3.210%, 11/25/2036 (i)	1,076,891	1,042,865
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 3A1, 3.198%, 1/25/2037 (i)	610,211	592,602
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 1A1, 3.133%, 6/25/2037 (i)	3,025,757	3,003,475
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR10, Class X, 2.406%, 7/25/2044 (d)(i)(o)	19,261,242	976,526
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR19, Class A1B2, 0.582% (1 Month LIBOR USD + 0.410%), 12/25/2045 (c)	96,922	98,299
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR1, Class 2A1A, 2.392% (12 Month US Treasury Average + 1.070%), 1/25/2046 (c)	1,443,334	1,424,476
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR9, Class 2XPP, 1.000%, 8/25/2046 (d)(i)(o)	8,191,963	282,565
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR17, Class 1A, 2.324% (12 Month US Treasury Average + 0.820%), 12/25/2046 (c)	11,237,519	9,433,953
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2003-MS7, Class P, 0.000%, 3/25/2033 (f)	945	752
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB9, 0.572% (1 Month LIBOR USD + 0.400%), 6/25/2035 (c)	126,385	103,290
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-9, Class 5A3, 1.522% (1 Month LIBOR USD + 1.350%), 11/25/2035 (c)	2,644,667	1,923,043
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-AR1, Class A1A, 0.432% (1 Month LIBOR USD + 0.260%), 12/25/2035 (c)	4,154,676	4,021,091
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-10, Class 4CB3, 0.772% (1 Month LIBOR USD + 0.600%), 12/25/2035 (c)	2,940,367	2,442,813
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-1, Class 2XB1, 7.000%, 2/25/2036	5,103,194	4,574,891
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR10, Class A2A, 0.342% (1 Month LIBOR USD + 0.170%), 12/25/2036 (c)	14,179,408	13,027,672

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A1, 0.262% (1 Month LIBOR USD + 0.090%), 2/25/2037 (c)	$9,732,229	$6,800,122
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A3A, 0.402% (1 Month LIBOR USD + 0.230%), 2/25/2037 (c)(j)	7,213,967	6,087,282
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-3, Class A19, 6.000%, 4/25/2037 (j)	8,751,087	8,738,704
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 3X1, 0.569%, 10/25/2046 (d)(i)(o)	18,158,741	660,942
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR9, Class 1A, 2.152% (12 Month US Treasury Average + 0.830%), 11/25/2046 (c)	7,360,571	6,500,025
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 2A, 2.072% (12 Month US Treasury Average + 0.750%), 2/25/2047 (c)	17,566,473	16,353,157
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 5A, 2.005% (11th District Cost of Funds Index + 1.250%), 4/25/2047 (c)	4,914,669	4,500,171
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A1, 6.500%, 7/25/2037	2,776,456	2,579,175
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A3, 6.500%, 7/25/2037	3,045,765	2,829,348
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR1, Class 2A5, 4.075%, 3/25/2036 (i)	1,024,071	898,774
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A1, 3.318%, 8/25/2036 (i)	284,784	276,573
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 1A1, 3.616%, 9/25/2036 (i)	598,814	588,938
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13, Class A2, 3.783%, 9/25/2036 (i)	291,152	276,704
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A3, 4.396%, 10/25/2036 (i)	1,016,282	991,571
Wells Fargo Mortgage Backed Securities Trust, Series 2007-15, Class A1, 6.000%, 11/25/2037	1,146,569	1,162,312
Wells Fargo Mortgage Backed Securities Trust, Series 2007-17, Class APO, 0.000%, 1/25/2038 (f)	47,359	34,310
Wells Fargo Mortgage Backed Securities Trust, Series 2019-4, Class B2, 3.575%, 9/25/2049 (a)(i)	9,268,765	8,246,402
Wells Fargo Mortgage Backed Securities Trust, Series 2020-2, Class A3, 3.000%, 2/25/2050 (a)(i)	1,932,228	1,979,129
Wells Fargo Mortgage Loan Trust, Series 2010-RR2, Class 1A4, 3.799%, 9/27/2035 (a)(i)	6,418,275	5,797,949

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost – $4,241,826,959)		4,117,193,163

Residential Mortgage-Backed Securities – U.S. Government Agency – 2.96%
Federal Home Loan Mortgage Corp., Series 2014-DN1, Class M3, 4.672% (1 Month LIBOR USD + 4.500%), 2/26/2024 (c)	5,000,000	3,854,815
Federal Home Loan Mortgage Corp., Series 2015-DN1, Class M3, 4.322% (1 Month LIBOR USD + 4.150%), 1/27/2025 (c)	1,730,547	1,739,209
Federal Home Loan Mortgage Corp., Series 2018-HQA2, Class M2, 2.472% (1 Month LIBOR USD + 2.300%), 10/26/2048 (a)(c)	2,654,080	2,504,597
Federal Home Loan Mortgage Corp., Series 2019-DNA2, Class M2, 2.622% (1 Month LIBOR USD + 2.450%), 3/25/2049 (a)(c)	7,822,894	7,597,697
Federal Home Loan Mortgage Corp., Series 2019-HQA2, Class M2, 2.222% (1 Month LIBOR USD + 2.050%), 4/26/2049 (a)(c)	4,951,423	4,762,407

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – U.S. Government Agency – (continued)
Federal Home Loan Mortgage Corp., Series 2019-DNA3, Class M2, 2.222% (1 Month LIBOR USD + 2.050%), 7/26/2049 (a)(c)	$137,020	$131,124
Federal Home Loan Mortgage Corp., Series 2019-HQA3, Class M2, 2.022% (1 Month LIBOR USD + 1.850%), 9/27/2049 (a)(c)	4,609,971	4,419,565
Federal Home Loan Mortgage Corp., Series 2019-HQA3, Class B1, 3.172% (1 Month LIBOR USD + 3.000%), 9/27/2049 (a)(c)	3,000,000	2,716,725
Federal Home Loan Mortgage Corp., Series 2019-DNA4, Class M2, 2.122% (1 Month LIBOR USD + 1.950%), 10/25/2049 (a)(c)	4,326,418	4,239,773
Federal Home Loan Mortgage Corp., Series 2019-HQA4, Class M2, 2.222% (1 Month LIBOR USD + 2.050%), 11/26/2049 (a)(c)	9,667,018	9,473,416
Federal Home Loan Mortgage Corp., Series 2020-DNA1, Class M2, 1.872% (1 Month LIBOR USD + 1.700%), 1/25/2050 (a)(c)	4,500,000	4,300,056
Federal Home Loan Mortgage Corp., Series 2020-HQA1, Class M2, 2.072% (1 Month LIBOR USD + 1.900%), 1/25/2050 (a)(c)	15,000,000	14,117,625
Federal Home Loan Mortgage Corp., Series 2020-DNA2, Class M2, 2.022% (1 Month LIBOR USD + 1.850%), 2/25/2050 (a)(c)	10,123,783	9,585,269
Federal Home Loan Mortgage Corp., Series 2020-DNA2, Class B1, 2.672% (1 Month LIBOR USD + 2.500%), 2/25/2050 (a)(c)	3,800,000	3,218,862
Federal Home Loan Mortgage Corp., Series 2020-HQA2, Class M1, 1.272% (1 Month LIBOR USD + 1.100%), 3/25/2050 (a)(c)	1,067,911	1,068,925
Federal Home Loan Mortgage Corp., Series 2020-HQA2, Class M2, 3.272% (1 Month LIBOR USD + 3.100%), 3/25/2050 (a)(c)	5,000,000	4,796,810
Federal Home Loan Mortgage Corp., Series 2020-DNA3, Class M1, 1.672% (1 Month LIBOR USD + 1.500%), 6/27/2050 (a)(c)	7,000,000	7,008,750
Federal National Mortgage Association, Series 2015-C03, Class 1M2, 5.172% (1 Month LIBOR USD + 5.000%), 7/25/2025 (c)	2,394,035	2,426,992
Federal National Mortgage Association, Series 2017-C04, Class 2M2, 3.022% (1 Month LIBOR USD + 2.850%), 11/26/2029 (c)	7,266,040	7,031,405
Federal National Mortgage Association, Series 2017-C06, Class 2M2, 2.972% (1 Month LIBOR USD + 2.800%), 2/25/2030 (c)	1,195,896	1,165,959
Federal National Mortgage Association, Series 2017-C07, Class 2M2, 2.672% (1 Month LIBOR USD + 2.500%), 5/28/2030 (c)	3,502,137	3,395,843
Federal National Mortgage Association, Series 2018-C04, Class 2M2, 2.722% (1 Month LIBOR USD + 2.550%), 12/26/2030 (c)	1,719,484	1,654,921
Federal National Mortgage Association, Series 2019-R01, Class 2M2, 2.622% (1 Month LIBOR USD + 2.450%), 7/25/2031 (a)(c)	11,074,662	10,894,456
Federal National Mortgage Association, Series 2019-R02, Class 1M2, 2.472% (1 Month LIBOR USD + 2.300%), 8/25/2031 (a)(c)	7,545,471	7,456,925
Federal National Mortgage Association, Series 2019-R04, Class 2M2, 2.272% (1 Month LIBOR USD + 2.100%), 6/27/2039 (a)(c)	22,442,407	22,147,446
Federal National Mortgage Association, Series 2019-R05, Class 1M2, 2.172% (1 Month LIBOR USD + 2.000%), 7/25/2039 (a)(c)	7,643,061	7,528,262
Federal National Mortgage Association, Series 2019-R07, Class 1M2, 2.272% (1 Month LIBOR USD + 2.100%), 10/25/2039 (a)(c)	10,008,500	9,789,274
Federal National Mortgage Association, Series 2020-R01, Class 1M2, 2.222% (1 Month LIBOR USD + 2.050%), 1/25/2040 (a)(c)	11,628,384	10,827,921
Federal National Mortgage Association, Series 2020-R02, Class 2B1, 3.172% (1 Month LIBOR USD + 3.000%), 1/25/2040 (a)(c)	11,017,089	7,846,922

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost – $182,829,363)		177,701,951

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Whole Loans – 2.07%
25-30 Year 6 Month Prime ARM, 4.990% to 8.024%, 7/1/2044 to 11/1/2049	$1,267,473	$1,131,737
Agnecy High Balance Residential Mortgages, 4.500% to 5.125%, 5/24/2048 to 6/27/2048	2,340,248	2,390,096
Agency High Balance Residential Mortgages, 4.125% to 5.125%, 9/15/2036 to 12/10/2037 (d)	3,703,568	3,588,249
PPMF Transitional Bridge, 11.000%, 05/01/2021 (d)	1,500,000	1,455,780
Residential Second Lien Mortgages, 4.789% to 11.549%, 9/1/2023 to 3/1/2050 (d)	105,096,904	104,998,089
Savannah Grand, 6.900%, 2/6/2022	4,600,000	4,436,619
Valley Oaks Nursing Home Commercial Loans, 7.500%, 8/6/2021	6,500,000	6,390,635

TOTAL WHOLE LOANS (Cost – $129,246,646)		124,391,205

Short-Term Investments – 1.44%	Shares
Money Market Funds – 1.44%
Fidelity Institutional Money Market Government Portfolio, Institutional Class 0.050% (q)	86,685,409	86,685,409

TOTAL SHORT-TERM INVESTMENTS (Cost – $86,685,409)		86,685,409

TOTAL INVESTMENTS – 102.90% (Cost – $6,357,665,425)		6,187,423,016

Liabilities in Excess of Other Assets – (2.90%)		(174,192,014)

NET ASSETS – 100.00%		$6,013,231,002

LIBOR London Inter-Bank Offered Rate

SOFR Secured Overnight Financing Rate

(a)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2020, the value of these securities amounted to $2,668,539,325 or 44.38% of net assets.

(b)	Security issued on a when-issued basis. On July 31, 2020, the total value of investments purchased on a when-issued basis was $30,006,532 or 0.50% of net assets.
(c)

Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of July 31, 2020.

(d)	Illiquid security. At July 31, 2020, the value of these securities amounted to $482,573,245 or 8.03% of net assets.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of July 31, 2020.
(f)	Principal only security.
(g)	See Note 5 to the Financial Statements.
(h)	Variable rate security. The coupon is based on an underlying pool of community bank subordinated debt. The rate reported is the rate in effect as of July 31, 2020.
(i)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of July 31, 2020.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

(j)	All or a portion of the security has been pledged as collateral in connection with open credit agreements. At July 31, 2020, the value of securities pledged amounted to $708,446,698.
(k)

Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. At July 31, 2020, the value of securities pledged amounted to $4,233,265 or 0.07% of net assets.

(l)	As of July 31, 2020, the Fund has fair valued these securities. The value of these securities amounted to $3,734,517 or 0.06% of net assets. Value determined using significant unobservable inputs.
(m)	Non-income producing security. Item identified as in default as to the payment of interest.
(n)	Auction rate security. Rate disclosed is the rate in effect as of July 31, 2020.
(o)	Interest only security.
(p)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(q)	Rate disclosed is the seven day yield as of July 31, 2020.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Fund

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Value
Collateralized Debt Obligations – 12.61%
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (a)(b)	$3,725,000	$3,742,359
Financial Institution Note Securitization Ltd., Series 2015-1, 11.660%, 7/30/2026 (a)(b)(c)(d)	6,666,000	6,232,710
Financial Institution Note Securitization Ltd., Series 2019-1A, Class A, 3.900%, 7/17/2034 (a)(c)	2,000,000	2,005,000
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class A1, 1.633% (3 Month LIBOR USD + 1.360%), 10/12/2038 (a)(d)(e)	1,670,757	1,553,804
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class B, 4.313% (3 Month LIBOR USD + 4.040%), 10/12/2038 (a)(d)(e)	1,000,000	920,000
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A1, 2.118% (3 Month LIBOR USD + 1.760%), 5/23/2039 (a)(d)(e)	1,932,051	1,835,448
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A2, 2.808% (3 Month LIBOR USD + 2.450%), 5/23/2039 (a)(d)(e)	2,000,000	1,890,000

TOTAL COLLATERALIZED DEBT OBLIGATIONS (Cost – $18,940,718)		18,179,321

Common Stocks – 1.56%	Shares
Financial – 1.56%
AmeriServ Financial, Inc.	52,700	151,249
Arrow Financial Corp.	1,300	35,490
Atlantic Capital Bancshares, Inc. (f)	6,100	61,000
Central Valley Community Bancorp	10,422	136,945
Chemung Financial Corp.	400	10,804
Codorus Valley Bancorp, Inc.	9,292	109,181
Community Financial Corp.	11,340	255,377
Community West Bancshares	27,976	225,487
Eagle Bancorp Montana, Inc.	14,831	229,139
ESSA Bancorp, Inc.	4,100	51,660
Financial Institutions, Inc.	8,594	126,933
First Bank	12,378	80,828
First United Corp.	4,300	46,483
Greene County Bancorp, Inc.	14,200	305,726
Hingham Institution for Savings	1,800	316,800
Pathfinder Bancorp, Inc.	4,100	38,130
Summit Financial Group, Inc.	3,939	59,243

TOTAL COMMON STOCKS (Cost – $3,204,287)		2,240,475

Corporate Obligations – 83.01%	Principal Amount
Financial – 83.01%
Allegiance Bancshares, Inc., 4.700% (3 Month LIBOR USD + 3.130%), 10/1/2029 (e)	$1,000,000	976,973
Allegiance Bank, 5.250% (3 Month LIBOR USD + 3.030%), 12/15/2027 (a)(e)	1,000,000	1,041,965
Ameris Bancorp, 5.750% (3 Month LIBOR USD + 3.616%), 3/15/2027 (e)	2,960,000	3,044,254
Arbor Realty Trust, Inc., 5.750%, 4/1/2024 (a)	2,000,000	1,974,787
Arbor Realty Trust, Inc., 4.500%, 3/15/2027 (a)	4,000,000	3,543,997
Banc of California, Inc., 5.250%, 4/15/2025	3,000,000	3,088,321
Beal Trust I, 3.943% (6 Month LIBOR USD + 3.625%), 7/30/2037 (d)(e)(g)	2,000	1,700,000

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Fund

Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Financial – (continued)
Business Development Corp. of America, 4.750%, 12/30/2022 (a)	$2,000,000	$1,802,494
Byline Bancorp, Inc., 6.000% (SOFR + 5.880%), 7/1/2030 (e)	1,000,000	998,439
Cadence BanCorp, 4.750% (3 Month LIBOR USD + 3.030%), 6/30/2029 (e)	2,500,000	2,112,269
ConnectOne Bancorp, Inc., 5.200% (3 Month LIBOR USD + 2.840%), 2/1/2028 (e)	1,950,000	1,949,773
Cowen, Inc., 7.250%, 5/6/2024 (a)	1,000,000	1,019,719
Customers Bancorp, Inc., 4.500%, 9/25/2024	1,000,000	1,045,868
Dime Community Bancshares, Inc., 4.500% (3 Month LIBOR USD + 2.660%), 6/15/2027 (e)	650,000	654,887
Equity Bancshares, Inc., 7.000% (SOFR + 6.880%), 6/30/2030 (a)(e)	1,000,000	1,006,195
FedNat Holding Co., 7.500%, 3/15/2029	2,500,000	2,533,900
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (e)	2,000,000	2,109,917
Fidelity Financial Corp., 5.750% (3 Month LIBOR USD + 3.910%), 9/30/2027 (a)(e)	3,000,000	3,128,239
Financial Institutions, Inc., 6.000% (3 Month LIBOR USD + 3.944%), 4/15/2030 (e)	1,500,000	1,516,070
First Bancshares, Inc., 6.400% (3 Month LIBOR USD + 3.390%), 5/1/2033 (e)	2,500,000	2,786,252
First Business Financial Services, Inc., 5.500% (3 Month LIBOR USD + 4.070%), 8/15/2029 (a)(e)	3,000,000	3,085,881
First Financial Bancorp, 5.250% (SOFR + 5.090%), 5/15/2030 (e)	1,000,000	1,011,281
First Horizon Bank, 5.750%, 5/1/2030	2,000,000	2,224,547
Firstsun Capital Bancorp, 6.000% (SOFR + 5.890%), 7/1/2030 (a)(e)	2,000,000	2,000,000
Hildene Collateral Management Co. LLC, 5.500%, 12/28/2042 (a)	1,671,531	1,810,050
Horizon Bancorp, Inc., 5.625% (SOFR + 5.490%), 7/1/2030 (e)	1,000,000	1,017,807
Independent Bank Corp., 4.750% (3 Month LIBOR USD + 2.190%), 3/15/2029 (a)(e)	1,500,000	1,585,103
Independent Bank Corp., 5.950% (SOFR + 5.825%), 5/31/2030 (a)(e)	750,000	755,868
Independent Bank Group, Inc., 5.000% (3 Month LIBOR USD + 2.830%), 12/31/2027 (e)	1,750,000	1,735,229
Investar Holding Corp., 6.000% (3 Month LIBOR USD + 3.945%), 3/30/2027 (e)	2,500,000	2,554,535
Jeff Davis Bancshares, Inc., 6.750% (3 Month LIBOR USD + 4.690%), 1/15/2027 (a)(e)	1,000,000	1,025,845
Kingstone Cos, Inc., 5.500%, 12/30/2022	4,350,000	4,566,980
Lakeland Bancorp, Inc., 5.125% (3 Month LIBOR USD + 3.970%), 9/30/2026 (e)	2,145,000	2,178,730
Level One Bancorp, Inc., 4.750% (SOFR + 3.110%), 12/18/2029 (e)	1,000,000	1,038,175
Limestone Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.950%), 7/31/2029 (a)(e)	1,000,000	992,346
Luther Burbank Corp., 6.500%, 9/30/2024 (a)	1,000,000	1,087,818
Malvern Bancorp, Inc., 6.125% (3 Month LIBOR USD + 4.145%), 2/15/2027 (e)	500,000	517,976
Marble Point Loan Financing Ltd. / MPLF Funding I LLC, 7.500%, 10/16/2025 (a)	3,500,000	3,504,160
Metropolitan Bancgroup, Inc., 6.500% (3 Month LIBOR USD + 5.545%), 7/1/2026 (a)(e)	1,000,000	1,025,472
Metropolitan Bank Holding Corp., 6.250% (3 Month LIBOR USD + 4.260%), 3/15/2027 (a)(e)	1,200,000	1,248,965
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (a)	1,000,000	1,010,964
National Bank of Indianapolis Corp., 5.500% (3 Month LIBOR USD + 4.209%), 9/15/2029 (a)(e)	2,000,000	2,103,376
NBT Bancorp, Inc., 5.000% (SOFR + 4.850%), 7/1/2030 (e)	1,000,000	1,009,118
New York Community Bancorp, Inc., 5.900% (3 Month LIBOR USD + 2.780%), 11/6/2028 (e)	2,000,000	1,954,861
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.355%), 3/16/2026 (e)	200,000	202,761
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.355%), 3/16/2026 (a)(e)	4,500,000	4,562,131
NexBank Capital, Inc., 6.375% (3 Month LIBOR USD + 4.585%), 9/30/2027 (a)(e)	2,500,000	2,596,621
Northpointe Bancshares, Inc., 6.000% (SOFR + 4.905%), 9/30/2029 (a)(e)	1,000,000	988,338
Origin Bank, 4.250% (3 Month LIBOR USD + 2.820%), 2/15/2030 (e)	1,000,000	978,614
Pacific Continental Corp., 5.875% (3 Month LIBOR USD + 4.715%), 6/30/2026 (e)	1,500,000	1,531,156
Peapack Gladstone Financial Corp., 4.750% (3 Month LIBOR USD + 2.540%), 12/15/2027 (e)	2,250,000	2,353,138
Preferred Bank, 6.000% (3 Month LIBOR USD + 4.673%), 6/15/2026 (e)	1,301,000	1,309,213
RBB Bancorp, 6.500% (3 Month LIBOR USD + 5.160%), 3/31/2026 (a)(e)	2,800,000	2,846,813
ReadyCap Holdings LLC, 7.500%, 2/15/2022 (a)	1,000,000	1,018,197

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Fund

Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Financial – (continued)
Reliant Bancorp, Inc., 5.125% (SOFR + 3.765%), 12/15/2029 (e)	$2,500,000	$2,527,282
Sandy Spring Bancorp, Inc., 4.250% (3 Month LIBOR USD + 2.620%), 11/15/2029 (e)	1,250,000	1,208,786
SmartFinancial, Inc., 5.625% (3 Month LIBOR USD + 2.550%), 10/2/2028 (a)(e)	1,250,000	1,267,387
Southern National Bancorp of Virginia, Inc., 5.875% (3 Month LIBOR USD + 3.950%), 1/31/2027 (a)(e)	1,000,000	1,037,849
Sterling Bancorp, 4.000% (SOFR + 2.530%), 12/30/2029 (e)	1,800,000	1,748,429
Sterling Bancorp, Inc., 7.000% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(e)	2,000,000	2,035,239
TCF National Bank, 4.125% (3 Month LIBOR USD + 2.375%), 7/2/2029 (e)	2,000,000	2,010,140
Texas State Bankshares, Inc., 5.750% (3 Month LIBOR USD + 3.550%), 6/15/2029 (a)(e)	2,000,000	2,118,749
Trinitas Capital Management LLC, 7.750%, 6/15/2023 (a)	3,000,000	3,116,977
United Insurance Holdings Corp., 6.250%, 12/15/2027	2,000,000	2,026,946
WT Holdings, Inc., 7.000%, 4/30/2023 (a)	1,500,000	1,530,735
Zais Group LLC, 7.000%, 11/15/2023 (a)	1,520,000	1,541,232

TOTAL CORPORATE OBLIGATIONS (Cost – $118,996,773)		119,636,139

Preferred Stocks – 0.63%	Shares
Financial – 0.63%
TriState Capital Holdings, Inc.	43,321	909,741

TOTAL PREFERRED STOCKS (Cost – $1,145,025)		909,741

Short-Term Investments – 1.71%
Mony Market Funds – 1.71%
Fidelity Institutional Money Market Government Portfolio, Institutional Class 0.050% (h)	2,470,741	2,470,741

TOTAL SHORT-TERM INVESTMENTS (Cost – $2,470,741)		2,470,741

TOTAL INVESTMENTS – 99.52% (Cost – $144,757,544)		143,436,417

Other Assets in Excess of Liabilities – 0.48%		697,662

NET ASSETS – 100.00%		$144,134,079

LIBOR London Inter-Bank Offered Rate

SOFR Secured Overnight Financing Rate

(a)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2020, the value of these securities amounted to $77,592,833 or 53.83% of net assets.

(b)	See Note 5 to the Financial Statements.
(c)	Variable rate security. The coupon is based on an underlying pool of community bank subordinated debt. The rate reported is the rate in effect as of July 31, 2020.
(d)	Illiquid security. At July 31, 2020, the value of these securities amounted to $14,163,261 or 9.83% of net assets.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Fund

Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

(e)

Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of July 31, 2020.

(f)	Non-income producing security.
(g)	As of July 31, 2020, the Fund has fair valued these securities. The value of these securities amounted to $1,700,000 or 1.18% of net assets.
(h)	Rate disclosed is the seven-day yield as of July 31, 2020.

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – 2.29%
JFIN CLO Ltd., Series 2013-1A, Class DR, 7.642% (3 Month LIBOR USD + 7.370%), 1/22/2030 (a)(b)	$500,000	$464,022
Madison Park Funding XII Ltd., Series 2014-12A, Class E, 5.372% (3 Month LIBOR USD + 5.100%), 7/20/2026 (a)(b)	500,000	440,508
Venture XXIII Ltd., Series 2016-23A, Class ER, 6.222% (3 Month LIBOR USD + 5.950%), 7/19/2028 (a)(b)	1,000,000	735,798

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost – $1,966,586)		1,640,328

Common Stocks – 0.07%	Shares
Consumer, Non-cyclical – 0.07%
Cenveo Corp. (b)(c)(d)	4,630	53,245

TOTAL COMMON STOCKS (Cost – $490,470)		53,245

Corporate Obligations – 92.67%	Principal Amount
Basic Materials – 12.23%
Alcoa Nederland Holding BV, 7.000%, 9/30/2026 (b)	$500,000	536,157
Allegheny Technologies, Inc., 5.875%, 12/1/2027	100,000	95,187
Arconic Corp., 6.000%, 5/15/2025 (b)	100,000	107,999
Big River Steel LLC / BRS Finance Corp., 7.250%, 9/1/2025 (b)	665,000	673,309
Blue Cube Spinco LLC, 9.750%, 10/15/2023	250,000	261,404
Carpenter Technology Corp., 6.375%, 7/15/2028	100,000	105,151
Cascades, Inc., 5.750%, 7/15/2023 (b)	128,000	130,067
Cleveland-Cliffs, Inc., 5.875%, 6/1/2027	750,000	645,938
Coeur Mining, Inc., 5.875%, 6/1/2024	750,000	758,359
Compass Minerals International, Inc., 6.750%, 12/1/2027 (b)	500,000	543,345
Consolidated Energy Finance SA, 6.875%, 6/15/2025 (b)	240,000	228,148
Consolidated Energy Finance SA, 6.500%, 5/15/2026 (b)	1,250,000	1,134,138
CVR Partners LP / CVR Nitrogen Finance Corp., 9.250%, 6/15/2023 (b)	1,000,000	982,605
FMG Resources Ltd., 5.125%, 5/15/2024 (b)	250,000	267,526
Hecla Mining Co., 7.250%, 2/15/2028	500,000	531,875
Mercer International, Inc., 7.375%, 1/15/2025	1,100,000	1,111,000
New Gold, Inc., 7.500%, 7/15/2027 (b)	100,000	109,125
Schweitzer-Mauduit International, Inc., 6.875%, 10/1/2026 (b)	500,000	532,595

		8,753,928

Communications – 10.61%
AMC Networks, Inc., 4.750%, 8/1/2025	500,000	513,302
Cincinnati Bell, Inc., 7.000%, 7/15/2024 (b)	250,000	259,449
Clear Channel Worldwide Holdings, Inc., 9.250%, 2/15/2024	426,000	384,510
CommScope Technologies Finance LLC, 6.000%, 6/15/2025 (b)	500,000	511,575
CSC Holdings LLC, 5.500%, 4/15/2027 (b)	500,000	536,750
Cumulus Media New Holdings, Inc., 6.750%, 7/1/2026 (b)	600,000	545,709
Entercom Media Corp., 6.500%, 5/1/2027 (b)	100,000	89,606
Front Range BidCo, Inc., 6.125%, 3/1/2028 (b)	425,000	439,544

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Communications – (continued)
Gray Television, Inc., 7.000%, 5/15/2027 (b)	$1,000,000	$1,095,150
iHeartCommunications, Inc., 5.250%, 8/15/2027 (b)	100,000	101,169
Lamar Media Corp., 5.750%, 2/1/2026	250,000	263,044
Lamar Media Corp., 4.875%, 1/15/2029 (b)	250,000	262,969
National CineMedia LLC, 5.875%, 4/15/2028 (b)	250,000	200,109
Nexstar Broadcasting, Inc., 5.625%, 7/15/2027 (b)	250,000	267,966
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.000%, 8/15/2027 (b)	250,000	245,202
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 3/15/2030 (b)	100,000	93,625
Radiate Holdco LLC / Radiate Finance, Inc., 6.875%, 2/15/2023 (b)	500,000	509,322
Sinclair Television Group, Inc., 5.500%, 3/1/2030 (b)	500,000	500,695
Terrier Media Buyer, Inc., 8.875%, 12/15/2027 (b)	250,000	256,719
T-Mobile USA, Inc., 4.750%, 2/1/2028	250,000	271,212
Univision Communications, Inc., 6.625%, 6/1/2027 (b)	250,000	251,370

		7,598,997

Consumer, Cyclical – 17.95%
American Axle & Manufacturing, Inc., 6.500%, 4/1/2027	750,000	770,156
Aramark Services, Inc., 6.375%, 5/1/2025 (b)	500,000	528,125
Arrow Bidco LLC, 9.500%, 3/15/2024 (b)	500,000	393,177
BCD Acquisition, Inc., 9.625%, 9/15/2023 (b)	1,000,000	983,115
Beacon Roofing Supply, Inc., 4.500%, 11/15/2026 (b)	250,000	256,485
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.250%, 9/15/2027 (b)	250,000	250,579
Carnival Corp., 11.500%, 4/1/2023 (b)	275,000	299,490
CD&R Smokey Buyer, Inc., 6.750%, 7/15/2025 (b)	250,000	267,812
Century Communities, Inc., 5.875%, 7/15/2025	500,000	516,362
Clarios Global LP, 6.750%, 5/15/2025 (b)	250,000	269,217
Ford Motor Co., 9.000%, 4/22/2025	1,000,000	1,179,510
IAA, Inc., 5.500%, 6/15/2027 (b)	100,000	106,813
Installed Building Products, Inc., 5.750%, 2/1/2028 (b)	100,000	105,606
International Game Technology PLC, 5.250%, 1/15/2029 (b)	200,000	204,679
KB Home, 6.875%, 6/15/2027	1,000,000	1,133,560
Lions Gate Capital Holdings LLC, 5.875%, 11/1/2024 (b)	300,000	300,344
Lithia Motors, Inc., 5.250%, 8/1/2025 (b)	250,000	260,911
Lithia Motors, Inc., 4.625%, 12/15/2027 (b)	250,000	266,325
Macy’s, Inc., 8.375%, 6/15/2025 (b)	250,000	261,490
Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028 (b)	500,000	466,780
Mattamy Group Corp., 4.625%, 3/1/2030 (b)	125,000	127,090
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027 (b)	250,000	259,375
New Red Finance, Inc., 4.375%, 1/15/2028 (b)	250,000	260,455
Picasso Finance Sub, Inc., 6.125%, 6/15/2025 (b)	100,000	106,395
Resideo Funding, Inc., 6.125%, 11/1/2026 (b)	438,000	448,142
Sabre GLBL, Inc., 9.250%, 4/15/2025 (b)	100,000	110,313
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/2025	500,000	514,063
Scotts Miracle-Gro Co., 4.500%, 10/15/2029	250,000	265,476
Six Flags Theme Parks, Inc., 7.000%, 7/1/2025 (b)	250,000	268,851
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/2024	850,000	919,152

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Consumer, Cyclical – (continued)
Univar Solutions USA, Inc. / Washington, 5.125%, 12/1/2027 (b)	$250,000	$262,923
Wabash National Corp., 5.500%, 10/1/2025 (b)	500,000	488,073

		12,850,844

Consumer, Non-cyclical – 12.31%
Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/2027 (b)	100,000	105,855
Bausch Health Cos, Inc., 5.000%, 1/30/2028 (b)	100,000	100,623
Catalent Pharma Solutions, Inc., 5.000%, 7/15/2027 (b)	250,000	266,452
Darling Ingredients, Inc., 5.250%, 4/15/2027 (b)	100,000	107,040
Encompass Health Corp., 5.750%, 9/15/2025	750,000	778,954
Encompass Health Corp., 4.500%, 2/1/2028	250,000	261,672
Herc Holdings, Inc., 5.500%, 7/15/2027 (b)	500,000	530,000
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (b)	250,000	264,066
Hologic, Inc., 4.375%, 10/15/2025 (b)	100,000	102,717
JBS USA LUX SA / JBS USA Finance, Inc., 6.500%, 4/15/2029 (b)	750,000	851,108
Korn Ferry, 4.625%, 12/15/2027 (b)	250,000	257,750
Minerva Luxembourg SA, 6.500%, 9/20/2026 (b)	500,000	525,818
Post Holdings, Inc. 4.625%, 4/15/2030 (b)	250,000	263,438
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.750%, 4/15/2026 (b)	750,000	834,236
Select Medical Corp., 6.250%, 8/15/2026 (b)	1,000,000	1,079,040
ServiceMaster Co. LLC, 7.450%, 8/15/2027	500,000	539,905
Sotheby’s, 7.375%, 10/15/2027 (b)	1,010,000	1,021,807
United Rentals North America, Inc., 6.500%, 12/15/2026	500,000	555,708
United Rentals North America, Inc. 3.875%, 2/15/2031 (e)	100,000	100,000
US Foods, Inc. 6.250%, 4/15/2025 (b)	250,000	268,459

		8,814,648

Energy – 12.49%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.750%, 3/1/2027 (b)	250,000	219,159
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.750%, 1/15/2028 (b)	1,250,000	1,068,875
Antero Resources Corp., 5.625%, 6/1/2023	400,000	287,500
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/2027 (b)	730,000	749,246
Cheniere Energy Partners LP, 5.250%, 10/1/2025	1,000,000	1,026,000
CITGO Petroleum Corp., 7.000%, 6/15/2025 (b)	500,000	516,650
Enviva Partners LP / Enviva Partners Finance Corp., 6.500%, 1/15/2026 (b)	1,200,000	1,295,250
Hilcorp Energy I LP / Hilcorp Finance Co., 5.750%, 10/1/2025 (b)	250,000	237,942
PBF Holding Co. LLC / PBF Finance Corp., 6.000%, 2/15/2028 (b)	1,000,000	803,575
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/2023	250,000	242,652
Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025 (b)	1,500,000	574,673
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.500%, 7/15/2027	100,000	107,250
Transocean, Inc., 8.000%, 2/1/2027 (b)	250,000	125,544
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/2026	250,000	256,835
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/2027	750,000	767,985
Warrior Met Coal, Inc., 8.000%, 11/1/2024 (b)	640,000	658,701

		8,937,837

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Financial – 8.36%
Credit Acceptance Corp., 6.625%, 3/15/2026	$500,000	$524,062
Cushman & Wakefield US Borrower LLC, 6.750%, 5/15/2028 (b)	250,000	268,281
Global Aircraft Leasing Co. Ltd., 6.500%, 9/15/2024 (b)	250,000	156,875
goeasy Ltd., 5.375%, 12/1/2024 (b)	250,000	259,522
HAT Holdings I LLC / HAT Holdings II LLC, 5.250%, 7/15/2024 (b)	500,000	521,927
HAT Holdings I LLC / HAT Holdings II LLC, 6.000%, 4/15/2025 (b)	250,000	269,375
Hunt Cos, Inc., 6.250%, 2/15/2026 (b)	500,000	468,952
iStar, Inc., 4.250%, 8/1/2025	250,000	240,938
LPL Holdings, Inc., 4.625%, 11/15/2027 (b)	500,000	516,563
MPT Operating Partnership LP / MPT Finance Corp., 5.000%, 10/15/2027	500,000	537,188
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (b)	400,000	416,958
Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027 (b)	1,000,000	1,021,720
NMI Holdings, Inc., 7.375%, 6/1/2025 (b)	250,000	272,139
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/2027 (b)	150,000	153,750
Starwood Property Trust, Inc., 3.625%, 2/1/2021	250,000	247,781
StoneX Group, Inc., 8.625%, 6/15/2025 (b)	100,000	107,313

		5,983,344

Industrial – 11.67%
American Woodmark Corp., 4.875%, 3/15/2026 (b)	250,000	252,140
ATS Automation Tooling Systems, Inc., 6.500%, 6/15/2023 (b)	353,000	360,023
BMC East LLC, 5.500%, 10/1/2024 (b)	135,000	138,530
Bombardier, Inc., 7.500%, 12/1/2024 (b)	400,000	325,042
Builders FirstSource, Inc., 5.000%, 3/1/2030 (b)	250,000	262,786
Cargo Aircraft Management, Inc., 4.750%, 2/1/2028 (b)	1,000,000	1,025,000
Cascades, Inc., 5.375%, 1/15/2028 (b)	100,000	103,812
Clean Harbors, Inc., 4.875%, 7/15/2027 (b)	100,000	106,180
Cleaver-Brooks, Inc., 7.875%, 3/1/2023 (b)	100,000	96,114
Cloud Crane LLC, 10.125%, 8/1/2024 (b)	300,000	294,407
Covanta Holding Corp., 5.875%, 7/1/2025	250,000	259,661
Energizer Holdings, Inc., 7.750%, 1/15/2027 (b)	1,000,000	1,112,515
Fortress Transportation and Infrastructure Investors LLC, 9.750%, 8/1/2027 (b)	250,000	259,063
frontdoor, Inc., 6.750%, 8/15/2026 (b)	520,000	562,801
FXI Holdings, Inc., 7.875%, 11/1/2024 (b)	443,000	386,236
Graphic Packaging International LLC, 3.500%, 3/15/2028 (b)	100,000	101,875
Griffon Corp., 5.750%, 3/1/2028	350,000	366,625
Kratos Defense & Security Solutions, Inc., 6.500%, 11/30/2025 (b)	283,000	299,597
MasTec, Inc., 4.500%, 8/15/2028 (b)(e)	500,000	523,125
Matthews International Corp., 5.250%, 12/1/2025 (b)	250,000	230,286
Moog, Inc., 4.250%, 12/15/2027 (b)	250,000	255,885
Silgan Holdings, Inc., 4.125%, 2/1/2028	100,000	102,750
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (b)	100,000	98,478
Stericycle, Inc., 5.375%, 7/15/2024 (b)	100,000	105,500
US Concrete, Inc., 6.375%, 6/1/2024	600,000	613,500
WESCO Distribution, Inc., 7.250%, 6/15/2028 (b)	100,000	109,391

		8,351,322

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Technology – 3.52%
CDK Global, Inc., 5.875%, 6/15/2026	$750,000	$803,231
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 3/1/2025 (b)	250,000	255,938
Dell International LLC / EMC Corp., 7.125%, 6/15/2024 (b)	575,000	597,856
MSCI, Inc., 3.625%, 9/1/2030 (b)	150,000	158,508
MTS Systems Corp., 5.750%, 8/15/2027 (b)	500,000	488,505
Qorvo, Inc., 5.500%, 7/15/2026	100,000	107,501
Qorvo, Inc., 4.375%, 10/15/2029 (b)	100,000	107,922

		2,519,461

Utilities – 3.53%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.500%, 5/20/2025	250,000	270,779
Calpine Corp., 4.500%, 2/15/2028 (b)	250,000	258,545
Calpine Corp., 5.125%, 3/15/2028 (b)	250,000	260,396
Rockpoint Gas Storage Canada Ltd., 7.000%, 3/31/2023 (b)	500,000	459,323
Talen Energy Supply LLC, 10.500%, 1/15/2026 (b)	625,000	486,128
Talen Energy Supply LLC, 6.625%, 1/15/2028 (b)	250,000	251,766
Vistra Operations Co. LLC, 5.625%, 2/15/2027 (b)	500,000	537,210

		2,524,147

TOTAL CORPORATE OBLIGATIONS (Cost – $66,397,254)		66,334,528

Short-Term Investments – 4.71%	Shares
Money Market Funds – 4.71%
Fidelity Institutional Money Market Government Portfolio, Institutional Class 0.050% (f)	3,368,233	3,368,233

TOTAL SHORT-TERM INVESTMENTS (Cost – $3,368,233)		3,368,233

TOTAL INVESTMENTS – 99.74% (Cost – $72,222,543)		71,396,334

Other Assets in Excess of Liabilities – 0.26%		188,414

NET ASSETS – 100.00%		$71,584,748

LIBOR London Inter-Bank Offered Rate

(a)

Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of July 31, 2020.

(b)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2020, the value of these securities amounted to $48,790,363 or 68.16% of net assets.

(c)	Illiquid security. At July 31, 2020, the value of these securities amounted to $53,245 or 0.07% of net assets.
(d)	As of July 31, 2020, the Fund has fair valued these securities. The value of these securities amounted to $53,245 or 0.07% of net assets. Value determined using significant unobservable inputs.
(e)	Security issued on a when-issued basis. On July 31, 2020, the total value of investments purchased on a when-issued basis was $623,125 or 0.87% of net assets.
(f)	Rate disclosed is the seven day yield as of July 31, 2020.

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – 38.92%
ACC Trust, Series 2019-1, Class A, 3.750%, 5/20/2022 (a)	$3,774,341	$3,805,751
ACC Trust, Series 2019-1, Class B, 4.470%, 10/20/2022 (a)	400,000	402,110
ACC Trust, Series 2019-2, Class A, 2.820%, 2/20/2023 (a)	1,268,461	1,272,651
Affirm Asset Securitization Trust, Series 2020-A, Class B, 3.540%, 2/18/2025 (a)(b)	300,000	303,104
American Credit Acceptance Receivables Trust, Series 2019-3, Class B, 2.590%, 8/14/2023 (a)	2,000,000	2,024,438
American Credit Acceptance Receivables Trust, Series 2020-1, Class B, 2.080%, 12/13/2023 (a)	1,000,000	1,012,474
American Credit Acceptance Receivables Trust, Series 2018-2, Class C, 3.700%, 7/10/2024 (a)	2,796,191	2,824,991
American Credit Acceptance Receivables Trust, Series 2020-2, Class B, 2.480%, 9/13/2024 (a)	3,000,000	3,092,538
American Credit Acceptance Receivables Trust, Series 2018-3, Class C, 3.750%, 10/15/2024 (a)	1,389,805	1,403,934
American Express Credit Account Master Trust, Series 2019-4, Class A, 0.415% (1 Month LIBOR USD + 0.240%), 4/15/2024 (c)	2,500,000	2,506,807
American Express Credit Account Master Trust, Series 2017-5, Class A, 0.555% (1 Month LIBOR USD + 0.380%), 2/18/2025 (c)	1,980,000	1,988,338
American Express Credit Account Master Trust, Series 2017-5, Class B, 0.755% (1 Month LIBOR USD + 0.580%), 2/18/2025 (c)	2,555,000	2,547,726
American Express Credit Account Master Trust, Series 2018-3, Class A, 0.495% (1 Month LIBOR USD + 0.320%), 10/15/2025 (c)	1,000,000	1,002,779
Aqua Finance Trust, Series 2019-A, Class A, 3.140%, 7/16/2040 (a)	2,225,545	2,243,215
Avant Loans Funding Trust, Series 2019-B, Class A, 2.720%, 10/15/2026 (a)	949,584	955,671
Avant Loans Funding Trust, Series 2019-B, Class B, 3.150%, 10/15/2026 (a)	500,000	499,378
Avant Loans Funding Trust, Series 2020-REV1, Class A, 2.170%, 5/15/2029 (a)	2,400,000	2,398,003
Barclays Dryrock Issuance Trust, Series 2019-1, Class A, 1.960%, 5/15/2025	2,251,000	2,301,503
CarMax Auto Owner Trust, Series 2018-4, Class C, 3.850%, 7/15/2024	250,000	262,767
Carnow Auto Receivables Trust, Series 2019-1A, Class A, 2.720%, 11/15/2022 (a)	898,397	903,624
Carvana Auto Receivables Trust, Series 2020-N1A, Class B, 2.010%, 3/15/2025 (a)	2,000,000	2,029,978
Chase Issuance Trust, Series 2018-A1, Class A1, 0.375% (1 Month LIBOR USD + 0.200%), 4/17/2023 (c)	2,000,000	2,004,626
Chase Issuance Trust, Series 2017-A2, Class A, 0.575% (1 Month LIBOR USD + 0.400%), 3/15/2024 (c)	3,600,000	3,621,967
CIG Auto Receivables Trust, Series 2019-1A, Class A, 3.300%, 8/15/2024 (a)	86,991	88,335
Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 0.536% (1 Month LIBOR USD + 0.370%), 8/8/2024 (c)	675,000	674,893
Consumer Loan Underlying Bond CLUB Certificate Trust, Series 2019-HP1, Class A, 2.590%, 12/15/2026 (a)	2,749,840	2,777,385
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2019-P2, Class A, 2.470%, 10/15/2026 (a)	4,486,922	4,518,299
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2019-P2, Class C, 4.410%, 10/15/2026 (a)	200,000	182,835
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2020-P1, Class A, 2.260%, 3/15/2028 (a)	2,294,279	2,307,370
Consumer Loan Underlying Bond Credit Trust, Series 2018-P3, Class A, 3.820%, 1/15/2026 (a)	2,369,957	2,392,085
Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class A, 2.940%, 7/15/2026 (a)	93,591	94,309
Consumer Underlying Bond Securitization, Series 2018-1, Class A, 4.790%, 2/17/2026 (a)	3,496,093	3,583,726
CPS Auto Receivables Trust, Series 2019-C, Class B, 2.630%, 8/15/2023 (a)	500,000	505,377
CPS Auto Receivables Trust, Series 2017-D, Class E, 5.300%, 6/17/2024 (a)	475,000	481,536
CPS Auto Receivables Trust, Series 2018-B, Class E, 5.610%, 12/16/2024 (a)	200,000	202,564
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.170%, 6/16/2025 (a)	200,000	203,142
CPS Auto Receivables Trust, Series 2019-C, Class E, 4.300%, 7/15/2025 (a)	700,000	691,623
CPS Auto Trust, Series 2018-C, Class E, 6.070%, 9/15/2025 (a)	150,000	153,205

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
Credibly Asset Securitization LLC, Series 2018-1A, Class A, 4.800%, 11/15/2023 (a)	$850,000	$828,805
Credit Acceptance Auto Loan, Series 2018-3A, Class B, 3.890%, 10/15/2027 (a)	1,000,000	1,032,927
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class B, 1.930%, 9/15/2029 (a)	400,000	404,176
Discover Card Execution Note Trust, Series 2019-A2, Class A, 0.445% (1 Month LIBOR USD + 0.270%), 12/15/2023 (c)	4,000,000	4,010,636
Discover Card Execution Note Trust, Series 2017-A1, Class A1, 0.665% (1 Month LIBOR USD + 0.490%), 7/15/2024 (c)	1,480,000	1,486,448
Drive Auto Receivables Trust, Series 2018-1, Class C, 3.220%, 3/15/2023	47,468	47,643
Drive Auto Receivables Trust, Series 2017-3, Class D, 3.530%, 12/15/2023 (a)	875,651	892,109
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.780%, 4/15/2025	2,000,000	2,060,742
DT Auto Owner Trust, Series 2017-1A, Class D, 3.550%, 11/15/2022 (a)	236,866	238,779
DT Auto Owner Trust, Series 2017-2A, Class D, 3.890%, 1/17/2023 (a)	780,593	788,506
DT Auto Owner Trust, Series 2017-3A, Class D, 3.580%, 5/15/2023 (a)	419,651	424,131
DT Auto Owner Trust, Series 2020-1A, Class A, 1.940%, 9/15/2023 (a)	1,851,051	1,867,281
DT Auto Owner Trust, Series 2017-1A, Class E, 5.790%, 2/15/2024 (a)	750,000	771,647
DT Auto Owner Trust, Series 2020-1A, Class B, 2.160%, 5/15/2024 (a)	2,750,000	2,793,711
DT Auto Owner Trust, Series 2018-3A, Class C, 3.790%, 7/15/2024 (a)	500,000	510,630
DT Auto Owner Trust, Series 2020-1A, Class D, 2.550%, 11/15/2025 (a)	1,000,000	1,013,470
DT Auto Owner Trust, Series 2019-1A, Class E, 4.940%, 2/17/2026 (a)	800,000	808,002
ENVA LLC, Series 2019-A, Class A, 3.960%, 6/20/2026 (a)	681,946	685,819
Evergreen Credit Card Trust, Series 2019-2, Class C, 2.620%, 9/16/2024 (a)	1,900,000	1,890,646
Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.580%, 8/15/2023 (a)	1,685,000	1,709,566
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.260%, 4/15/2024 (a)	2,500,000	2,544,590
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.080%, 7/15/2024 (a)	2,500,000	2,543,365
First Investors Auto Owner Trust, Series 2017-2A, Class C, 3.000%, 8/15/2023 (a)	1,150,000	1,168,244
First Investors Auto Owner Trust, Series 2016-2A, Class E, 5.750%, 9/15/2023 (a)	1,000,000	1,021,758
First Investors Auto Owner Trust, Series 2017-3A, Class E, 4.920%, 8/15/2024 (a)	500,000	529,594
First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.550%, 4/15/2025 (a)	100,000	103,017
First Investors Auto Owner Trust, Series 2020-1A, Class D, 3.150%, 4/15/2026 (a)	1,000,000	1,032,405
First Investors Auto Owner Trust, Series 2019-1A, Class F, 6.150%, 7/15/2026 (a)(d)	200,000	174,657
Flagship Credit Auto Trust, Series 2017-3, Class D, 3.730%, 9/15/2023 (a)	3,000,000	3,125,907
Flagship Credit Auto Trust, Series 2016-2, Class D, 8.560%, 11/15/2023 (a)	450,000	470,829
Flagship Credit Auto Trust, Series 2017-1, Class E, 6.460%, 12/15/2023 (a)	1,500,000	1,599,489
Flagship Credit Auto Trust, Series 2019-4, Class A, 2.170%, 6/15/2024 (a)	1,896,140	1,922,972
Flagship Credit Auto Trust, Series 2018-3, Class B, 3.590%, 12/16/2024 (a)	1,382,000	1,415,355
Flagship Credit Auto Trust, Series 2019-4, Class B, 2.530%, 11/15/2025 (a)	1,000,000	1,027,638
Flagship Credit Auto Trust, Series 2020-2, Class B, 2.610%, 4/15/2026 (a)	4,000,000	4,122,464
Flagship Credit Auto Trust, Series 2020-3, Class B, 1.410%, 9/15/2026 (a)(b)	250,000	250,048
Foundation Finance Trust, Series 2020-1A, Class A, 3.540%, 7/15/2040 (a)	2,914,348	2,950,073
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class E, 5.560%, 1/16/2024 (a)	500,000	527,183
Foursight Capital Automobile Receivables Trust, Series 2018-2, Class E, 5.500%, 10/15/2024 (a)	600,000	631,620
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class B, 2.780%, 1/15/2025 (a)	1,000,000	1,028,998
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class B, 2.270%, 2/15/2025 (a)	2,000,000	2,034,286
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class C, 2.410%, 8/15/2025 (a)	1,750,000	1,788,922
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class E, 4.300%, 9/15/2025 (a)	500,000	502,891
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class E, 3.490%, 4/15/2026 (a)	250,000	244,839
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class F, 5.570%, 11/16/2026 (a)	1,000,000	976,439

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
FREED ABS Trust, Series 2018-1, Class A, 3.610%, 7/18/2024 (a)	$295,164	$293,779
FREED ABS Trust, Series 2019-1, Class A, 3.420%, 6/18/2026 (a)	490,877	492,344
FREED ABS Trust, Series 2019-2, Class A, 2.620%, 11/18/2026 (a)	2,728,134	2,740,399
FREED ABS Trust, Series 2020-FP1, Class A, 2.520%, 3/18/2027 (a)	4,501,600	4,513,358
FREED ABS Trust, Series 2020-2CP, Class A, 4.520%, 6/18/2027 (a)	2,590,625	2,632,443
FREED ABS Trust, Series 2020-3FP, Class A, 0.000%, 9/20/2027 (a)	2,250,000	2,256,050
Genesis Private Label Amortizing Trust, Series 2020-1, Class A, 2.080%, 7/20/2026 (a)	3,490,000	3,498,997
Genesis Sales Finance Master Trust, Series 2019-AA, Class A, 4.680%, 8/20/2023 (a)	100,000	100,543
GLS Auto Receivables Issuer Trust, Series 2020-2A, Class A, 1.580%, 8/15/2024 (a)	2,400,667	2,415,851
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class D, 3.680%, 11/16/2026 (a)	450,000	430,200
GLS Auto Receivables Trust, Series 2018-2A, Class B, 3.710%, 3/15/2023 (a)	961,195	975,197
GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023 (a)	1,490,000	1,523,607
GLS Auto Receivables Trust, Series 2018-3A, Class C, 4.180%, 7/15/2024 (a)	1,500,000	1,554,650
GM Financial Automobile Leasing Trust, Series 2019-1, Class C, 3.560%, 12/20/2022	595,000	602,377
Golden Credit Card Trust, Series 2017-4, Class A, 0.695% (1 Month LIBOR USD + 0.520%), 7/15/2024 (a)(c)	5,875,000	5,878,960
GTE Auto Receivables Trust, Series 2019-1, Class A2, 2.170%, 12/15/2022 (a)	2,661,244	2,681,949
Hertz Vehicle Financing II LP, Series 2016-4A, Class A, 2.650%, 7/25/2022 (a)	982,656	985,112
Hertz Vehicle Financing II LP, Series 2017-2A, Class A, 3.290%, 10/25/2023 (a)	136,563	136,904
LL ABS Trust, Series 2019-1A, Class A, 2.870%, 3/15/2027 (a)	987,547	992,928
Marlette Funding Trust, Series 2019-4A, Class A, 2.390%, 12/15/2029 (a)	946,957	950,276
Mosaic Solar Loans LLC, Series 2017-2A, Class D, 0.000%, 6/22/2043 (a)(e)	263,013	247,158
PMIT, Series 2019-1A, Class A, 3.540%, 4/15/2025 (a)	157,475	158,085
PMIT, Series 2019-1A, Class B, 4.030%, 4/15/2025 (a)	500,000	499,020
PMIT, Series 2019-4A, Class A, 2.480%, 2/15/2026 (a)	2,804,208	2,817,382
Santander Drive Auto Receivables Trust, Series 2018-2, Class C, 3.350%, 7/17/2023	353,472	358,342
Santander Drive Auto Receivables Trust, Series 2017-3, Class D, 3.200%, 11/15/2023	250,000	255,042
Skopos Auto Receivables Trust, Series 2018-1A, Class B, 3.930%, 5/16/2022 (a)	273,571	274,064
Skopos Auto Receivables Trust, Series 2019-1A, Class A, 2.900%, 12/15/2022 (a)	2,183,917	2,201,083
Sofi Consumer Loan Program Trust, Series 2017-6, Class A2, 2.820%, 11/25/2026 (a)	533,680	539,160
Sofi Consumer Loan Program Trust, Series 2018-1, Class A2, 3.140%, 2/25/2027 (a)	1,059,318	1,070,733
Sofi Consumer Loan Program Trust, Series 2018-3, Class A2, 3.670%, 8/25/2027 (a)	1,214,171	1,227,960
Sofi Consumer Loan Program Trust, Series 2019-3, Class A, 2.900%, 5/25/2028 (a)	363,723	369,719
Sofi Consumer Loan Program Trust, Series 2020-1, Class A, 2.020%, 1/25/2029 (a)	1,487,112	1,501,269
SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.200%, 5/27/2036 (a)	5,161,194	5,215,428
Tidewater Auto Receivables Trust, Series 2020-AA, Class B, 1.610%, 3/15/2025 (a)	2,000,000	2,023,126
UMPT, Series 2019-ST3, Class A, 3.750%, 11/15/2025 (a)	1,038,336	1,030,881
UMPT, Series 2019-ST4, Class A, 3.750%, 12/15/2025 (a)	132,185	131,266
UMPT, Series 2019-ST5, Class A, 3.750%, 1/15/2026 (a)	383,506	379,995
United Auto Credit Securitization Trust, Series 2018-2, Class C, 3.780%, 5/10/2023 (a)	54,040	54,131
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.750%, 2/20/2028 (a)	258,424	256,343
Upstart Pass-Through Trust, Series 2020-ST2, Class A, 3.500%, 3/20/2028 (a)	666,189	659,163
Upstart Pass-Through Trust, Series 2020-ST3, Class A, 3.350%, 4/20/2028 (a)	273,014	268,373
Upstart Securitization Trust, Series 2018-2, Class B, 4.445%, 12/22/2025 (a)	300,948	302,045
Upstart Securitization Trust, Series 2019-2, Class A, 2.897%, 9/20/2029 (a)	2,573,677	2,591,732
Upstart Securitization Trust, Series 2019-3, Class A, 2.684%, 1/20/2030 (a)	3,429,559	3,466,756
Upstart Securitization Trust, Series 2020-1, Class A, 2.322%, 4/22/2030 (a)	831,473	837,409
US Auto Funding LLC, Series 2019-1A, Class A, 3.610%, 4/15/2022 (a)	192,405	193,037
Verizon Owner Trust, Series 2018-1A, Class A1A, 2.820%, 9/20/2022 (a)	1,223,947	1,236,000

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
Verizon Owner Trust, Series 2019-C, Class A1B, 0.607% (1 Month LIBOR USD + 0.420%), 4/22/2024 (c)	$2,000,000	$2,004,012
Veros Automobile Receivables Trust, Series 2020-1, Class A, 1.670%, 9/15/2023 (a)	2,189,768	2,194,776
Veros Automobile Receivables Trust, Series 2018-1, Class B, 4.050%, 2/15/2024 (a)	210,670	212,077
Veros Automobile Receivables Trust, Series 2020-1, Class B, 2.190%, 6/15/2025 (a)	300,000	301,299
Veros Automobile Receivables Trust, Series 2018-1, Class D, 5.740%, 8/15/2025 (a)	500,000	505,913
Westgate Resorts LLC, Series 2020-1A, Class A, 2.710%, 3/20/2034 (a)	1,500,000	1,526,738
Westlake Automobile Receivables Trust, Series 2018-1A, Class E, 4.530%, 5/15/2023 (a)	500,000	514,551
Westlake Automobile Receivables Trust, Series 2020-1A, Class A2, 1.440%, 9/15/2023 (a)	1,180,000	1,189,340
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.000%, 10/16/2023 (a)	500,000	515,546
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.000%, 1/16/2024 (a)	4,340,000	4,461,177
Westlake Automobile Receivables Trust, Series 2018-2A, Class E, 4.860%, 1/16/2024 (a)	2,000,000	2,091,206
World Financial Network Credit Card Master Trust, Series 2019-B, Class M, 3.040%, 4/15/2026	3,365,000	3,416,885

TOTAL ASSET-BACKED SECURITIES (Cost – $200,680,230)		203,022,460

Collateralized Loan Obligations – 8.94%
ACIS CLO Ltd., Series 2014-3A, Class C, 3.187% (3 Month LIBOR USD + 2.500%), 2/2/2026 (a)(c)	2,000,000	1,954,624
ACIS CLO Ltd., Series 2014-4A, Class A, 2.107% (3 Month LIBOR USD + 1.420%), 5/1/2026 (a)(c)	2,288,021	2,288,373
ACIS CLO Ltd., Series 2014-5A, Class A1, 2.197% (3 Month LIBOR USD + 1.510%), 11/2/2026 (a)(c)	1,163,158	1,157,038
Apex Credit CLO Ltd., Series 2016-1A, Class AS1R, 1.545% (3 Month LIBOR USD + 1.300%), 10/27/2028 (a)(c)	1,968,427	1,937,897
Apex Credit CLO Ltd., Series 2017-1A, Class A1, 1.734% (3 Month LIBOR USD + 1.470%), 4/24/2029 (a)(c)	2,465,093	2,439,101
Dorchester Park CLO DAC, Series 2015-1A, Class AR, 1.172% (3 Month LIBOR USD + 0.900%), 4/20/2028 (a)(c)	1,274,449	1,261,413
Elevation CLO Ltd., Series 2016-5A, Class X, 1.045% (3 Month LIBOR USD + 0.800%), 10/15/2031 (a)(c)	416,667	416,667
Emerson Park CLO Ltd., Series 2013-1A, Class C1R, 2.425% (3 Month LIBOR USD + 2.150%), 7/15/2025 (a)(c)	327,320	326,386
Fortress Credit Opportunities CLO Ltd., Series 2020-13A, Class A, 2.518% (3 Month LIBOR USD + 2.250%), 7/17/2028 (a)(c)	3,000,000	2,999,973
Garrison MML CLO LP, Series 2019-1A, Class X, 1.272% (3 Month LIBOR USD + 1.000%), 7/21/2031 (a)(c)	1,875,000	1,875,000
Halcyon Loan Advisors Funding Ltd., Series 2014-3A, Class AR, 1.358% (3 Month LIBOR USD + 1.100%), 10/22/2025 (a)(c)	264,122	263,166
Hull Street CLO Ltd., Series 2014-1A, Class AR, 1.492% (3 Month LIBOR USD + 1.220%), 10/19/2026 (a)(c)	336,629	335,137
JMP Credit Advisors CLO Ltd., Series 2014-1RA, Class A, 1.123% (3 Month LIBOR USD + 0.850%), 1/18/2028 (a)(c)	1,409,172	1,388,818
KKR CLO Ltd., Series 16, Class A1R, 1.522% (3 Month LIBOR USD + 1.250%), 1/20/2029 (a)(c)	1,500,000	1,486,758
MidOcean Credit CLO I, Series 2012-1A, Class A1RR, 1.095% (3 Month LIBOR USD + 0.820%), 1/16/2024 (a)(c)	470,659	468,161
Monroe Capital CLO Ltd., Series 2014-1A, Class BR, 1.958% (3 Month LIBOR USD + 1.700%), 10/22/2026 (a)(c)	2,000,000	1,903,066

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
Mountain View CLO Ltd., Series 2014-1A, Class ARR, 1.075% (3 Month LIBOR USD + 0.800%), 10/15/2026 (a)(c)	$1,283,979	$1,270,141
Mountain View CLO Ltd., Series 2016-1A, Class XR, 1.068% (3 Month LIBOR USD + 0.800%), 4/14/2033 (a)(c)	3,789,474	3,789,474
Ocean Trails CLO IV, Series 2013-4A, Class CR, 2.234% (3 Month LIBOR USD + 1.800%), 8/13/2025 (a)(c)	1,800,000	1,753,275
OCP CLO Ltd., Series 2015-10A, Class A1R, 1.065% (3 Month LIBOR USD + 0.820%), 10/26/2027 (a)(c)	2,202,558	2,180,964
OZLM XV Ltd., Series 2016-15A, Class XR, 0.972% (3 Month LIBOR USD + 0.700%), 4/20/2033 (a)(c)	3,500,000	3,500,000
Palmer Square CLO Ltd., Series 2018-3A, Class A1, 2.542% (3 Month LIBOR USD + 0.850%), 8/15/2026 (a)(c)	200,654	198,438
Saranac CLO Ltd., Series 2014-2A, Class A1AR, 1.607% (3 Month LIBOR USD + 1.230%), 11/20/2029 (a)(c)	1,983,957	1,948,762
Silvermore CLO Ltd., Series 2014-1A, Class A1R, 1.562% (3 Month LIBOR USD + 1.170%), 5/15/2026 (a)(c)	1,567,837	1,558,890
Symphony CLO XIV Ltd., Series 2014-14A, Class AR, 1.218% (3 Month LIBOR USD + 0.950%), 7/14/2026 (a)(c)	3,682,184	3,652,295
TCW CLO AMR Ltd., Series 2019-1A, Class X, 1.292% (3 Month LIBOR USD + 0.900%), 2/15/2029 (a)(c)	1,500,000	1,500,000
Voya CLO Ltd., Series 2015-2A, Class AR, 1.226% (3 Month LIBOR USD + 0.970%), 7/23/2027 (a)(c)	1,000,000	986,207
York CLO Ltd., Series 2016-2A, Class XR, 1.022% (3 Month LIBOR USD + 0.750%), 4/20/2032 (a)(c)	1,833,333	1,833,333

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost – $46,978,070)		46,673,357

Commercial Mortgage-Backed Securities – 1.61%
BBCMS Trust,, Series 2018-RR1, Class D, 2.225% (1 Month LIBOR USD + 2.050%), 2/15/2033 (a)(c)	755,000	703,905
BX Trust,, Series 2019-ATL, Class A, 1.261% (1 Month LIBOR USD + 1.087%), 10/15/2036 (a)(c)	1,000,000	961,200
BXP Trust,, Series 2017-CQHP, Class C, 1.425% (1 Month LIBOR USD + 1.250%), 11/15/2034 (a)(c)	3,000,000	2,751,861
InTown Hotel Portfolio Trust,, Series 2018-STAY, Class A, 0.875% (1 Month LIBOR USD + 0.700%), 1/18/2033 (a)(c)	1,865,000	1,783,302
JP Morgan Chase Commercial Mortgage Securities Trust,, Series 2018-PTC, Class A, 1.375% (1 Month LIBOR USD + 1.200%), 4/15/2031 (a)(c)	1,253,000	1,217,687
Natixis Commercial Mortgage Securities Trust,, Series 2019-MILE, Class A, 1.675% (1 Month LIBOR USD + 1.500%), 7/15/2036 (a)(c)	1,000,000	991,238

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost – $8,851,490)		8,409,193

Commercial Mortgage-Backed Securities – U.S. Government Agency – 0.18%
Federal Home Loan Mortgage Corp., Series 2020-KI05, Class B, 2.472% (1 Month LIBOR USD + 2.300%), 7/25/2024 (a)(c)	961,081	930,949

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost – $961,081)		930,949

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Corporate Obligations – 0.91%
Basic Materials – 0.10%
FMG Resources Ltd., 4.750%, 5/15/2022 (a)	$500,000	$524,528

Consumer, Cyclical – 0.21%
Ford Motor Credit Co. LLC, 3.470%, 4/5/2021	1,000,000	1,005,000
Ford Motor Credit Co. LLC, 3.219%, 1/9/2022	100,000	99,250

		1,104,250

Energy – 0.16%
DCP Midstream Operating LP, 4.750%, 9/30/2021 (a)	400,000	408,686
Western Midstream Operating LP, 5.375%, 6/1/2021	400,000	406,835

		815,521

Financial – 0.44%
Green Bancorp, Inc., 8.500% (3 Month LIBOR USD + 6.685%), 12/15/2026 (c)	1,000,000	1,059,430
Pacific Continental Corp., 5.875% (3 Month LIBOR USD + 4.715%), 6/30/2026 (c)	250,000	255,193
Starwood Property Trust, Inc., 3.625%, 2/1/2021	1,000,000	991,125

		2,305,748

TOTAL CORPORATE OBLIGATIONS (Cost – $4,712,256)		4,750,047

Residential Mortgage-Backed Securities – 29.11%
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.500%, 5/25/2059 (a)(f)	993,311	1,020,413
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919%, 10/26/2048 (a)(g)	1,366,796	1,409,906
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185%, 7/25/2049 (a)(g)	1,606,220	1,633,853
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A3, 3.135%, 11/25/2059 (a)(g)	3,463,483	3,522,366
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11, 1.072% (1 Month LIBOR USD + 0.900%), 8/25/2049 (a)(c)	4,197,498	4,176,582
CIM Trust, Series 2019-INV1, Class A2, 1.172% (1 Month LIBOR USD + 1.000%), 2/25/2049 (a)(c)	523,690	525,886
CIM Trust, Series 2019-INV2, Class A11, 1.135% (1 Month LIBOR USD + 0.950%), 5/25/2049 (a)(c)	1,298,359	1,299,635
COLT Mortgage Loan Trust, Series 2018-4, Class A3, 4.210%, 12/28/2048 (a)(f)	1,517,209	1,548,201
COLT Mortgage Loan Trust, Series 2019-3, Class A1, 2.764%, 8/25/2049 (a)(f)	1,049,405	1,074,570
COLT Mortgage Loan Trust, Series 2019-4, Class A3, 2.988%, 11/25/2049 (a)(f)	3,048,067	3,088,027
COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853%, 3/25/2065 (a)(f)	2,802,331	2,825,178
COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.380%, 4/25/2065 (a)(f)	1,964,199	1,972,154
CSMC Trust, Series 2019-AFC1, Class A2, 2.776%, 8/25/2049 (a)(g)	1,620,202	1,635,748
CSMC Trust, Series 2019-AFC1, Class A3, 2.877%, 8/25/2049 (a)(g)	3,240,404	3,188,593
CSMC Trust, Series 2020-AFC1, Class A3, 2.514%, 2/25/2050 (a)(f)	1,791,198	1,783,800
CSMC Trust, Series 2019-NQM1, Class A1, 2.656%, 10/25/2059 (a)(g)	1,180,546	1,213,188
CSMC Trust, Series 2018-RPL2, Class A2, 4.314%, 8/25/2062 (a)(f)	500,000	504,018
Deephaven Residential Mortgage Trust, Series 2017-2A, Class B1, 5.269%, 6/25/2047 (a)(f)	1,000,000	1,003,477
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577%, 10/25/2047 (a)(f)	470,028	485,926
Deephaven Residential Mortgage Trust, Series 2017-3A, Class B1, 4.814%, 10/25/2047 (a)(f)	750,000	693,523
Deephaven Residential Mortgage Trust, Series 2018-1A, Class M1, 3.939%, 12/25/2057 (a)(f)	740,000	743,879
Deephaven Residential Mortgage Trust, Series 2019-4A, Class A3, 3.047%, 10/25/2059 (a)(f)	2,292,053	2,323,840
Deephaven Residential Mortgage Trust, Series 2020-2, Class A1, 1.692%, 5/25/2065 (a)	3,000,000	3,018,630

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Ellington Financial Mortgage Trust, Series 2018-1, Class AFLA, 0.922% (1 Month LIBOR USD + 0.750%), 10/25/2058 (a)(c)	$255,429	$255,342
Flagstar Mortgage Trust, Series 2018-6RR, Class 1A2, 0.872% (1 Month LIBOR USD + 0.700%), 10/25/2048 (a)(c)	3,727,983	3,679,273
Flagstar Mortgage Trust,, Series 2019-2, Class A3, 3.500%, 12/25/2049 (a)(f)	2,037,655	2,081,420
FWD Securitization Trust, Series 2019-INV1, Class A2, 3.010%, 6/25/2049 (a)(f)	1,977,571	2,127,018
FWD Securitization Trust, Series 2019-INV1, Class A3, 3.110%, 6/25/2049 (a)(f)	1,186,543	1,217,903
FWD Securitization Trust, Series 2020-INV1, Class A2, 2.340%, 1/25/2050 (a)(f)	1,772,850	1,787,751
Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.500%, 7/25/2056 (a)(f)	303,119	303,792
GCAT Trust, Series 2019-NQM2, Class A2, 3.060%, 9/25/2059 (a)(g)	3,684,193	3,724,329
GCAT Trust, Series 2019-NQM3, Class A3, 3.043%, 11/25/2059 (a)(f)	4,219,601	4,287,499
Homeward Opportunities Fund I Trust, Series 2018-1, Class A1, 3.766%, 6/25/2048 (a)(f)	2,382,632	2,451,419
Homeward Opportunities Fund I Trust, Series 2019-2, Class A3, 3.007%, 9/25/2059 (a)(f)	2,853,449	2,890,241
JP Morgan Mortgage Trust, Series 2018-6, Class 1A3, 3.500%, 12/25/2048 (a)(f)	705,591	732,115
JP Morgan Mortgage Trust, Series 2019-1, Class A11, 1.122% (1 Month LIBOR USD + 0.950%), 5/25/2049 (a)(c)	938,875	942,136
JP Morgan Mortgage Trust, Series 2019-3, Class A11, 1.122% (1 Month LIBOR USD + 0.950%), 9/25/2049 (a)(c)	4,117,000	4,137,355
JP Morgan Mortgage Trust, Series 2019-INV1, Class A11, 1.122% (1 Month LIBOR USD + 0.950%), 9/25/2049 (a)(c)	3,659,902	3,662,113
JP Morgan Mortgage Trust, Series 2019-5, Class A11, 1.072% (1 Month LIBOR USD + 0.900%), 11/25/2049 (a)(c)	3,476,478	3,562,862
JP Morgan Mortgage Trust, Series 2019-7, Class A11, 1.072% (1 Month LIBOR USD + 0.900%), 2/25/2050 (a)(c)	7,171,132	7,187,325
JP Morgan Mortgage Trust, Series 2019-INV3, Class A11, 1.185% (1 Month LIBOR USD + 1.000%), 5/25/2050 (a)(c)	2,499,024	2,494,303
Legacy Mortgage Asset Trust, Series 2019-SL1, Class A, 4.000%, 12/25/2054 (a)(f)	589,211	597,981
Legacy Mortgage Asset Trust, Series 2019-GS1, Class A1, 4.000%, 1/25/2059 (a)(g)	1,493,999	1,500,558
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1, 2.710%, 11/25/2059 (a)(f)	1,782,576	1,818,599
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A3, 3.065%, 11/25/2059 (a)(f)	1,339,416	1,356,903
New Residential Mortgage Loan Trust, Series 2020-NQM2, Class A1, 1.650%, 5/25/2060 (a)(f)	1,988,357	1,995,955
NRPL Trust, Series 2018-2A, Class A1, 4.250%, 7/25/2067 (a)(g)	815,244	825,287
OBX Trust, Series 2019-EXP1, Class 2A1A, 1.122% (1 Month LIBOR USD + 0.950%), 1/27/2059 (a)(c)	1,907,329	1,898,614
OBX Trust, Series 2020-EXP1, Class 2A1, 0.922% (1 Month LIBOR USD + 0.750%), 1/26/2060 (a)(c)	2,521,530	2,495,911
Pepper Residential Securities Trust, Series 21A, Class A1U, 1.057% (1 Month LIBOR USD + 0.880%), 1/16/2060 (a)(c)	146,836	145,201
Pepper Residential Securities Trust, Series 23A, Class A1U, 1.137% (1 Month LIBOR USD + 0.950%), 8/18/2060 (a)(c)	214,378	212,178
Pretium Mortgage Credit Partners I LLC, Series 2019-CFL1, Class A2, 4.949%, 1/29/2059 (a)(g)	1,833,045	1,666,943
Pretium Mortgage Credit Partners I LLC, Series 2020-NPL2, Class A1, 3.721%, 2/25/2060 (a)(g)	993,994	1,002,725
PRPM LLC, Series 2019-1A, Class A1, 4.500%, 1/25/2024 (a)(g)	297,873	295,622
PRPM LLC, Series 2019-2A, Class A1, 3.967%, 4/25/2024 (a)(g)	1,591,358	1,596,065
PRPM LLC, Series 2019-3A, Class A1, 3.351%, 7/25/2024 (a)(g)	4,254,027	4,225,895
PRPM LLC, Series 2019-4A, Class A1, 3.351%, 11/25/2024 (a)(g)	185,125	185,826
PRPM LLC, Series 2020-1A, Class A1, 2.981%, 2/25/2025 (a)(g)	3,683,681	3,665,823
RAAC Series Trust, Series 2005-SP3, Class M1, 0.702% (1 Month LIBOR USD + 0.530%), 12/25/2035 (c)	9,714	9,734

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Residential Mortgage Loan Trust, Series 2019-2, Class A3, 3.220%, 5/25/2059 (a)(f)	$3,361,538	$3,409,756
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.376%, 1/25/2060 (a)(f)	2,981,019	3,035,038
Residential Mortgage Loan Trust, Series 2020-1, Class A3, 2.684%, 1/25/2060 (a)(f)	2,115,592	2,134,759
RESIMAC Bastille Trust, Series 2018-1NCA, Class A1, 1.014% (1 Month LIBOR USD + 0.850%), 12/5/2059 (a)(c)	255,714	252,323
Sequoia Mortgage Trust, Series 2019-CH3, Class A10, 4.000%, 10/25/2049 (a)(f)	2,264,661	2,373,167
SG Residential Mortgage Trust, Series 2018-1, Class A3, 3.735%, 4/25/2048 (a)(f)	152,856	153,040
SG Residential Mortgage Trust, Series 2019-3, Class A1, 2.703%, 9/25/2059 (a)(f)	105,437	108,178
SG Residential Mortgage Trust, Series 2019-3, Class A2, 2.877%, 9/25/2059 (a)(f)	502,789	511,575
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class A1, 2.521%, 1/25/2050 (a)(f)	3,063,626	3,121,966
Starwood Mortgage Residential Trust, Series 2019-1, Class A2, 3.146%, 6/25/2049 (a)(f)	919,774	928,699
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718%, 4/25/2060 (a)(f)	3,791,552	3,893,416
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A, 0.542% (1 Month LIBOR USD + 0.370%), 7/25/2034 (c)	226,424	222,568
Verus Securitization Trust, Series 2018-INV1, Class A2, 3.849%, 3/25/2058 (a)(f)	944,394	949,527
Verus Securitization Trust, Series 2018-INV1, Class B2, 5.648%, 3/25/2058 (a)(f)	235,000	229,231
Verus Securitization Trust, Series 2019-INV1, Class A2, 3.504%, 12/25/2058 (a)(f)	373,952	386,152
Verus Securitization Trust, Series 2019-2, Class A3, 3.448%, 5/25/2059 (a)(f)	4,745,106	4,844,487
Verus Securitization Trust, Series 2019-3, Class A3, 3.040%, 7/25/2059 (a)(g)	516,557	523,719
Verus Securitization Trust, Series 2020-INV1, Class A1, 1.977%, 3/25/2060 (a)(f)	1,932,619	1,948,623
Verus Securitization Trust, Series 2020-2, Class A1, 2.226%, 4/25/2060 (a)(f)	966,574	979,716
Visio Trust, Series 2019-1, Class A3, 3.825%, 6/25/2054 (a)(f)	4,182,693	4,269,865
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A4, 3.000%, 7/25/2049 (a)(f)	882,425	889,239
Wells Fargo Mortgage Backed Securities Trust, Series 2020-2, Class A3, 3.000%, 2/25/2050 (a)(f)	2,898,343	2,968,694

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost – $150,408,185)		151,845,147

Residential Mortgage-Backed Securities – U.S. Government Agency – 5.36%
Federal Home Loan Mortgage Corp., Series 2015-DN1, Class M3, 4.322% (1 Month LIBOR USD + 4.150%), 1/27/2025 (c)	432,637	434,802
Federal Home Loan Mortgage Corp., Series 4799, Class MA, 4.000%, 3/15/2042	1,592,036	1,601,211
Federal Home Loan Mortgage Corp., Series 4794, Class A, 4.000%, 4/15/2042	825,435	830,074
Federal Home Loan Mortgage Corp., Series 4800, Class LA, 4.000%, 4/15/2042	717,025	719,797
Federal Home Loan Mortgage Corp., Series 4809, Class NA, 4.000%, 5/15/2042	757,537	761,120
Federal Home Loan Mortgage Corp., Series 4773, Class EA, 4.000%, 10/15/2042	1,798,863	1,837,697
Federal Home Loan Mortgage Corp., Series 4870, Class LA, 4.000%, 4/15/2043	1,015,815	1,030,526
Federal Home Loan Mortgage Corp., Series 4845, Class DA, 4.000%, 5/15/2043	1,006,980	1,013,197
Federal Home Loan Mortgage Corp., Series 2019-HQA2, Class M2, 2.222% (1 Month LIBOR USD + 2.050%), 4/26/2049 (a)(c)	114,264	109,902
Federal Home Loan Mortgage Corp., Series 2019-DNA3, Class M2, 2.222% (1 Month LIBOR USD + 2.050%), 7/26/2049 (a)(c)	1,961,011	1,876,641
Federal Home Loan Mortgage Corp., Series 2019-HQA3, Class M2, 2.022% (1 Month LIBOR USD + 1.850%), 9/27/2049 (a)(c)	709,226	679,933
Federal Home Loan Mortgage Corp., Series 2019-HQA4, Class M2, 2.222% (1 Month LIBOR USD + 2.050%), 11/26/2049 (a)(c)	3,704,044	3,629,863
Federal Home Loan Mortgage Corp., Series 2020-HQA2, Class M1, 1.272% (1 Month LIBOR USD + 1.100%), 3/25/2050 (a)(c)	1,067,911	1,068,925

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – U.S. Government Agency – (continued)
Federal National Mortgage Association, Series 2014-C03, Class 1M2, 3.172% (1 Month LIBOR USD + 3.000%), 7/25/2024 (c)	$3,659,576	$2,853,456
Federal National Mortgage Association, Series 2015-C02, Class 2M2, 4.172% (1 Month LIBOR USD + 4.000%), 5/27/2025 (c)	723,753	725,564
Federal National Mortgage Association, Series 2019-R01, Class 2M2, 2.622% (1 Month LIBOR USD + 2.450%), 7/25/2031 (a)(c)	2,840,217	2,794,001
Federal National Mortgage Association, Series 2019-R03, Class 1M2, 2.322% (1 Month LIBOR USD + 2.150%), 9/25/2031 (a)(c)	827,302	811,770
Federal National Mortgage Association, Series 2019-R04, Class 2M2, 2.272% (1 Month LIBOR USD + 2.100%), 6/27/2039 (a)(c)	1,679,146	1,657,077
Federal National Mortgage Association, Series 2019-R05, Class 1M2, 2.172% (1 Month LIBOR USD + 2.000%), 7/25/2039 (a)(c)	1,146,459	1,129,239
Federal National Mortgage Association, Series 2019-54, Class A, 3.000%, 7/25/2042	907,711	922,983
Government National Mortgage Association, Series 2010-112, Class QM, 2.500%, 9/20/2039	1,485,054	1,506,291

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost – $29,101,596)		27,994,069

Short-Term Investments – 14.05%	Shares
Money Market Funds – 14.05%
Fidelity Institutional Money Market Government Portfolio, Institutional Class 0.050% (h)	73,272,877	73,272,877

TOTAL SHORT-TERM INVESTMENTS (Cost – $73,272,877)		73,272,877

TOTAL INVESTMENTS – 99.08% (Cost – $514,965,785)		516,898,099

Other Assets in Excess of Liabilities – 0.92%		4,782,879

NET ASSETS – 100.00%		$521,680,978

LIBOR London Inter-Bank Offered Rate

(a)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2020, the value of these securities amounted to $394,185,836 or 75.56% of net assets.

(b)	Security issued on a when-issued basis. On July 31, 2020, the total value of investments purchased on a when-issued basis was $623,125 or 0.87% of net assets.
(c)

Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of July 31, 2020.

(d)	Illiquid security. At July 31, 2020, the value of these securities amounted to $174,657 or 0.03% of net assets.
(e)	Principal only security.
(f)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of July 31, 2020.
(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of July 31, 2020.
(h)	Rate disclosed is the seven-day yield as of July 31, 2020.

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

Schedule of Open Futures Contracts

Short Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)
3 Year ERIS Aged Standard Swap Future	September 2021	(96)	$(9,850,330)	$(297,362)
3 Year ERIS Aged Standard Swap Future	December 2021	(58)	(6,067,374)	(239,959)
2 Year ERIS Aged Standard Swap Future	March 2022	(45)	(4,631,081)	(45,038)
3 Year ERIS Aged Standard Swap Future	June 2022	(42)	(4,478,069)	(212,421)
2 Year ERIS Aged Standard Swap Future	September 2022	(100)	(10,064,700)	(7,226)
3 Year ERIS Aged Standard Swap Future	September 2022	(40)	(4,289,732)	(82,592)
3 Year ERIS Aged Standard Swap Future	March 2023	(50)	(5,225,020)	(135,095)
4 Year ERIS Aged Standard Swap Future	September 2023	(7)	(770,094)	(22,868)
4 Year ERIS Aged Standard Swap Future	September 2024	(50)	(5,057,250)	(11,425)

Total				$(1,053,986)

See accompanying notes which are an integral part of these financial statements.

Statements of Assets and Liabilities

July 31, 2020 (Unaudited)

	Multi-Strategy Income Fund (a)	Financials Income Fund	High Yield Opportunities Fund	UltraShort Income Fund
Assets
Investments in unaffiliated securities at fair value (cost $6,193,540,572, $144,757,544, $72,222,543, and $514,965,785, respectively)	$6,027,856,104	$143,436,417	$71,396,334	$516,898,099
Investments in affiliated securities at fair value (cost $164,124,853, $0, $0, and $0 respectively)	159,566,912	–	–	–
Cash	14,137,342	–	–	–
Deposit at broker for futures	250,067	–	–	180,465
Receivable for fund shares sold	31,291,002	86,165	–	4,909,901
Receivable for investments sold	28,042,499	–	101	241,880
Dividends and interest receivable	19,032,974	1,179,682	1,103,047	722,359
Prepaid expenses	175,377	32,285	20,915	51,845

Total Assets	6,280,352,277	144,734,549	72,520,397	523,004,549

Liabilities
Payable for credit agreements	200,000,000	–	–	–
Payable for investments purchased	29,950,354	–	600,000	545,343
Payable for fund shares redeemed	24,178,520	221,699	12,025	401,054
Payable for distributions to shareholders	6,159,758	234,393	268,037	243,372
Interest payable for credit and reverse repurchase agreements	745,833	–	–	–
Payable to Adviser	4,479,814	49,311	18,678	61,267
Payable to administrator, fund accountant, and transfer agent	520,060	33,047	15,402	29,765
Payable to custodian	102,963	2,263	650	2,894
12b-1 fees accrued	401,939	26,488	2,061	12,764
Other accrued expenses	582,034	33,269	18,796	27,112

Total Liabilities	267,121,275	600,470	935,649	1,323,571

Net Assets	$6,013,231,002	$144,134,079	$71,584,748	$521,680,978

Net Assets consist of:
Paid-in capital	$7,105,336,873	$195,253,289	$76,208,990	$525,039,470
Total distributable earnings (accumulated deficit)	(1,092,105,871)	(51,119,210)	(4,624,242)	(3,358,492)

Net Assets	$6,013,231,002	$144,134,079	$71,584,748	$521,680,978

Class A:
Net Assets	$368,184,533	$3,744,842	$7,089,439	$29,047,157

Shares outstanding (unlimited number of shares authorized, no par value)	36,221,581	432,890	627,733	2,904,438

Net asset value (“NAV”) per share	$10.16	$8.65	$11.29	$10.00

Offering price per share (NAV/0.9775) (b)	$10.39	$8.85	$11.55	$–

Class C:
Net Assets	$97,067,367	$5,916,367	$–	$–

Shares outstanding (unlimited number of shares authorized, no par value)	9,637,269	689,725	–	–

Net asset value (“NAV”) and offering price per share	$10.07	$8.58	$–	$–

Minimum redemption price per share (NAV*0.99) (c)	$9.97	$8.49	$–	$–

Institutional Class:
Net Assets	$5,547,979,102	$134,472,870	$64,495,309	$492,633,821

Shares outstanding (unlimited number of shares authorized, no par value)	547,091,062	15,552,087	5,736,561	49,212,754

Net asset value (“NAV”) and offering price per share	$10.14	$8.65	$11.24	$10.01

(a)	Statement has been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
(b)	Class A shares impose a maximum 2.25% sales charge on purchases. This fee is not charged to shareholders of the UltraShort Income Fund.
(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged.

See accompanying notes which are an integral part of these financial statements.

Statements of Operations

For the Period Ended July 31, 2020 (Unaudited)

	Multi-Strategy Income Fund (a)	Financials Income Fund	High Yield Opportunities Fund	UltraShort Income Fund

Investment Income
Interest	$176,304,428	$4,461,229	$2,259,560	$5,642,518
Dividends from unaffiliated investments	1,402,708	125,244	4,281	–
Dividends from affiliate investments	3,026,963	–	–	–

Total Investment Income	180,734,099	4,586,473	2,263,841	5,642,518

Expenses
Investment Advisory (See Note 4)	27,998,965	840,608	189,207	963,846
12b-1 – Class A	502,141	11,224	8,636	41,505
12b-1 – Class C	507,826	29,146	–	–
Fund accounting	605,651	26,847	19,024	51,336
Administration	401,513	30,024	15,292	32,394
Transfer agent	354,292	30,662	14,109	26,074
Printing	261,325	8,749	1,456	6,465
Custodian	219,138	5,954	1,994	11,838
Legal	211,057	14,561	1,555	4,619
Trustee	146,905	25,566	22,235	27,260
Registration	89,141	48,148	20,297	57,587
Audit & tax	43,019	15,834	12,376	13,013
Insurance	33,033	997	360	1,274
Compliance	8,712	8,712	8,712	8,712
Interest expense	6,942,532	36,799	4	724
Service fees	1,163,153	2,380	–	–
Miscellaneous	53,149	2,093	1,092	1,647

Total Expenses	39,541,552	1,138,304	316,349	1,248,294

Fees contractually recouped (waived) by Adviser (See Note 4)	(410,038)	–	(84,101)	–
Fees voluntarily waived by Adviser (See Note 4)	–	(407,048)	–	(658,424)

Net expenses	39,131,514	731,256	232,248	589,870

Net Investment Income	141,602,585	3,855,217	2,031,593	5,052,648

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments in unaffiliated securities	(416,787,619)	(14,385,412)	(2,175,454)	(3,880,950)
Net realized gain (loss) on investments in affiliated securities	(864,917)	–	–	–
Net realized gain (loss) on futures contracts	(9,775,822)	–	–	(411,456)
Net change in unrealized appreciation (depreciation) on investments in unaffiliated securities	(189,450,191)	(6,850,530)	(1,911,365)	(254,731)
Net change in unrealized appreciation (depreciation) on investments in affiliated securities	(6,251,621)	–	–	–
Net change in unrealized appreciation (depreciation) on futures contracts	9,873,411	–	–	(470,332)

Net realized and unrealized gain (loss) on investments	(613,256,759)	(21,235,942)	(4,086,819)	(5,017,469)

Net increase (decrease) in net assets resulting from operations	$(471,654,174)	$(17,380,725)	$(2,055,226)	$35,179

(a)	Statement has been consolidated. See Notes 1 in the Notes to Financial Statements for basis of consolidation.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Statement of Cash Flows (a)

For the Period Ended July 31, 2020 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$(471,654,174)
Net adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Net amortization and accretion of premium and discount	(17,163,514)
Net realized paydown gains on mortgage backed and other asset backed securities	(26,226,741)
Purchases of short-term investments, net	112,591,960
Purchases of investments	(2,056,520,626)
Proceeds from sales of long-term investments	3,244,126,402
Net change in unrealized depreciation on investments	195,741,736
Net change in unrealized depreciation on futures contracts	(9,873,411)
Net realized loss on investments	417,918,993
Net realized loss on futures contracts	9,775,822
(Increase) Decrease in:
Receivable for investments sold	104,367,162
Dividends and interest receivable	2,101,015
Prepaid expense	(68,510)
(Increase) Decrease in:
Payable for investments purchased	(119,568,082)
Interest payable for credit and reverse repurchase agreements	(63,568)
Variation margin on futures contracts	(168,411)
Payable to Adviser	(1,241,411)
Payable to administrator, fund accountant and transfer agent	70,776
Payable to custodian	33,063
12b-1 fees accrued	198,530
Other accrued expenses	34,387

Net cash used in operating activities	1,384,411,520

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	2,351,373,280
Payment on shares redeemed	(3,581,859,354)
Distributions paid to shareholders	(40,964,527)
Proceeds from reverse repurchase agreements	(53,922,000)
Decrease in payable for credit agreements	(50,000,000)

Net cash provided by (used in) financing activities	(1,375,372,601)

Net change in cash	$9,038,919
CASH:
Beginning Balance	5,348,490

Ending Balance	$14,387,409

SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	$8,169,253
Non-cash financing activities-distributions reinvested	112,463,142
Non-cash financing activities – decrease in receivable for fund shares sold	(3,993,516)
Non-cash financing activities – decrease in payable for fund shares redeemed	(6,497,397)

(a)	Statement has been consolidated. See Note 1 in the notes to Financial Statements for basis of consolidation.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Statements of Changes in Net Assets

	For the Period Ended July 31, 2020 (Unaudited) (a)	For the Year Ended January 31, 2020 (a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$141,602,585	$357,409,580
Net realized gain (loss) on investment transactions and futures contracts	(427,428,358)	(67,650,918)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(185,828,401)	111,648,142

Net increase (decrease) in net assets resulting from operations	(471,654,174)	401,406,804

Distributions to Shareholders
Distributions, Class A	(9,298,181)	(24,133,007)
Distributions, Class C	(2,005,439)	(4,251,542)
Distributions, Institutional Class	(141,124,337)	(332,840,103)

Total distributions	(152,427,957)	(361,224,652)

Capital Transactions – Class A
Proceeds from shares sold	83,046,920	178,400,372
Reinvestment of distributions	6,869,465	19,302,203
Amount paid for shares redeemed	(178,063,598)	(294,918,196)

Total Class A	(88,147,213)	(97,215,621)

Capital Transactions – Class C
Proceeds from shares sold	8,574,495	33,519,282
Reinvestment of distributions	1,610,568	3,613,180
Amount paid for shares redeemed	(19,529,374)	(23,803,674)

Total Class C	(9,344,311)	13,328,788

Capital Transactions – Institutional Class
Proceeds from shares sold	2,255,758,349	2,985,543,282
Reinvestment of distributions	103,983,109	247,376,800
Amount paid for shares redeemed	(3,390,763,779)	(2,671,552,193)

Total Institutional Class	(1,031,022,321)	561,367,889

Net increase (decrease) in net assets resulting from capital transactions	(1,128,513,845)	477,481,056

Total Increase (Decrease) in Net Assets	(1,752,595,976)	517,663,208

Net Assets
Beginning of period	7,765,826,978	7,248,163,770

End of period	$6,013,231,002	$7,765,826,978

Share Transactions – Class A
Shares sold	8,197,952	16,105,826
Shares issued in reinvestment of distributions	678,150	1,742,337
Shares redeemed	(17,348,788)	(26,623,966)

Total Class A	(8,472,686)	(8,775,803)

Share Transactions – Class C
Shares sold	839,491	3,052,618
Shares issued in reinvestment of distributions	160,863	329,002
Shares redeemed	(1,938,530)	(2,167,465)

Total Class C	(938,176)	1,214,155

Share Transactions – Institutional Class
Shares sold	224,598,628	269,958,901
Shares issued in reinvestment of distributions	10,284,925	22,363,357
Shares redeemed	(333,290,393)	(241,477,177)

Total Institutional Class	(98,406,840)	50,845,081

Net increase (decrease) in share transactions	(107,817,702)	43,283,433

(a)	Statement has been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Fund

Statements of Changes in Net Assets

	For the Period Ended July 31, 2020 (Unaudited)	For the Year Ended January 31, 2020
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$3,855,217	$9,217,747
Net realized gain (loss) on investment transactions	(14,385,412)	791,559
Net change in unrealized appreciation (depreciation) on investments	(6,850,530)	5,584,896

Net increase (decrease) in net assets resulting from operations	(17,380,725)	15,594,202

Distributions to Shareholders
Distributions, Class A	(187,513)	(393,425)
Distributions, Class C	(104,563)	(116,087)
Distributions, Institutional Class	(3,869,833)	(8,830,191)

Total distributions	(4,161,909)	(9,339,703)

Capital Transactions – Class A
Proceeds from shares sold	844,090	10,793,760
Reinvestment of distributions	171,597	379,243
Amount paid for shares redeemed	(9,868,792)	(4,822,976)

Total Class A	(8,853,105)	6,350,027

Capital Transactions – Class C
Proceeds from shares sold	1,141,724	4,606,597
Reinvestment of distributions	82,645	89,410
Amount paid for shares redeemed	(869,002)	(672,696)

Total Class C	355,367	4,023,311

Capital Transactions – Institutional Class
Proceeds from shares sold	52,206,697	174,510,258
Reinvestment of distributions	2,566,515	7,903,550
Amount paid for shares redeemed	(158,873,018)	(52,255,398)

Total Institutional Class	(104,099,806)	130,158,410

Net increase (decrease) in net assets resulting from capital transactions	(112,597,544)	140,531,748

Total Increase (Decrease) in Net Assets	(134,140,178)	146,786,247

Net Assets
Beginning of period	278,274,257	131,488,010

End of period	$144,134,079	$278,274,257

Share Transactions – Class A
Shares sold	90,279	1,142,216
Shares issued in reinvestment of distributions	19,198	40,019
Shares redeemed	(1,106,098)	(511,997)

Total Class A	(996,621)	670,238

Share Transactions – Class C
Shares sold	128,693	490,224
Shares issued in reinvestment of distributions	9,437	9,516
Shares redeemed	(96,671)	(71,963)

Total Class C	41,459	427,777

Share Transactions – Institutional Class
Shares sold	5,659,065	18,525,570
Shares issued in reinvestment of distributions	286,849	835,806
Shares redeemed	(17,357,928)	(5,532,478)

Total Institutional Class	(11,412,014)	13,828,898

Net increase (decrease) in share transactions	(12,367,176)	14,926,913

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Statements of Changes in Net Assets

	For the Period July 31, 2020 (Unaudited)	For the Year Ended January 31, 2020
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$2,031,593	$3,896,169
Net realized gain (loss) on investment transactions	(2,175,454)	(252,796)
Net change in unrealized appreciation (depreciation) on investments	(1,911,365)	2,249,727

Net increase (decrease) in net assets resulting from operations	(2,055,226)	5,893,100

Distributions to Shareholders
Distributions, Class A	(199,391)	(326,814)
Distributions, Institutional Class	(1,872,273)	(3,569,773)

Total distributions	(2,071,664)	(3,896,587)

Capital Transactions – Class A
Proceeds from shares sold	360,192	5,569,313
Reinvestment of distributions	199,242	326,335
Amount paid for shares redeemed	(889,396)	(1,012,215)

Total Class A	(329,962)	4,883,433

Capital Transactions – Institutional Class
Proceeds from shares sold	12,847,207	14,597,913
Reinvestment of distributions	411,622	2,550,641
Amount paid for shares redeemed	(9,785,459)	(2,640,433)

Total Institutional Class	3,473,370	14,508,121

Net increase (decrease) in net assets resulting from capital transactions	3,143,408	19,391,554

Total Increase (Decrease) in Net Assets	(983,482)	21,388,067

Net Assets
Beginning of period	72,568,230	51,180,163

End of period	$71,584,748	$72,568,230

Share Transactions – Class A
Shares sold	32,715	478,095
Shares issued in reinvestment of distributions	18,557	27,929
Shares redeemed	(84,386)	(86,859)

Total Class A	(33,114)	419,165

Share Transactions – Institutional Class
Shares sold	1,155,148	1,273,095
Shares issued in reinvestment of distributions	38,476	219,543
Shares redeemed	(989,530)	(226,374)

Total Institutional Class	204,094	1,266,264

Net increase (decrease) in share transactions	170,980	1,685,429

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Statements of Changes in Net Assets

	For the Period July 31, 2020 (Unaudited)	For the Year Ended January 31, 2020
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$5,052,648	$6,993,847
Net realized gain (loss) on investment transactions and futures contracts	(4,292,406)	956,403
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(725,063)	1,482,435

Net increase (decrease) in net assets resulting from operations	35,179	9,432,685

Distributions to Shareholders
Distributions, Class A	(389,155)	(628,556)
Distributions, Institutional Class	(5,229,002)	(6,654,747)

Total distributions	(5,618,157)	(7,283,303)

Capital Transactions – Class A
Proceeds from shares sold	7,898,239	63,947,191
Reinvestment of distributions	353,355	600,472
Amount paid for shares redeemed	(29,966,090)	(21,105,688)

Total Class A	(21,714,496)	43,441,975

Capital Transactions – Institutional Class
Proceeds from shares sold	317,090,546	330,510,853
Reinvestment of distributions	3,871,905	6,099,999
Amount paid for shares redeemed	(180,816,423)	(87,869,255)

Total Institutional Class	140,146,028	248,741,597

Net increase (decrease) in net assets resulting from capital transactions	118,431,532	292,183,572

Total Increase (Decrease) in Net Assets	112,848,554	294,332,954

Net Assets
Beginning of period	408,832,424	114,499,470

End of period	$521,680,978	$408,832,424

Share Transactions – Class A
Shares sold	792,216	6,333,056
Shares issued in reinvestment of distributions	35,677	59,469
Shares redeemed	(3,014,638)	(2,090,001)

Total Class A	(2,186,745)	4,302,524

Share Transactions – Institutional Class
Shares sold	31,861,677	32,753,940
Shares issued in reinvestment of distributions	390,695	604,393
Shares redeemed	(18,333,469)	(8,704,925)

Total Institutional Class	13,918,903	24,653,408

Net increase (decrease) in share transactions	11,732,158	28,955,932

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund – Class A

Consolidated Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2020 (Unaudited)	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018	For the Year Ended January 31, 2017	For the Year Ended January 31, 2016
Selected Per Share Data:
Net asset value, beginning of period	$11.10	$11.04	$11.26	$11.30	$11.28	$12.08

Income from investment operations:
Net investment income (loss)	0.22	0.50	0.52	0.54	0.60	0.66
Net realized and unrealized gain (loss) on investments	(0.92)	0.06	(0.22)	(0.02)	0.12	(0.69)

Total from investment operations	(0.70)	0.56	0.30	0.52	0.72	(0.03)

Less distributions to shareholders:
From net investment income	(0.24)	(0.50)	(0.52)	(0.56)	(0.70)	(0.77)

Total distributions	(0.24)	(0.50)	(0.52)	(0.56)	(0.70)	(0.77)

Net asset value, end of period	$10.16	$11.10	$11.04	$11.26	$11.30	$11.28

Total return (a)(b)	(6.13%)	5.08%	2.72%	4.69%	6.64%	(0.33%)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$368,185	$496,114	$590,386	$538,699	$431,536	$470,926
Ratio of expenses to average net assets after waiver and reimbursement (recapture) (c)(d)(e)(f)	1.46%	1.36%	1.37%	1.40%	1.38%	1.41%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement (recapture) (f)	4.29%	4.46%	4.69%	4.80%	5.42%	5.68%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement (recapture) (f)	4.30%	4.47%	4.67%	4.76%	5.38%	5.69%
Portfolio turnover rate (b)	32.08%	62.94%	71.49%	81.13%	64.45%	43.68%

(a) Total return does not include the effects of sales charges.
(b) Not annualized for periods less than one year.
(c) Ratio of expenses to average net assets before waiver and reimbursement (recapture). (f)	1.47%	1.37%	1.35%	1.36%	1.34%	1.43%
(d) Ratio of expenses to average net assets before waiver and reimbursement (recapture) excluding interest expense. (f)	1.21%	1.20%	1.20%	1.20%	1.20%	1.25%
(e) Ratio of expenses to average net assets after waiver and reimbursement (recapture) excluding interest expense. (f)	1.20%	1.19%	1.22%	1.24%	1.24%	1.24%
(f) Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund – Class C

Consolidated Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2020 (Unaudited)	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018	For the Year Ended January 31, 2017	For the Period Ended January 31, 2016 (a)
Selected Per Share Data:
Net asset value, beginning of period	$11.00	$10.95	$11.17	$11.23	$11.26	$12.06

Income from investment operations:
Net investment income (loss)	0.18	0.41	0.44	0.46	0.56	0.32
Net realized and unrealized gain (loss) on investments	(0.91)	0.06	(0.22)	(0.03)	0.08	(0.70)

Total from investment operations	(0.73)	0.47	0.22	0.43	0.64	(0.38)

Less distributions to shareholders:
From net investment income	(0.20)	(0.42)	(0.44)	(0.49)	(0.67)	(0.42)

Total distributions	(0.20)	(0.42)	(0.44)	(0.49)	(0.67)	(0.42)

Net asset value, end of period	$10.07	$11.00	$10.95	$11.17	$11.23	$11.26

Total return (b)(c)	(6.53%)	4.27%	2.04%	3.90%	5.87%	(3.20%)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$97,067	$116,328	$102,487	$86,923	$47,541	$17,650
Ratio of expenses to average net assets after waiver and reimbursement (recapture) (d)(e)(f)(g)	2.21%	2.11%	2.12%	2.15%	2.12%	2.21%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement (recapture) (g)	3.55%	3.70%	3.94%	4.03%	4.45%	5.65%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement (recapture) (g)	3.56%	3.71%	3.92%	3.99%	4.41%	5.65%
Portfolio turnover rate (c)	32.08%	62.94%	71.49%	81.13%	64.45%	43.68%

(a) Class commenced operations on August 4, 2015.
(b) Total return does not include the effects of sales charges.
(c) Not annualized for periods less than one year.
(d) Ratio of expenses to average net assets before waiver and reimbursement (recapture). (g)	2.22%	2.12%	2.10%	2.11%	2.08%	2.21%
(e) Ratio of expenses to average net assets before waiver and reimbursement (recapture) excluding interest expense. (g)	1.96%	1.95%	1.95%	1.95%	1.95%	1.99%
(f) Ratio of expenses to average net assets after waiver and reimbursement (recapture) excluding interest expense. (g)	1.95%	1.94%	1.97%	1.99%	1.99%	1.99%
(g) Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund – Institutional Class

Consolidated Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2020 (Unaudited)	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018	For the Year Ended January 31, 2017	For the Year Ended January 31, 2016
Selected Per Share Data:
Net asset value, beginning of period	$11.08	$11.02	$11.23	$11.28	$11.27	$12.07

Income from investment operations:
Net investment income (loss)	0.23	0.53	0.55	0.57	0.63	0.72
Net realized and unrealized gain (loss) on investments	(0.92)	0.06	(0.21)	(0.03)	0.12	(0.72)

Total from investment operations	(0.69)	0.59	0.34	0.54	0.75	–

Less distributions to shareholders:
From net investment income	(0.25)	(0.53)	(0.55)	(0.59)	(0.74)	(0.80)

Total distributions	(0.25)	(0.53)	(0.55)	(0.59)	(0.74)	(0.80)

Net asset value, end of period	$10.14	$11.08	$11.02	$11.23	$11.28	$11.27

Total return (a)	(6.20%)	5.45%	3.05%	4.88%	6.96%	(0.09%)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$5,547,979	$7,153,385	$6,555,291	$5,826,546	$4,037,526	$4,006,007
Ratio of expenses to average net assets after waiver and reimbursement (recapture) (b)(c)(d)(e)	1.21%	1.11%	1.12%	1.15%	1.13%	1.19%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement (recapture) (e)	4.52%	4.70%	4.94%	5.06%	5.67%	6.18%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement (recapture) (e)	4.53%	4.71%	4.92%	5.02%	5.63%	6.19%
Portfolio turnover rate (a)	32.08%	62.94%	71.49%	81.13%	64.45%	43.68%

(a) Not annualized for periods of less than one year.
(b) Ratio of expenses to average net assets before waiver and reimbursement (recapture). (e)	1.22%	1.12%	1.10%	1.11%	1.09%	1.21%
(c) Ratio of expenses to average net assets before waiver and reimbursement (recapture) excluding interest expense. (e)	0.96%	0.95%	0.95%	0.95%	0.95%	1.00%
(d) Ratio of expenses to average net assets after waiver and reimbursement (recapture) excluding interest expense. (e)	0.95%	0.94%	0.97%	0.99%	0.99%	0.99%
(e) Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2020 (Unaudited)	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018	For the Year Ended January 31, 2017	For the Year Ended January 31, 2016
Selected Per Share Data:
Net asset value, beginning of period	$9.60	$9.33	$9.45	$9.42	$9.56	$10.14

Income from investment operations:
Net investment income (loss)	0.16	0.40	0.44	0.40	0.48	0.47
Net realized and unrealized gain (loss) on investments	(0.92)	0.27	(0.13)	0.03	(0.17)	(0.60)

Total from investment operations	(0.76)	0.67	0.31	0.43	0.31	(0.13)

Less distributions to shareholders:
From net investment income	(0.19)	(0.40)	(0.43)	(0.40)	(0.45)	(0.45)

Total distributions	(0.19)	(0.40)	(0.43)	(0.40)	(0.45)	(0.45)

Net asset value, end of period	$8.65	$9.60	$9.33	$9.45	$9.42	$9.56

Total return (a)(b)	(7.94%)	7.39%	3.36%	4.69%	3.47%	(1.36%)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$3,745	$13,720	$7,086	$9,377	$6,785	$15,125
Ratio of expenses to average net assets after waiver and reimbursement (c)(d)(e)(f)	0.96%	0.94%	0.94%	0.94%	1.13%	1.20%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement (f)	3.47%	3.78%	4.22%	3.74%	4.44%	4.62%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement (f)	3.90%	4.18%	4.70%	4.16%	4.78%	4.89%
Portfolio turnover rate (b)	20.79%	35.55%	45.27%	101.75%	84.42%	100.93%

(a) Total return does not include the effects of sales charges.
(b) Not annualized for periods less than one year.
(c) Ratio of expenses to average net assets before waiver and reimbursement. (f)	1.39%	1.34%	1.42%	1.36%	1.47%	1.47%
(d) Ratio of expenses to average net assets before waiver and reimbursement excluding interest expense. (f)	1.37%	1.34%	1.42%	1.36%	1.42%	1.37%
(e) Ratio of expenses to average net assets after waiver and reimbursement excluding interest expense. (f)	0.94%	0.94%	0.94%	0.94%	1.08%	1.10%
(f) Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Fund – Class C

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2020 (Unaudited)	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018	For the Year Ended January 31, 2017	For the Period Ended January 31, 2016 (a)
Selected Per Share Data:
Net asset value, beginning of period	$9.51	$9.25	$9.37	$9.37	$9.55	$10.28

Income from investment operations:
Net investment income (loss)	0.14	0.34	0.37	0.33	0.35	0.20
Net realized and unrealized gain (loss) on investments	(0.91)	0.26	(0.12)	0.02	(0.11)	(0.70)

Total from investment operations	(0.77)	0.60	0.25	0.35	0.24	(0.50)

Less distributions to shareholders:
From net investment income	(0.16)	(0.34)	(0.37)	(0.35)	(0.42)	(0.23)

Total distributions	(0.16)	(0.34)	(0.37)	(0.35)	(0.42)	(0.23)

Net asset value, end of period	$8.58	$9.51	$9.25	$9.37	$9.37	$9.55

Total return (b)(c)	(8.14%)	6.59%	2.69%	3.80%	2.73%	(4.97%)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$5,916	$6,162	$2,039	$1,465	$875	$648
Ratio of expenses to average net assets after waiver and reimbursement (d)(e)(f)(g)	1.75%	1.69%	1.69%	1.69%	1.84%	1.97%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement (g)	2.76%	3.02%	3.49%	2.99%	3.58%	4.05%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement (g)	3.19%	3.42%	3.97%	3.41%	3.89%	4.39%
Portfolio turnover rate (c)	20.79%	35.55%	45.27%	101.75%	84.42%	100.93%

(a) Class commenced operations on August 4, 2015.
(b) Total return does not include the effects of sales charges.
(c) Not annualized for periods less than one year.
(d) Ratio of expenses to average net assets before waiver and reimbursement. (g)	2.18%	2.09%	2.17%	2.11%	2.15%	2.32%
(e) Ratio of expenses to average net assets before waiver and reimbursement excluding interest expense. (g)	2.12%	2.09%	2.17%	2.11%	2.12%	2.19%
(f) Ratio of expenses to average net assets after waiver and reimbursement excluding interest expense. (g)	1.69%	1.69%	1.69%	1.69%	1.81%	1.85%
(g) Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Fund – Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2020 (Unaudited)	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018	For the Year Ended January 31, 2017	For the Year Ended January 31, 2016
Selected Per Share Data:
Net asset value, beginning of period	$9.58	$9.32	$9.44	$9.41	$9.56	$10.14

Income from investment operations:
Net investment income (loss)	0.18	0.43	0.46	0.41	0.47	0.46
Net realized and unrealized gain (loss) on investments	(0.91)	0.26	(0.13)	0.05	(0.14)	(0.57)

Total from investment operations	(0.73)	0.69	0.33	0.46	0.33	(0.11)

Less distributions to shareholders:
From net investment income	(0.20)	(0.43)	(0.45)	(0.43)	(0.48)	(0.47)

Total distributions	(0.20)	(0.43)	(0.45)	(0.43)	(0.48)	(0.47)

Net asset value, end of period	$8.65	$9.58	$9.32	$9.44	$9.41	$9.56

Total return (a)	(7.63%)	7.55%	3.61%	4.97%	3.69%	(1.11%)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$134,473	$258,392	$122,363	$106,494	$164,458	$298,244
Ratio of expenses to average net assets after waiver and reimbursement (b)(c)(d)(e)	0.73%	0.69%	0.69%	0.69%	0.87%	0.97%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement (e)	3.69%	4.02%	4.48%	3.98%	4.66%	4.81%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement (e)	4.12%	4.42%	4.96%	4.39%	4.98%	5.10%
Portfolio turnover rate (a)	20.79%	35.55%	45.27%	101.75%	84.42%	100.93%

(a) Not annualized for periods less than one year.
(b) Ratio of expenses to average net assets before waiver and reimbursement. (e)	1.16%	1.09%	1.17%	1.10%	1.19%	1.26%
(c) Ratio of expenses to average net assets before waiver and reimbursement excluding interest expense. (e)	1.12%	1.09%	1.17%	1.10%	1.15%	1.14%
(d) Ratio of expenses to average net assets after waiver and reimbursement excluding interest expense. (e)	0.69%	0.69%	0.69%	0.69%	0.83%	0.85%
(e) Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2020 (Unaudited)	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018	For the Period Ended January 31, 2017 (a)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Selected Per Share Data:
Net asset value, beginning of period	$11.76	$11.39	$12.00	$11.92	$10.80	$11.73	$12.34

Income from investment operations:
Net investment income (loss)	0.31	0.64	0.65	0.68	0.59 (b)	0.64 (b)	0.63 (b)
Net realized and unrealized gain (loss) on investments	(0.47)	0.37	(0.61)	0.06	1.10	(0.94)	(0.46)

Total from investment operations	(0.16)	1.01	0.04	0.74	1.69	(0.30)	0.17

Less distributions to shareholders:
From net investment income	(0.31)	(0.64)	(0.65)	(0.66)	(0.57)	(0.63)	(0.62)
From net realized gain	–	–	–	–	–	–	(0.16)

Total distributions	(0.31)	(0.64)	(0.65)	(0.66)	(0.57)	(0.63)	(0.78)

Net asset value, end of period	$11.29	$11.76	$11.39	$12.00	$11.92	$10.80	$11.73

Total return (c)(d)	(1.19%)	9.08%	0.41%	6.34%	16.00%	(2.57%)	1.46%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$7,089	$7,771	$2,754	$1,298	$745	$705	$2,273
Ratio of expenses to average net assets after waiver and reimbursement (e)(f)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement (f)	5.44%	5.20%	5.28%	5.34%	5.70%	N/A	N/A
Ratio of net investment income (loss) to average net assets after waiver and reimbursement (f)	5.69%	5.44%	5.62%	5.71%	6.13%	5.62%	5.29%
Portfolio turnover rate (d)	29.88%	35.80%	33.27%	45.86%	70.87%	35.45%	33.69%

(a) For the period April 1, 2016 to January 31, 2017. See Note 1 to the Financial Statements.
(b) Calculated based on average shares outstanding during the period.
(c) Total return does not include the effects of sales charges.
(d) Not annualized for periods less than one year.
(e) Ratio of expenses to average net assets before waiver and reimbursement. (f)	1.15%	1.14%	1.24%	1.27%	1.33%	1.11%	1.11%
(f) Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund – Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2020 (Unaudited)	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018	For the Period Ended January 31, 2017 (a)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Selected Per Share Data:
Net asset value, beginning of period	$11.71	$11.35	$11.95	$11.89	$10.77	$11.71	$12.32

Income from investment operations:
Net investment income (loss)	0.32	0.67	0.69	0.71	0.60	0.67 (b)	0.67 (b)
Net realized and unrealized gain (loss) on investments	(0.47)	0.36	(0.61)	0.04	1.12	(0.94)	(0.46)

Total from investment operations	(0.15)	1.03	0.08	0.75	1.72	(0.27)	0.21

Less distributions to shareholders:
From net investment income	(0.32)	(0.67)	(0.68)	(0.69)	(0.60)	(0.67)	(0.66)
From net realized gain	–	–	–	–	–	–	(0.16)

Total distributions	(0.32)	(0.67)	(0.68)	(0.69)	(0.60)	(0.67)	(0.82)

Net asset value, end of period	$11.24	$11.71	$11.35	$11.95	$11.89	$10.77	$11.71

Total return (c)	(1.07%)	9.28%	0.74%	6.53%	16.28%	(2.30%)	1.78%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$64,495	$64,797	$48,426	$51,516	$47,979	$37,538	$52,561
Ratio of expenses to average net assets after waiver and reimbursement (d)(e)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement (e)	5.68%	5.52%	5.59%	5.61%	5.91%	N/A	N/A
Ratio of net investment income (loss) to average net assets after waiver and reimbursement (e)	5.93%	5.76%	5.93%	5.98%	6.33%	5.94%	5.51%
Portfolio turnover rate (c)	29.88%	35.80%	33.27%	45.86%	70.87%	35.45%	33.69%

(a) For the stub period April 1, 2016 to January 31, 2017. See Note 1 to the Financial Statements.
(b) Calculated based on average shares outstanding during the period.
(c) Not annualized for periods less than one year.
(d) Ratio of expenses to average net assets before waiver and reimbursement. (e)	0.90%	0.89%	0.99%	1.02%	1.07%	0.74%	0.73%
(e) Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2020 (Unaudited)	For the Year Ended January 31, 2020	For the Period Ended January 31, 2019 (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.12	$10.02	$10.01

Income from investment operations:
Net investment income (loss)	0.10	0.29	0.20
Net realized and unrealized gain (loss) on investments	(0.10)	0.10	0.01

Total from investment operations	–	0.39	0.21

Less distributions to shareholders:
From net investment income	(0.12)	(0.29)	(0.20)
From net realized gain	–	–	0.00 (b)

Total distributions	(0.12)	(0.29)	(0.20)

Net asset value, end of period	$10.00	$10.12	$10.02

Total return (c)	(0.02%)	3.92%	2.12%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$29,047	$51,529	$7,903
Ratio of expenses to average net assets after waiver and reimbursement (d)(e)	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement (e)	1.82%	2.22%	2.32%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement (e)	2.12%	2.56%	2.76%
Portfolio turnover rate (c)	56.50%	156.42%	178.59%

(a) Class commenced operations on April 30, 2018.
(b) Less than (0.005).
(c) Not annualized for periods less than one year.
(d) Ratio of expenses to average net assets before waiver and reimbursement. (e)	0.80%	0.84%	0.94%
(e) Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund – Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2020 (Unaudited)	For the Year Ended January 31, 2020	For the Period Ended January 31, 2019 (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.12	$10.02	$10.00

Income from investment operations:
Net investment income (loss)	0.12	0.31	0.24
Net realized and unrealized gain (loss) on investments	(0.10)	0.10	0.02

Total from investment operations	0.02	0.41	0.26

Less distributions to shareholders:
From net investment income	(0.13)	(0.31)	(0.24)
From net realized gain	–	–	(0.00	)(b)

Total distributions	(0.13)	(0.31)	(0.24)

Net asset value, end of period	$10.01	$10.12	$10.02

Total return (c)	0.21%	4.16%	2.60%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$492,634	$357,303	$106,596
Ratio of expenses to average net assets after waiver and reimbursement (d)(e)	0.25%	0.25%	0.26%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement (e)	2.02%	2.58%	2.37%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement (e)	2.32%	2.92%	2.88%
Portfolio turnover rate (c)	56.50%	156.42%	178.59%

(a) Class commenced operations on April 2, 2018.
(b) Less than (0.005).
(c) Not annualized for periods less than one year.
(d) Ratio of expenses to average net assets before waiver and reimbursement. (e)	0.55%	0.59%	0.77%
(e) Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Funds Trust

Notes to the Financial Statements

July 31, 2020 (Unaudited)

NOTE 1. ORGANIZATION

Angel Oak Funds Trust (the “Trust”) is a Delaware statutory trust organized on June 20, 2014 and registered with the U.S. Securities and Exchange Commission as an open-end management investment company, as defined in the Investment Company Act of 1940 as amended (the “1940 Act”). The Trust consists of four series, Angel Oak Multi-Strategy Income Fund (the “Multi-Strategy Income Fund”), Angel Oak Financials Income Fund (the “Financials Income Fund”), Angel Oak High Yield Opportunities Fund (the “High Yield Opportunities Fund”), and Angel Oak UltraShort Income Fund (the “UltraShort Income Fund”) (the “Funds”). Please see the table below for a summary of class specific information:

	Commencement of Operations	Front-End Sales Charge	Back-End Sales Charge	12b-1 Fees
Multi-Strategy Income Fund
Class A	6/28/2011	2.25%	N/A	0.25%
Class C	8/4/2015	N/A	1.00%	1.00%
Institutional Class	8/16/2012	N/A	N/A	N/A
Financials Income Fund
Class A	11/3/2014	2.25%	N/A	0.25%
Class C	8/4/2015	N/A	1.00%	1.00%
Institutional Class	11/3/2014	N/A	N/A	N/A
High Yield Opportunities Fund
Class A	7/31/2012	2.25%	N/A	0.25%
Class C	N/A	N/A	1.00%	1.00%
Institutional Class	3/31/2009	N/A	N/A	N/A
UltraShort Income Fund
Class A	4/30/2018	N/A	N/A	0.25%
Class C	N/A	N/A	1.00%	1.00%
Institutional Class	4/2/2018	N/A	N/A	N/A

The investment objective of the Multi-Strategy Income Fund is current income. The investment objective of the Financials Income Fund is to seek current income with a secondary objective of total return. The investment objective of High Yield Opportunities Fund is to earn a high level of current income with a secondary objective of capital appreciation. The investment objective of the UltraShort Income Fund is to provide current income while seeking to minimize price volatility and maintain liquidity. The Multi-Strategy Income Fund, Financials Income Fund, and High Yield Opportunities Fund are diversified series of the Trust. The UltraShort Income Fund is a non-diversified series of the Trust, which means that it can invest a higher percentage of assets in any one issuer. Investing in a non-diversified fund may entail greater risks than is normally associated with more widely diversified funds.

The Multi-Strategy Income Fund is the successor in interest to a fund (the “Predecessor Multi-Strategy Income Fund”) having the same name and investment objective that was included as a series of another investment company, Valued Advisers Trust, and that was also advised by the Multi- Strategy Income Fund’s investment adviser, Angel Oak Capital Advisors, LLC (the “Adviser”). On March 26, 2015, the shareholders of the Predecessor Multi-Strategy Income Fund approved the reorganization of the Predecessor Multi-Strategy Income Fund with and into the Multi-Strategy Income Fund, and effective as of the close of business on April 10, 2015, the assets and liabilities of the Predecessor Multi-Strategy Income Fund were transferred to the Trust in exchange for shares of the Multi-Strategy Income Fund. Costs incurred by the Multi-Strategy Income Fund in connection with the reorganization were paid by the Adviser. The Predecessor Multi-Strategy Income Fund ceased offering its Class C shares and converted them into Class A shares effective as of the close of business April 2, 2015.

The High Yield Opportunities Fund is the successor in interest to the Rainier High Yield Fund (the “Predecessor High Yield Fund”), which had the same investment objective and was included as a series of another investment company, Rainier Investment Management Mutual Funds, and that was advised by Rainier Investment Management, LLC. On April 15, 2016, the shareholders of the Predecessor High Yield Fund approved the reorganization of the Original Shares and Institutional Shares of the Predecessor High Yield Fund with and into the Class A shares and Institutional Class shares of the Angel Oak High Yield Opportunities Fund, and effective as of the close of business on April 15, 2016, the assets and liabilities of the Predecessor High

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 1. ORGANIZATION – (continued)

Yield Fund were transferred to the Trust in exchange for shares in the Angel Oak High Yield Opportunities Fund. Costs incurred by the Angel Oak High Yield Opportunities Fund in connection with the reorganization were paid by the Adviser. The fiscal year end of the Predecessor High Yield Fund was March 31, 2016. The reporting period ended January 31, 2017 for the High Yield Opportunities Fund was April 1, 2016 through January 31, 2017. Operations prior to April 15, 2016 were for the Predecessor High Yield Fund. Net assets and shares outstanding on April 15, 2016 were $705,808 and 64,250 for Original Shares and $37,954,151 and 3,463,606 for Institutional Shares, respectively, all of which were transferred into the Trust at NAV at the close of business on April 15, 2016.

The Financials Income Fund commenced operations on November 3, 2014, under the name “Angel Oak Flexible Income Fund.” On March 16, 2016, shareholders approved a change to the Fund’s fundamental investment policy on the concentration of investments. On December 16, 2018, the Fund’s name was changed to “Angel Oak Financials Income Fund,” and the Fund adopted a new investment policy pursuant to Rule 35d-1 under the 1940 Act, and made certain other changes to the Fund’s investment strategies. As a result, the Fund’s performance during periods prior to these dates may have differed had the Fund’s current investment policies and strategies been in place at those times.

Wholly-Owned Subsidiaries – As part of its investment strategies, the Multi-Strategy Income Fund invests directly or, to comply with certain regulations, through wholly-owned and controlled subsidiaries formed by the Fund, Hyperion Loan Funding Trust (“Hyperion”) and Titan Loan Funding Trust (“Titan”), each a statutory trust organized under the laws of the state of Delaware, each incorporated on August 2, 2018. Hyperion and Titan act as investment vehicles in order to purchase residential and commercial real estate whole loans, participations in such loans, or instruments representing the right to receive interest payments and principal due on such loans. The allocation of the Multi-Strategy Income Fund’s investments, if any, in Hyperion or Titan will vary over time and might not include all of the types of investments described above.

On July 31, 2020, investments in Hyperion and Titan represented 1.87% and 0.20% of the total net assets of the Multi-Strategy Income Fund, respectively.

The consolidated financial statements of the Multi-Strategy Income Fund includes the investment activity and financial statements of Hyperion and Titan. All intercompany accounts and transactions have been eliminated in consolidation. Because the Multi-Strategy Income Fund may invest a substantial portion of its assets in its respective subsidiaries, the Multi-Strategy Income Fund may be considered to be investing indirectly in some of those investments through its subsidiary. For that reason, references to the Multi-Strategy Income Fund may also encompass its subsidiaries.

At July 31, 2020, investments held by Hyperion and Titan included whole loans, valued at $112,108,171 and $12,283,034, respectively. In addition, Hyperion and Titan held $5,172,128 and $8,965,214 in cash, respectively.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in accordance with the accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 “Financial Services-Investment Companies”.

Securities Valuation and Fair Value Measurements – The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations, whole loans, and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Funds’ valuation processes and reports quarterly

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of the Adviser the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value each Fund’s net assets as of July 31, 2020:

Multi-Strategy Income Fund
Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$593,097,678	$–	$593,097,678
Collateralized Debt Obligations	–	37,504,017	–	37,504,017
Collateralized Loan Obligations	–	423,384,414	–	423,384,414
Commercial Mortgage-Backed Securities	–	90,054,092	–	90,054,092
Commercial Mortgage-Backed Securities – U.S. Government Agency	–	90,949,333	–	90,949,333
Corporate Obligations	–	265,419,693	3,725,000	269,144,693
Investment Companies	159,566,912	–	–	159,566,912
Preferred Stocks	17,750,149	–	–	17,750,149
Residential Mortgage-Backed Securities	–	4,117,183,646	9,517	4,117,193,163
Residential Mortgage-Backed Securities – U.S. Government Agency	–	177,701,951	–	177,701,951
Whole Loans	–	124,391,205	–	124,391,205
Short-Term Investments	86,685,409	–	–	86,685,409
Total	$264,002,470	$5,919,686,029	$3,734,517	$6,187,423,016

See the Consolidated Schedule of Investments for further dissaggregation of investment categories. During the period ended July 31, 2020, the Fund recognized $1,709,517 of transfers from Level 2 to Level 3. There were no transfers to or from Level 1. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Multi-Strategy Income Fund	Balance as of 01/31/2020	Discounts/ Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 07/31/2020
Corporate Obligations	$2,025,000	$–	$–	$–	$–	$–	$1,700,000	$–	$3,725,000
Residential Mortgage-Backed Securities	$–	$–	$–	$–	$–	$–	$9,517	$–	$9,517

The total change in unrealized appreciation (depreciation) included in the Consolidated Statement of Operations attributable to Level 3 investments still held at July 31, 2020 is $0.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

Multi-Strategy Income Fund	Fair Value as of 07/31/2020	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input*
Corporate Obligations	$2,025,000	Consensus Pricing	Third party	$15.00
Corporate Obligations	$1,700,000	Model Valuation	Fundamentals, external credit rating, and internal BankSURF ratings	$850.00
Residential Mortgage-Backed Securities	$9,517	Model Valuation	Value of the call rights and value of the collateral of the deal	$0.95

*	Each input presents information for one security and reflects the value as of July 31, 2020.

Financials Income Fund
Assets	Level 1	Level 2	Level 3	Total
Collateralized Debt Obligations	$–	$18,179,321	$–	$18,179,321
Common Stocks	2,240,475	–	–	2,240,475
Corporate Obligations	–	117,936,139	1,700,000	119,636,139
Preferred Stocks	909,741	–	–	909,741
Short-Term Investments	2,470,741	–	–	2,470,741
Total	$5,620,957	$136,115,460	$1,700,000	$143,436,417

See the Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2020, the Fund recognized $1,700,000 of transfers from Level 2 to Level 3. There were no transfers to or from Level 1. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Financials Income Fund	Balance as of 01/31/2020	Discounts/ Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 07/31/2020
Corporate Obligations	$–	$–	$–	$–	$–	$–	$1,700,000	$–	$1,700,000

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at July 31, 2020, is $0.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

Financials Income Fund	Fair Value as of 07/31/2020	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input*
Corporate Obligations	$1,700,000	Model Valuation	Fundamentals, external credit rating, and internal BankSURF ratings	$850.00

*	Table presents information for one security, which is valued at $850.00 as of July 31, 2020.

High Yield Opportunities Fund
Assets	Level 1	Level 2	Level 3	Total
Collateralized Loan Obligations	$–	$1,640,328	$–	$1,640,328
Common Stocks	–	–	53,245	53,245
Corporate Obligations	–	66,334,528	–	66,334,528
Short-Term Investments	3,368,233	–	–	3,368,233
Total	$3,368,233	$67,974,856	$53,245	$71,396,334

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

See the Schedule of Investments for further dissaggregation of investment categories. For the period ended July 31, 2020, the High Yield Opportunities Fund did not recognize any transfers to or from Level 3. See the summary of quatitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

High Yield Opportunities Fund	Balance as of 01/31/2020	Discounts/ Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 07/31/2020
Common Stocks	$67,135	$–	$–	$(13,890)	$–	$–	$–	$–	$53,245

The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributed to Level 3 investments still held at July 31, 2020 is ($13,890).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

High Yield Opportunities Fund	Fair Value as of 07/31/2020	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input*
Common Stocks	$53,245	Broker Quote	Third party	$11.50

*	Table presents information for one security, which is valued at $11.50 as of July 31, 2020.

UltraShort Income Fund
Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$203,022,460	$—	$203,022,460
Collateralized Loan Obligations	—	46,673,357	—	46,673,357
Commercial Mortgage-Backed Securities	—	8,409,193	—	8,409,193
Commercial Mortgage-Backed Securities—U.S. Government Agency	—	930,949	—	930,949
Corporate Obligations	—	4,750,047	—	4,750,047
Residential Mortgage-Backed Securities	—	151,845,147	—	151,845,147
Residential Mortgage-Backed Securities—U.S. Government Agency	—	27,994,069	—	27,994,069
Short-Term Investments	73,272,877	—	—	73,272,877
Total	$73,272,877	$443,625,222	$—	$516,898,099
Other Financial Instruments*
Liabilities
Futures Contracts	$1,053,986	$—	$—	$1,053,986

*

Other financial instruments are derivative instruments, such as futures. Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Investments.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2020, the UltraShort Income Fund did not recognize any transfers to or from Level 3.

Federal Income Taxes – The Funds intend to elect and continue to qualify to be taxed as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds generally will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. The Funds generally intend to operate in a manner such that they will not be liable for federal income or excise taxes.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

expense on the Statements of Operations. During the period ended July 31, 2020, the Funds did not incur any interest or penalties. The Funds have reviewed all open tax years and major jurisdictions and concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Services and state departments of revenue.

Security Transactions and Income Recognition – Investment security transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income and expense is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective yield method, based on each security’s estimated life and recoverable principal and recorded in interest income on the Statements of Operations. Dividend income and corporate transactions, if any, are recorded on the ex-date. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of the information from the issuer. The actual character of distributions to the Funds’ shareholders will be reflected in the Form 1099 received by shareholders after the end of the calendar year.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis. Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation and expenses are allocated to each class based on the net assets in relation to the relative net assets of each Fund.

Dividends and Distributions – Distributions from each Fund’s net investment income are accrued daily and typically paid monthly. The Funds intend to distribute their net realized long term capital gains and their net realized short term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the year ended January 31, 2020, there were no reclassifications.

Share Valuation – The NAV per share of a class of shares of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, attributable to that class, minus all liabilities (including estimated accrued expenses) attributable to that class by the total number of shares of that class outstanding, rounded to the nearest cent. The Funds’ NAV will not be calculated on the days on which the New York Stock Exchange is closed for trading.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Indemnifications – Under the Trust’s organizational documents, the Trust will indemnify its officers and trustees for certain liabilities that may arise from performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representatives and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

Cash and Cash Equivalents – Cash and cash equivalents are highly liquid assets including coin, currency and short-term investments that typically mature in 30-90 days. Short-term investments can include U.S. government and government agency

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

securities, investment grade money market instruments, investment grade fixed-income securities, repurchase agreements, commercial paper and cash equivalents. Cash equivalents are extremely low risk assets that are liquid and easily converted into cash. These investments are only considered equivalents if they are readily available and are not restricted by some agreement. When the Adviser believes market, economic or political conditions are unfavorable for investors, the Adviser may invest up to 100% of a Fund’s net assets in cash, cash equivalents or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets or the U.S. economy. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

Asset-Backed and Mortgage-Backed Securities and Whole Loan Risks – Prepayment risk is associated with mortgage-backed and asset-backed securities, including collateralized loan obligations (“CLOs”), and whole loans. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Funds’ investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Funds to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Funds to successfully utilize these instruments may depend on the ability of the Funds’ Adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset-backed securities may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. Whole loans are sold in their entirety rather than being pooled with other mortgages. Whole loans are mortgage loans sold to an investor in a secondary market. The investor purchasing the loan assumes full responsibility of the loan and all the contractual terms and rights associated with the funds. The credit risk on such loans is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities, including CLOs, may decline and therefore may not be adequate to cover underlying investors. Mortgage-backed securities and other securities issued by participants in housing and commercial real estate finance, as well as other real estate-related markets have experienced extraordinary weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards, corporate loans and other loans that may collateralize the securities in which the Funds may invest could negatively impact the value of the Funds’ investments. To the extent the Funds focus their investments in particular types of mortgage-backed or asset-backed securities, including CLOs, and whole loans, the Funds may be more susceptible to risk factors affecting such types of investments.

Subordinated Debt of Banks and Diversified Financial Companies – The Funds may invest in subordinated debt securities, sometimes also called “junior debt”, which are debt securities for which the issuer’s obligations to make principal and interest payments are secondary to the issuer’s payment obligations to more senior debt securities. Such investments will consist primarily of debt issued by community banks or savings intuitions (or their holding companies), which are subordinated to senior debt issued by the banks and deposits held by the bank, but are senior to trust preferred obligations, preferred stock and common stock issued by the bank.

Investment Company Securities – The Funds may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”), closed-end funds and open-end (mutual) funds (also called underlying funds). When a Fund invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Funds invest in shares of ETFs and underlying funds their performances are directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives, as well as the allocation of each Fund’s assets among the ETFs and underlying funds by the Adviser. Accordingly, the Funds’ investment performance will be influenced by the investment strategies of and risks associated with the ETFs and underlying funds in direct proportion to the amount of assets the Funds allocate to the ETFs and underlying funds utilizing such strategies.

Common and Preferred Stocks – The Funds may invest in common stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition,

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price. The Funds may also invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market values of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. If you invest in the Funds, you should be willing to accept the risks of the stock market (to the extent that a Fund invests in common stock) and should consider an investment in the Funds only as a part of your overall investment portfolio.

Futures Contracts – The Funds may enter into futures contracts to hedge various investments for risk management as well as speculative purposes. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contract and may realize a loss. See Note 3 for information on futures contract activity during the period ended July 31, 2020.

Reverse Repurchase Agreements – A reverse repurchase agreement is the sale by the Funds of a security to a party for a specified price, with the simultaneous agreement by the Funds to repurchase that security from that party on a future date at a higher price. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Funds. In such situations, the Funds may incur losses as a result of a possible decline in the value of the underlying security during the period while the Funds seek to enforce their rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. The Funds will segregate assets determined to be liquid by the Adviser or otherwise cover its obligations under reverse repurchase agreement.

NOTE 3. DERIVATIVE TRANSACTIONS

The effect of derivative instruments on the Consolidated Statements of Operations for the period ended July 31, 2020 for the Multi-Strategy Income Fund:

Multi-Strategy Income Fund
Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$(9,775,822)

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 3. DERIVATIVE TRANSACTIONS – (continued)

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation (depreciation) on futures contracts	$9,873,411

For the Multi-Strategy Income Fund the average monthly notional value of short futures contracts during the period ended July 31, 2020 was ($24,549,413).

The following tables present a summary of the value of derivative instruments as of July 31, 2020 and the effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2020 for the UltraShort Income Fund.

UltraShort Income Fund
Derivatives	Type of Derivative Risk	Statement of Assets and Liabilities Location*	Liabilities
Futures Contracts	Interest Rate	Deposit at broker for futures	$6,205

The effect of derivative instruments on the Statements of Operations for the period ended July 31, 2020 for the UltraShort Income Fund:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$(411,456)

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation (depreciation) on futures contracts	$(470,332)

For the UltraShort Income Fund the average monthly notional value of short futures contracts during the period ended July 31, 2020, was ($50,464,917).

Balance Sheet Offsetting Information

During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of July 31, 2020, the Funds were not subject to any netting agreements.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 3. DERIVATIVE TRANSACTIONS – (continued)

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2020.

UltraShort Income Fund
				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts*	$6,205	$–	$6,205	$–	$6,205	$–

*	Deposit at brokers for futures on the Statement of Assets and Liabilities includes the daily change in variation margin as of July 31, 2020.

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

NOTE 4. FEES AND OTHER RELATED PARTY TRANSACTIONS

Under the terms of the investment advisory agreement, on behalf of the Funds (the “Agreement”), the Adviser manages the Funds’ investments subject to oversight of the Trustees. As compensation for its management services, Multi-Strategy Income Fund, Financials Income Fund, High Yield Opportunities Fund, and UltraShort Income Fund are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.89%, 0.89%, 0.55%, and 0.44%, respectively, of the average daily net assets of the Fund.

The Adviser contractually agreed to waive or limit its fees and to assume other expenses of the Multi-Strategy Income Fund, the Financials Income Fund, the High Yield Opportunities Fund, and the UltraShort Income Fund until May 31, 2021, so that the Total Annual Fund Operating Expenses of each Fund do not exceed 0.99%, 0.85%, 0.65%, and 0.49%, respectively. Effective December 1, 2016, the Adviser also voluntarily agreed to waive its fees and/or reimburse certain expenses to limit the total annual fund operating expenses after Fee Waiver/Expense Reimbursement to 0.69% of the Financials Income Fund’s average daily net assets. Effective May 7, 2018, the Adviser also voluntarily agreed to waive its fees and/or reimburse certain expenses to limit the Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement to 0.25% of the UltraShort Income Fund’s average daily net assets. These voluntary waivers are in addition to the contractual fee waiver/expense limitation agreement discussed above and may be discontinued at any time. During the period ended July 31, 2020, the Financials Income Fund and UltraShort Income Fund voluntarily waived $407,048 and $658,424 of expenses, respectively. Fees waived under these voluntary waivers are not subject to recoupment by the Adviser. These operating expense limitations do not apply to front-end sales loads, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and indirect expenses (such as “acquired funds fees and expenses”). In addition, the Adviser has contractually agreed through May 31, 2021 to waive the amount of the Multi-Strategy Income Fund’s management fee to the extent necessary to offset the proportionate share of the management fees incurred by the Fund through its investment in underlying funds for which the Adviser also serves as investment adviser (affiliated investments). This contractual waiver is not subject to recoupment by the Adviser. This arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. During the period ended July 31, 2020, the Multi-Strategy Income Fund waived $410,038 of management fees of underlying Funds.

The contractual waiver and/or reimbursement by the Adviser with respect to the Funds is subject to repayment by the Funds within 36 months following the month in which that particular waiver and/or reimbursement occurred, provided that the Funds are able to make the repayment without exceeding the expense limitations described above or the expense limitation in effect at the time of the reimbursement (whichever is lower). During the period ended July 31, 2020, the High Yield Opportunities Fund waived $84,101 of expenses. During the period ended July 31, 2020, the High Yield Opportunities Fund had $86,810 of previously waived expenses expire. The expense limitation agreement specifically refers to amounts that are contractually

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 4. FEES AND OTHER RELATED PARTY TRANSACTIONS – (continued)

waived, see Statements of Operations. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions at July 31, 2020 are included in the table below. Fees waived by the Predecessor High Yield Fund are not subject to recoupment by the Angel Oak High Yield Opportunities Fund.

	Recoverable through January 31, 2021	Recoverable through January 31, 2022	Recoverable through January 31, 2023	Recoverable through January 31, 2024
Multi-Strategy Income Fund	$–	$–	$–	$–
Financials Income Fund	$–	$–	$–	$–
High Yield Opportunities Fund	$113,525	$170,618	$166,530	$84,101
UltraShort Income Fund	N/A	$20,922	$–	$–

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Class A, and Class C shares, as applicable. The Distribution Plan provides that the Funds may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of Class A shares and at an annual rate of up to 1.00% of the average daily net assets of Class C shares. No distribution fees are paid by Institutional Class shares. These fees may be used by the Distributor to provide compensation for sales support, distribution activities or shareholder servicing activities. For the period ended July 31, 2020, Multi-Strategy Income Fund, Financials Income Fund, High Yield Opportunities Fund, and UltraShort Income Fund incurred distribution fees of $1,009,967, $40,370, $8,636 and $41,505, respectively.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodians; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds. U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Funds.

Certain officers, Trustees and shareholders of the Funds are also owners or employees of the Adviser.

NOTE 5. SECURITIZATION TRANSACTION

On November 5, 2015, the Multi-Strategy Income Fund and the Financials Income Fund participated in the offering of the Financial Institution Note Securitization 2015-1, LTD (FINS 2015-1). As part of the offering, Multi Strategy Income Fund purchased $12,927,000 of Class A notes, $6,275,000 of Class C notes and 11,231,000 preferred shares and Financials Income Fund purchased $7,673,000 of Class A notes, $3,725,000 of Class C notes and 6,666,666 preferred shares of FINS 2015-1. In February 2016, Financials Income Fund sold $7,673,000 of Class A notes. See the Schedule of Investments (consolidated where applicable) for current shares held. The Adviser has been named as the collateral surveillance and analysis provider of FINS 2015-1. The collateral manager may consult with the collateral surveillance and analysis provider prior to making certain decisions; however, the collateral manager will not be required to follow any position taken by or recommendation made by the collateral surveillance and analysis provider in any such consultation.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 6. INVESTMENT TRANSACTIONS

For the period ended July 31, 2020, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government securities, were as follows:

	Purchases	Sales
Multi-Strategy Income Fund	$2,074,738,914	$3,328,155,243
Financials Income Fund	$38,223,250	$130,781,833
High Yield Opportunities Fund	$19,989,608	$19,751,599
UltraShort Income Fund	$303,619,046	$221,080,227

For the period ended July 31, 2020, there were $274,542,963 of long-term purchases and $424,989,215 of long-term sales of U.S. Government securities for the Multi-Strategy Income Fund. For the period ended July 31, 2020, there were $24,575,515 of long-term purchases and $17,843,403 of long-term sales of U.S. Government securities for the UltraShort Income Fund. There were no long-term purchases or sales of U.S. Government securities for the Financials Income Fund or High Yield Opportunities Fund. These amounts are included in the aggregate purchases and sales of investment securities displayed in the table above.

During the period ended July 31, 2020, the Multi-Strategy Income Fund purchased securities from a Fund within the Trust and accounts of the Adviser, in accordance with the Rule 17a-7 procedures adopted by the Trust, at a value of $3,672,290. During the period ended July 31, 2020, the Multi-Strategy Income Fund sold securities to other affiliated Funds, in accordance with the Rule 17a-7 procedures adopted by the Trust, at a value of $11,488,766. The Multi-Strategy Income Fund experienced a loss of $520,433 on the sale of these securities. During the period ended July 31, 2020, the Financials Income Fund sold securities to other affiliated Funds and accounts of the Adviser, in accordance with the Rule 17a-7 procedures adopted by the Trust, at a value of $59,665,738. The Financials Income Fund experienced a loss of $1,458,820 on the sale of these securities. During the period ended July 31, 2020 the UltraShort Income Fund sold securities to another Fund within the Trust, in accordance with Rule 17a-7 procedures adopted by the Trust, at a value of $3,281,094. The UltraShort Income Fund experienced a loss of $229,184 on the sale of these securities.

NOTE 7. TRANSACTIONS WITH AFFILIATES

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee Fund have the same investment advisor or where the investee Fund’s investment advisor is under common control with the Fund’s investment advisor.

The Multi-Strategy Income Fund had the following transactions during the period ended July 31, 2020, with affiliates:

					Period Ended July 31, 2020
Security Name	Value as of February 1, 2020	Purchases	Sales	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates	Value as of July 31, 2020	Share Balance	Dividend Income	Net Realized Gain (Loss) on Investments in Affiliates
Financials Income Fund	$38,441,648	$10,000,000	$—	$(3,913,421)	$44,528,227	5,147,772	$954,880	$–
High Yield Opportunities Fund	$34,350,384	$10,000,000	$(4,500,000)	$(1,486,119)	$37,499,348	3,336,241	$1,074,160	$(864,917)
UltraShort Income Fund	$78,391,417	$—	$—	$(852,081)	$77,539,337	7,746,187	$997,923	$–
Total	$151,183,449	$20,000,000	$(4,500,000)	$(6,251,621)	$159,566,912	16,230,200	$3,026,963	$(864,917)

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At July 31, 2020, UBS Wealth Management USA (“UBS”) owned, as record shareholder, 30% of the outstanding shares of the Financials Income Fund. At July 31, 2020, Angel Oak Multi-Strategy

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 8. BENEFICIAL OWNERSHIP – (continued)

Income Fund owned, as beneficial shareholder, 52% of the outstanding shares of High Yield Opportunities Fund, and 31% of the outstanding shares of Financials Income Fund. At July 31, 2020, National Financial Services, LLC (“NFS”) owned, as record shareholder, 29% of the outstanding shares of UltraShort Income Fund. It is not known whether UBS or NFS, or any other underlying beneficial owners owned or controlled 25% or more of the voting securities of the Funds. At July 31, 2020, no shareholder held more than 25% of the outstanding shares of the Multi-Strategy Income Fund.

NOTE 9. FEDERAL TAX INFORMATION

The tax characterization of distributions paid for the year or period ended January 31, 2020 and January 31, 2019 were as follows:

	Multi-Strategy Income Fund		Financials Income Fund
	2020	2019	2020	2019
Distributions paid from:
Ordinary Income	$361,224,652	$341,759,092	$9,339,703	$5,924,046
Net Long-Term Capital Gain	–	–	–	–
Total	$361,224,652	$341,759,092	$9,339,703	$5,924,046

	High Yield Opportunities Fund		UltraShort Income Fund
	2020	2019	2020	2019
Distributions paid from:
Ordinary Income	$3,896,587	$2,959,948	$7,283,303	$1,793,313
Net Long-Term Capital Gain	–	–	–	14,822
Total	$3,896,587	$2,959,948	$7,283,303	$1,808,135

At January 31, 2020, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Multi-Strategy Income Fund	Financials Income Fund	High Yield Opportunities Fund	UltraShort Income Fund
Tax Cost of Investments	$8,023,041,972	$273,661,741	$70,805,361	$410,330,209
Unrealized Appreciation*	150,819,864	6,106,607	2,552,319	2,244,958
Unrealized Depreciation*	(125,843,899)	(908,070)	(1,483,411)	(66,416)
Net Unrealized Appreciation (Depreciation) *	$24,975,965	$5,198,537	$1,068,908	$2,178,542
Undistributed Ordinary Income	6,535,415	293,992	219,398	257,517
Undistributed Long-Term Gain (Loss)	–	–	–	–
Accumulated Gain (Loss)	$6,535,415	$293,992	$219,398	$257,517
Other Accumulated Gain (Loss)	(499,535,120)	(35,069,105)	(1,785,658)	(211,573)
Distributable Earnings (Accumulated Deficit)	$(468,023,740)	$(29,576,576)	$(497,352)	$2,224,486

*	Represents aggregated amounts of Fund’s investments, reverse repurchase agreements and futures.

The temporary differences between book basis and tax basis in the Funds are primarily attributable to wash sale loss deferrals, distributions payable, mark-to-markets, and other temporary differences.

As of January 31, 2020, Multi-Strategy Income Fund, Financials Income Fund, High Yield Opportunities Fund, and UltraShort Income Fund had available for federal tax purposes an unused capital loss carryforward of $492,374,035, $34,864,269, $1,569,830, and $0, respectively, which is available for offset against future taxable net capital gains. The Financials Income Fund utilized $779,120 of capital loss carryforward.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 9. FEDERAL TAX INFORMATION – (continued)

To the extent these carryforwards are used to offset futures gains, it is probable that the amount offset will not be distributed to shareholders. The carryforward expires as follows:

	Multi-Strategy Income Fund	Financials Income Fund	High Yield Opportunities Fund	UltraShort Income Fund
No expiration short-term	$218,778,542	$22,645,074	$309,568	–
No expiration long-term	$273,595,493	$12,219,195	$1,260,262	–
Total	$492,374,035	$34,864,269	$1,569,830	–

Certain capital losses incurred after October 31 and within the current taxable year, are deemed to arise on the first business day of the Funds’ following taxable year. For the tax period ended January 31, 2020, the Multi-Strategy Income Fund, Financials Income Fund, High Yield Opportunities Fund, and UltraShort Income Fund did not defer any post-October losses.

NOTE 10. CREDIT AGREEMENTS

In August 2015, as amended October 2018, the Multi-Strategy Income Fund entered into a $400 million secured, committed, margin facility (the “Facility”) with Société Générale, which expires in October 2020. Under the Facility, interest is charged a floating rate based on the 3-month LIBOR rate plus 1.10% and is payable on the last day of each interest period, which was 1.35% as of July 31, 2020. Under the previous terms, there was a maximum commitment of $375,000,000 and interest was charged on a floating rate based on the 3-month LIBOR rate plus 1.35%. For the period ended July 31, 2020, the average principal balance and interest rate was approximately $278,021,978 and 2.59%, respectively. The Multi-Strategy Income Fund is required to pay a commitment fee under the Facility on undrawn amounts, and an additional fee if the level of debt outstanding falls below a certain percentage. During the reporting period the Multi-Strategy Income Fund was required to pay these commitment fees on undrawn amounts, which was 0.25% as of July 31, 2020. For the period ended July 31, 2020, these expense and commitment fees, amounted to $3,779,167 and is included in the Interest and Commissions expense line item that is reflected in the Consolidated Statements of Operations. Under the terms of the Facility, the Multi-Strategy Income Fund is also required to satisfy certain collateral requirements and maintain a certain level of net assets. For additional information, see the Consolidated Schedule of Investments. As of July 31, 2020, the outstanding principal balance under the Facility was $200 million. The amount of the maximum loan outstanding during the period was $350 million from March 23, 2020 through June 7, 2020.

U.S. Bank, N.A. has made available to the Multi-Strategy Income Fund, Financials Income Fund, High Yield Opportunities Fund, and UltraShort Income Fund a $600,000,000 secured credit facility, pursuant to a Loan Agreement (“Agreement”) effective June 8, 2016, as amended May 22, 2020, expiring on October 30, 2020, for the purposes of having cash available to satisfy redemption requests. Prior to May 22, 2020 amendment, the facility was unsecured and in the amount of $320,000,000. Advances under the Facility would be limited to the lesser of $600,000,000 or 20% of the unencumbered assets of the Multi-Strategy Income Fund, the Financials Income Fund, or the UltraShort Income Fund; or 15% of the unencumbered assets of the High Yield Opportunities Fund. Principal is due 45 days after the initial advance and at the maturity. Interest is payable monthly in arrears. Under the credit facility, the interest rate paid by the Funds on outstanding borrowings is equal to the one-month LIBOR, plus 1.75%, which was 1.90% as of July 31, 2020. During the period ended July 31, 2020, the Financials Income Fund borrowed under this arrangement; the average principle balance, interest rate, and maximum loan outstanding for the period were approximately $2,773,846, 2.62%, and $33,500,000 from March 13, 2020, through March 15th, 2020, respectively. During the period ended July 31, 2020, the High Yield Opportunities Fund borrowed under this arrangement; the average principle balance, interest rate, and maximum loan outstanding during the period for the period were approximately $286, 3.44%, and $52,000 on February 2, 2020, respectively. During the period ended July 31, 2020, the UltraShort Income Fund borrowed under this arrangement; the average principle balance, interest rate, and maximum loan outstanding for the period were approximately $53,297, 2.69%, and $9,300,000 on April 6, 2020, respectively. As of July 31, 2020, the Funds had no outstanding borrowings under this agreement.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 11. ACCOUNTING PRONOUNCEMENTS

In March 2017, the FASB issued ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). The amendments in the ASU 2017-08 shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU 2017-08 does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has adopted these amendments as currently required and these are reflected in the Funds’ financial statements and related disclosures.

The adoption of ASU 2017-08 represents a change in accounting principle for the Funds. Prior to the adoption, the Funds amortized premium on callable debt securities utilizing a do not recognize methodology.

The Fund adopted ASU 2017-08 using the modified retrospective approach with an effective date of February 1, 2020. The cumulative effect of the adoption is presented as an adjustment to the opening balances of amortized cost and unrealized appreciation (depreciation).

The following table presents the impact of the adoption of ASU 2017-08 on the Funds’ Statement of Assets and Liabilities effective February 1, 2020:

Statement of Assets and Liabilities	January 31, 2020
	As Reported	Adjustment	As Adjusted for Adoption of ASU 2017-08
Multi-Strategy Income Fund
Cost of investments	$8,032,545,172	$(113,227)	$8,032,431,945
Net unrealized appreciation (depreciation) on investments*	25,346,176	113,227	25,459,403
Financials Income Fund
Cost of investments	$273,473,940	$(143,065)	$273,330,875
Net unrealized appreciation (depreciation) on investments*	5,386,338	143,065	5,529,403
High Yield Opportunities Fund
Cost of investments	$70,799,619	$(10,506)	$70,789,113
Net unrealized appreciation (depreciation) on investments*	1,074,650	10,506	1,085,156
UltraShort Income Fund
Cost of investments	$410,913,863	$(8,503)	$410,905,360
Net unrealized appreciation (depreciation) on investments*	2,178,542	8,503	2,187,045

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 11. ACCOUNTING PRONOUNCEMENTS – (continued)

In accordance with the ASU 2017-08 disclosure requirements, the following tables present the adjustments to remove the effects of adopting ASU 2017-08 on the Funds’ financial statements as of and for the period ended July 31, 2020:

Statement of Assets and Liabilities	July 31, 2020
	As Reported	Adjustment	Without Adoption of ASU 2017-08
Multi-Strategy Income Fund
Cost of investments	$6,357,665,425	$153,150	$6,357,818,575
Net unrealized appreciation (depreciation) on investments*	(170,242,409)	(153,150)	(170,395,559)
Financials Income Fund
Cost of investments	$144,757,544	$249,358	$145,006,902
Net unrealized appreciation (depreciation) on investments*	(1,321,127)	(249,358)	(1,570,485)
High Yield Opportunities Fund
Cost of investments	$72,222,543	$11,056	$72,233,599
Net unrealized appreciation (depreciation) on investments*	(826,209)	(11,056)	(837,265)
UltraShort Income Fund
Cost of investments	$514,965,785	$24,405	$514,990,190
Net unrealized appreciation (depreciation) on investments*	1,932,314	(24,405)	1,907,909

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 11. ACCOUNTING PRONOUNCEMENTS – (continued)

Statement of Operations	For the Period Ended July 31, 2020
	As Reported	Adjustment	Without Adoption of ASU 2017-08
Multi-Strategy Income Fund
Investment Income:
Interest	$176,304,428	$306,381	$176,610,809
Total investment income	180,734,099	306,381	181,040,480
Net Investment Income	141,602,585	306,381	141,908,966
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments in unaffiliated securities	(416,787,619)	$(266,457)	(417,054,076)
Net change in unrealized appreciation (depreciation) on investments in unaffiliated securities	(189,450,191)	(39,924)	(189,490,115)
Net realized and unrealized gain (loss) on investments	(613,256,759)	(306,381)	(606,544,191)
Financials Income Fund
Investment Income:
Interest	$4,461,229	$309,165	$4,770,394
Total investment income	4,586,473	309,165	4,895,638
Net Investment Income	3,855,217	309,165	4,164,382
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments in unaffiliated securities	(14,385,412)	$(202,872)	(14,588,284)
Net change in unrealized appreciation (depreciation) on investments in unaffiliated securities	(6,850,530)	(106,293)	(6,956,823)
Net realized and unrealized gain (loss) on investments	(21,235,942)	(309,165)	(21,545,107)
High Yield Opportunities Fund
Investment Income:
Interest	$2,259,560	$2,787	$2,262,347
Total investment income	2,263,841	2,787	2,266,628
Net Investment Income	2,031,593	2,787	2,034,380
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments in unaffiliated securities	(2,175,454)	$(2,237)	(2,177,691)
Net change in unrealized appreciation (depreciation) on investments in unaffiliated securities	(1,911,365)	(550)	(1,911,915)
Net realized and unrealized gain (loss) on investments	(4,086,819)	(2,787)	(4,089,606)
UltraShort Income Fund
Investment Income:
Interest	$5,642,518	$14,705	$5,657,223
Total investment income	5,642,518	14,705	5,657,223
Net Investment Income	5,052,648	14,705	5,067,353
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments in unaffiliated securities	(3,880,950)	$1,197	(3,879,753)
Net change in unrealized appreciation (depreciation) on investments in unaffiliated securities	(254,731)	(15,902)	(270,633)
Net realized and unrealized gain (loss) on investments	(5,017,469)	(14,705)	(5,032,174)

*	Net unrealized appreciation (depreciation) on investments is a component of Total distributable earnings under the “Net Assets Consist of” caption on the Funds’ Statement of Assets and Liabilities.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 11. ACCOUNTING PRONOUNCEMENTS – (continued)

The adoption of ASU 2017-08 had no impact to either the Funds’ net assets or net asset value per share.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

NOTE 12. SUBSEQUENT EVENT

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the taxable year ended January 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 20%.

For the taxable year ended January 31, 2020, the Multi-Strategy Income Fund, Financials Income Fund, High Yield Opportunities Fund, and UltraShort Income Fund paid qualified dividend income of 0%, 0%, 0% and 0%, respectively.

For the taxable year ended January 31, 2020, the percentage of ordinary income dividends paid by the Multi-Strategy Income Fund, Financials Income Fund, High Yield Opportunities Fund, and UltraShort Income Fund that qualifies for the dividends received deduction available to corporations was 0%, 0%, 0% and 0%, respectively.

For the taxable year ended January 31, 2020, the Multi-Strategy Income Fund, Financials Income Fund, High Yield Opportunities Fund, and UltraShort Income Fund did not pay any ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c).

For the taxable year ended January 31, 2020, the Multi-Strategy Income Fund, Financials Income Fund, High Yield Opportunities Fund, and UltraShort Income Fund the percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue 871(k)1(c) was 82.42%, 93.69%, 91.05% and 100.00%, respectively.

2. Disclosure of Portfolio Holdings

The Funds will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0230.

3. Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Funds at (855) 751-4324 and (2) from Trust documents filed with the SEC on the SEC’s website at www.sec.gov.

4. Liquidity Risk Management Program

The Funds have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the 1940 Act (the Liquidity Rule”). The board has designated the Adviser’s Risk Committee as the administrator of the Program (the “Administrator”). The Administrator conducts the day-to-day operation of the Program.

In accordance with the Program, the Funds’ liquidity risk is assessed no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments both during normal and reasonably foreseeable stressed conditions, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources.

At a meeting of the Board held on April 1-2, 2020, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019. The report noted that the Administrator concluded that the Administrator believes (i) the Program operated effectively to assess and manage each Fund’s liquidity risk and (ii) the Program has been adequately and effectively implemented to monitor and, as applicable, respond to the Funds’ liquidity developments.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s liquidity risk and other principal risks to which an investment in the Fund may be subject.

5. Compensation of Trustees

Each Trustee who is not an “interested person” (i.e., an “Independent Trustee”) of the Fund Complex (which includes affiliated registrants not disclosed in this report) receives an annual retainer of $58,000, (pro-rated for any periods less than one year), paid quarterly as well as $12,000 for attending each regularly scheduled meeting in person in connection with his or her service on the Board of the Fund Complex. In addition, each Committee Chairman receives additional annual compensation of $12,000 (pro-rated for any periods less than one year). Independent Trustees are eligible for reimbursement of out-of-pocket expenses incurred in connection with attendance at meetings. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (855) 751-4324.

6. Trustees and Officers

The business of each Fund is managed under the direction of the Board. The Board formulates the general policies of each Fund and meets periodically to review each Fund’s performance, monitor investment activities and practices, and discuss other matters affecting the Funds’. The Trustees are fiduciaries for each Fund’s shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. The address of each Trustee and Officer of the Trust is c/o Angel Oak Capital Advisors, LLC, 3344 Peachtree Road NE, Suite 1725, Atlanta, GA 30326. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (855) 751-4324.

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held During the Past 5 Years
Independent Trustees(2)
Ira P. Cohen 1959	Independent Trustee, Chairman	Trustee since 2014, Chairman since 2017; indefinite terms	Executive Vice President, Recognos Financial (investment industry data analysis provider) (since 2015); Independent financial services consultant (since 2005).	7	Trustee, Valued Advisers Trust (since 2010); Trustee, Griffin Institutional Access Credit Fund (since 2017); Trustee, Griffin Institutional Access Real Estate Access Fund (since 2014); Trustee, Angel Oak Strategic Credit Fund (since 2017); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2018); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (since 2019).
Alvin R. Albe, Jr. 1953	Independent Trustee	Since 2014; indefinite term	Retired.	7	Director, Syntroleum Corporation (renewable energy firm) (1988 –2014); Trustee, Angel Oak Strategic Credit Fund (since 2017); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2018); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (since 2019).

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held During the Past 5 Years
Keith M. Schappert 1951	Independent Trustee	Since 2014; indefinite term	President, Schappert Consulting LLC (investment industry consulting) (since 2008).	7	Trustee, Mirae Asset Discovery Funds (since 2010); Trustee, Metropolitan Series Fund, Inc. (2009 – 2015); Trustee, Met Investors Series Trust (2012 – 2015); Director, Commonfund Capital, Inc. (since 2015); Director, The Commonfund (since 2012); Director, Calamos Asset Management, Inc. (2012 – 2017); Trustee, Angel Oak Strategic Credit Fund (since 2017); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2018); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (since 2019).
Andrea N. Mullins 1967	Independent Trustee	Since 2019; indefinite term	Private Investor; Independent Contractor, SWM Advisors (since 2014).	7	Trustee, Valued Advisors Trust (since 2013, Chairperson since 2017); Trustee, Angel Oak Strategic Credit Fund (since 2019); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2019); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (since 2019).

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held During the Past 5 Years
Interested Trustees
Sreeniwas (Sreeni) V. Prabhu 1974	Interested Trustee	Since 2015; indefinite term	Managing Partner Co-CEO, Group Chief Investment Officer, Angel Oak Capital Advisors, LLC (investment management) (since 2009).	7	Trustee, Angel Oak Strategic Credit Fund (since 2017); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2018); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (since 2019).
Samuel R. Dunlap, III 1979	Interested Trustee	Since 2019; indefinite term	Chief Investment Officer-Public Strategies, Angel Oak Capital Advisors, LLC (investment management) (since 2009).	6	Trustee, Angel Oak Strategic Credit Fund (since 2019); Trustee, Angel Oak Financial Strategies Income Term Trust (2018 – April 2020); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (since 2019).

(1)	The Fund Complex includes each series of the Trust, Angel Oak Strategic Credit Fund, Angel Oak Financial Strategies Income Term Trust, and Angel Oak Dynamic Financial Strategies Income Term Trust.
(2)	The Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act (“Independent Trustees”).

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Dory S. Black, Esq. 1975	President	Since 2015; indefinite term	General Counsel, Angel Oak Companies (since 2014).
Adam Langley 1967	Chief Compliance Officer	Since 2015; indefinite term	Chief Compliance Officer, Angel Oak Capital Advisors, LLC (since 2015); Chief Compliance Officer, Buckhead One Financial Opportunities, LLC (since 2015); Chief Compliance Officer, Angel Oak Capital Partners II, LLC (since 2016); Chief Compliance Officer of Falcons I, LLC (since 2018); Chief Compliance Officer, Hawks I, LLC (since 2018); Chief Compliance Officer, Angel Oak Strategic Credit Fund (since 2017); Chief Compliance Officer, Angel Oak Financial Strategies Income Term Trust (since 2018); Chief Compliance Officer, Angel Oak Dynamic Financial Strategies Income Term Trust (since 2019); Compliance Manager, Invesco Advisers, Ltd. (2013 – 2015).
Lu Chang, CFA, FRM, CAIA 1975	Secretary	Since 2015; indefinite term	Chief Risk and Operations Officer, Angel Oak Capital Advisors, LLC (since 2014).
Daniel Fazioli 1981	Treasurer	Since 2015; indefinite term	Chief Accounting Officer, Angel Oak Capital Advisors, LLC (since 2015); Controller, Tang Capital Partners, LP (2014 – 2015).

Each Trustee holds office for an indefinite term and until the earlier of: the Trust’s next meeting of shareholders and the election and qualification of his/her successor; or until the date a trustee dies, resigns or is removed in accordance with the Trust’s Declaration of Trust and By-laws. Each Trustee shall serve during the lifetime of the Trust until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Each officer holds office at the pleasure of the Board.

INVESTMENT ADVISER

Angel Oak Capital Advisors, LLC

3344 Peachtree Road NE, Suite 1725

Atlanta, GA 30326

DISTRIBUTOR

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 220

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Dechert LLP

1900 K Street NW

Washington, DC 20006

CUSTODIAN

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, WI 53202

ADMINISTRATOR, TRANSFER AGENT, AND FUND ACCOUNTANT

U.S Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the

1

Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section  302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Angel Oak Funds Trust

By (Signature and Title)*	/s/ Dory S. Black

Dory S. Black, President (Principal Executive Officer)

Date	10/07/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dory S. Black

                                                           Dory S. Black, President (Principal Executive Officer)

Date	10/07/20

By (Signature and Title)*	/s/ Dory S. Black

                                                           Dory S. Black, President (Principal Executive Officer)

Date	10/07/20

*	Print the name and title of each signing officer under his or her signature.